                                                      Registration No. 2-65223
                                                             File No. 811-2944

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                             [   ]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 50                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [   ]

Amendment No. 51                                                           [X]

                      OPPENHEIMER QUEST VALUE FUND, INC.
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924

------------------------------------------------------------------------------

             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200

------------------------------------------------------------------------------
             (Registrant's Telephone Number, including Area Code)

------------------------------------------------------------------------------
                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10048
------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On December 23, 2002 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On ______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Quest Value Fund, Inc.

Prospectus dated December 23, 2002

                                                                          1234

CONTENTS

            ABOUT THE FUND

            The Fund's Investment Objective and Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink

            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares

            By Wire
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund invests mainly in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace.  The Fund may invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks.  Under normal market conditions, the Fund invests at least 75% of its total assets in equity securities. These investments are more fully explained in "About the Fund's Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for purchase or sale by the Fund, the Fund's portfolio manager, who is employed by the Sub-Advisor, OpCap Advisors, uses a "value"
approach to investing.  The portfolio manager searches for securities of companies believed to be undervalued in the marketplace, in relation to factors such as a company's assets, earnings, growth potential and cash flows.  This process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases.
Currently, the selection process includes the following techniques:
   o  A "bottom up" analytical approach using fundamental research to focus on particular issuers before considering industry trends, evaluating each issuer's characteristics, financial results and management.
   o  A search for securities of established companies believed to be undervalued and having a high return on capital, strong management committed to shareholder value, and positive cash flows.
   o  Ongoing monitoring of issuers for fundamental changes in the company that might alter the portfolio manager's initial expectations about the security and might result in a decision to sell the security.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital appreciation in their investment over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund emphasizing common stock investments. Since the
Fund does not seek income and its income from investing will likely be small, it is not designed for investors needing an assured level of current income.
Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments have risks to some degree.  The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by the Sub-Advisor will cause the Fund to underperform other funds having a similar objective.  As an example, the portfolio manager's "value" approach to investing could result in fewer Fund investments in stocks that become highly valued by the marketplace during times of rapid market advances.  This could cause the Fund to underperform other funds that seek capital appreciation but that employ a growth or non-value approach to investing.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently emphasizes investments in stocks and other equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets in which it invests.  Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.  A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund invests mainly in securities of companies with medium-size capitalizations and larger.  It can also invest in small companies, which may have more volatile stock prices than larger companies.

Industry Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the Fund increases the emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

      HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the
Fund's investments, its investment performance and its price per share.
Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.
In the short term, the stock markets can be volatile, and the price of the
Fund's shares can go up and down substantially.  The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices.  In the OppenheimerFunds spectrum, the Fund is more conservative than aggressive growth stock funds, but has greater risks than funds that invest in both stocks and bonds or in investment-grade debt securities.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary. In certain cases, the figure representing "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.
For the period  from  1/1/02  through  9/30/02,  the  cumulative  return  (not annualized) before taxes for Class A shares was -25.38%.
During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a calendar  quarter  was 13.53%  (2ndQtr'97)  and the lowest return  (not  annualized)  before  taxes for a calendar  quarter  was  -13.59%
(3rdQtr'98).

 ------------------------------------------------------------------------------------

 Average Annual Total Returns     1 Year         5 Years         10 Years
 For   the    periods    ended                 (or life of      (or life of
 December 31, 2001                           class, if less)  class, if less)

 ------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------

 Class  A  Shares   (inception
 4/30/80)                         -13.18%         6.30%           11.47%
   Return Before Taxes            -13.58%         4.90%            9.75%
   Return After Taxes on
   Distributions                  -7.70%          4.80%            9.06%
   Return   After   Taxes   on
   Distributions  and  Sale of
   Fund Shares

                                             ----------------
 ------------------------------------------------------------------------------------

 S&P 500 Index (reflects no       -11.88%        10.70%           12.93%1
 deduction for fees, expenses
 or taxes)

 ------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  B   Shares   (inception     -12.96%           6.65%              11.09%
9/1/93)
-------------------------------------------------------------------------------------
Class  C   Shares   (inception     -9.38%            6.98%              10.90%
9/1/93)
-------------------------------------------------------------------------------------
 ------------------------------------------------------------------------------------

 Class  N  Shares   (inception     N/A2            N/A              N/A
 3/1/01)

 ------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  Y   Shares   (inception     -7.61%            7.90%              8.35%
12/16/96)
-------------------------------------------------------------------------------------

1  From 12/31/91.
2  Because this is a new class of shares, return data for the period specified is not available.

The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales  charge of 5% (1-year)  and 2%  (5-year);  and for
Class C, the 1%  contingent  deferred  sales  charge  for the  1-year  period.
There is no sales charge for Class Y shares.  Because  Class B shares  convert
to  Class  A  shares  72  months  after  purchase,   Class  B  "life-of-class"
performance  does not include any  contingent  deferred  sales charge and uses
Class A performance for the period after  conversion.  The returns measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance  of the  Fund's  shares  is  compared  to the  S&P 500  Index,  an
unmanaged  index  of  equity  securities.   The  index  performance   includes
reinvestment  of income but does not  reflect  transaction  costs.  The Fund's investments will vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended October 31,
2002.

--------------------------------------------------------------------------------------

Shareholder Fees (charges paid directly from your investment):

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                         Class  Class B  Class   Class  Class
                         A       Shares  C       N      Y
                         Shares          Shares  Shares Shares

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Maximum Sales Charge     5.75%    None    None    None   None
(Load) on purchases (as
% of offering price)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Maximum Deferred Sales   None1    5%2      1%3    1%4    None
Charge (Load) (as % of
the lower of the
original offering price
or redemption proceeds)

--------------------------------------------------------------------------------------
1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.

3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

----------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------------------------------
----------------------------------------------------------------------
                              Class   Class   Class  Class N  Class
                              A       B       C      Shares   Y
                              Shares  Shares  Shares          Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
Management Fees               0.93%   0.93%   0.93%  0.93%    0.93%
----------------------------------------------------------------------
----------------------------------------------------------------------

Distribution and/or Service   0.35%   1.00%   1.00%  0.50%    None
(12b-1) Fees

----------------------------------------------------------------------
----------------------------------------------------------------------

Other Expenses                0.31%   0.34%   0.33%  0.36%    0.45%

----------------------------------------------------------------------
----------------------------------------------------------------------

Total Annual Operating        1.59%   2.27%   2.26%  1.79%    1.38%
Expenses

----------------------------------------------------------------------

Effective March 1, 2002, the management fee rate has been reduced as described below in "How the Fund is Managed - The Manager - The Manager's
Fees." Effective January 1, 2002, the asset-based sales charge rate for Class
A shares was voluntarily reduced to 0.10% (as to Class A shares purchased on and after September 1, 1993) and 0.15% (as to Class A shares purchased prior to September 1, 1993), in each case on average annual net assets representing
Class A shares of the Fund. The rate in effect during 2001 as to Class A shares purchased on or after September 1, 1993 was 0.15%.  Effective January
1, 2003, the Board has voluntarily reduced the Class A asset-based sales charge to zero resulting in a 12b-1 fee of 0.25%. The Board of Directors can
set the rate of the asset-based sales charge on Class A shares up to 0.25% of average annual net assets under the Distribution and Service Plan for Class A shares.
Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.25% of average daily net assets per fiscal year for
Class Y shares and 0.35% of average daily net assets per fiscal year for all other classes. That undertaking for Class Y shares was effective January 1,
2001 through October 31, 2002 and all undertakings may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and
"Total Annual Operating Expenses" as percentages of average daily net assets were 0.35% and 1.28%, respectively, for Class Y shares.  For the Fund's fiscal year ended October 31, 2002, the transfer agent fees exceeded the expense limitation described above for the other classes of shares by less than 0.01% for each of those classes.
Effective November 1, 2002, the limit on transfer agent fees for Class Y shares increased to 0.35% of average daily net assets per fiscal year.  Had that limit been in effect during the Fund's prior fiscal year, the transfer agent fees would not have exceeded the expense limitation described above.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------------------------------------------------------

If shares are redeemed:  1 Year         3 Years       5 Years       10 Years

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares           $727           $1,048        $1,391        $2,356

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares           $730           $1,009        $1,415        $2,2781

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares           $329           $706          $1,210        $2,595

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Shares           $282           $563          $970          $2,105

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y Shares           $141           $437          $755          $1,657

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

If shares are not        1 Year         3 Years       5 Years       10 Years
redeemed:

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares           $727           $1,048        $1,391        $2,356

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares           $230           $709          $1,215        $2,2781

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares           $229           $706          $1,210        $2,595

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N Shares           $182           $563          $970          $2,105

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y Shares           $141           $437          $755          $1,657

---------------------------------------------------------------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

1.    Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different types of investments will vary over time based upon the evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below.
The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager has engaged the Sub-Advisor, OpCap Advisors, to select securities for the Fund's portfolio. The Sub-Advisor tries to reduce risks by carefully researching securities before they are purchased and by diversifying the Fund's investments.  That means the Fund does not hold a substantial percentage of the stock of any one company and does not invest too great a percentage of its assets in any one issuer.  Also, the Fund does not concentrate 25% or more of its investments in any one industry.

      However, changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Stock Investments.  The Fund invests mainly in a diversified portfolio of common stocks and other equity securities of issuers that are primarily of medium or large market capitalization, to seek capital appreciation. Equity securities include common stocks, preferred stocks, warrants and debt securities convertible into common stock. They can be securities issued by domestic or foreign companies.

      At times, the Fund may emphasize the securities of issuers in a particular industry or group of industries, or of a particular capitalization or a range of capitalizations, depending on the Sub-Advisor's judgment about market and economic conditions. Some convertible securities can be considered
"equity equivalents" because of the conversion feature and their credit rating has less impact on the investment decision than in the case of other debt securities.  Other convertible securities may behave more like other debt securities.

Foreign Investing.  The Fund can buy foreign securities that are listed on a domestic or foreign stock exchange, traded in domestic or foreign over-the-counter markets, or represented by American Depository Receipts.
Foreign investing has special risks, described below.  The Fund can invest in emerging markets which have greater risks than developed markets, such as less developed trading markets and possibly less liquidity, unstable governments and economies, and greater risks of nationalization and restrictions on foreign ownership, making these investments more volatile than other foreign investments.  The Fund will hold foreign currency only in connection with buying and selling foreign securities.

Risks of Foreign Investing.  The Fund can buy securities issued by companies in developed and underdeveloped countries. While the Fund has no limits on the amounts it can invest in foreign securities, normally it does not expect to invest substantial amounts of its assets in foreign securities. While foreign securities may offer special investment opportunities, there are also special risks.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund may also use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

Debt Securities. The Fund can also invest in debt securities, such as U.S.
Government securities and domestic corporate bonds and debentures.
Short-term debt securities can be selected for liquidity pending the purchase of other investments or to have cash to pay for redemptions of Fund shares.
The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Sub-Advisor. The Fund's investments in debt securities, including convertible debt securities, can be above or below investment grade in credit quality.  The Fund is not required to sell a security if its rating falls after the Fund buys it.  However, the Sub-Advisor will monitor those investments to determine whether the Fund should continue to hold them.
Rating definitions of national rating agencies are described in Appendix A to the Statement of Additional Information.

o  Special Credit Risks of Lower Grade Securities.  All debt securities are subject to some degree of credit risk.  Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due.  The Fund can invest in "lower-grade" securities commonly known as "junk bonds".  Those are debt securities rated below "Baa" by Moody's
Investors Service or "BBB" by Standard & Poor's Rating Services or having a comparable rating by another rating organization or unrated securities assigned a comparable rating by the Sub-Advisor.  However, the Fund does not intend to invest more than 5% of its assets in securities rated lower than
"Baa" by Moody's or "BBB" by Standard & Poor's.

Higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment-grade securities.  They may be subject to greater market fluctuations and risk of loss of income and principal than investment grade securities.

Money Market Instruments. For liquidity purposes, the Fund can also invest in
"money market instruments." These include U.S. Government securities and high-quality corporate debt securities having a remaining maturity of one year or less. They also include commercial paper, other short-term corporate debt obligations, certificates of deposit, bankers' acceptances and repurchase agreements.

Investing In Small, Unseasoned Companies.  The Fund can invest up to 15% of its total assets in securities of small, unseasoned companies. These are companies that have been in continuous operation for less than three years, counting the operations of any predecessors. These securities may have limited liquidity, which means that the Fund could have difficulty selling them at an acceptable price when it wants to. Their prices may be very volatile, especially in the short term.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  The Fund cannot invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager and Sub-Advisor monitor holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Hedging.  The Fund may buy and sell certain kinds of futures contracts, put and call options and forward contracts.  These are all referred to as
"hedging instruments."  In the broadest sense, hedging instruments the Fund might use may be considered "derivative investments."  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  The
Fund is not required to use hedging instruments to seek its goal and does not make extensive use of them.

Some of these strategies would hedge the Fund's portfolio against price fluctuations.  Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

Hedging involves risk.  If the Sub-Advisor used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might be unsuccessful and the strategy could reduce the Fund's returns.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.
Options trading involves the payment of premiums and has special tax effects on the Fund.

Portfolio Turnover.   A change in the securities held by the Fund is known as
"portfolio turnover."  The Fund does not expect to engage in active and frequent trading to try to achieve its objective.  Portfolio turnover increases brokerage costs the Fund pays.  If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The Financial
Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the
Fund's principal investment strategies.  Generally they would be short-term
U.S. Government securities and the types of money market instruments described above. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.  To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE MANAGER. The Manager supervises the Fund's investment program and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees paid by the Fund to the Manager and describes the expenses that the Fund pays to conduct its business. The Manager became the Fund's investment advisor on November 22, 1995.

      The Manager has been an investment advisor since January 1960.  The
Manager and its subsidiaries and controlled affiliates managed more than $120 billion in assets as of September 30, 2002, including other Oppenheimer funds with more than 7 million shareholder accounts.  The Manager is located at 498
Seventh Avenue, New York, New York 10018.

The Manager's Fees.  Under the investment advisory agreement, effective March
      1, 2002, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next
      $400 million, 0.85% of the next $2.2 billion, 0.75% of the next $1 billion and 0.65% of average annual net assets in excess of $4 billion.
      Prior to March 1, 2002, the annual advisory fee rate was:1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $3.2 billion, 0.80% of the next $4 billion and 0.75% of average annual net assets in excess of $8 billion.  A voluntary waiver of advisory fees was in effect during the
      Fund's last fiscal year, as described in the Fund's Statement of
      Additional Information.  The Fund's management fee for its last fiscal year ended October 31, 2002 was 0.93% of average annual net assets for each class of shares.

The Sub-Advisor.  On November 22, 1995, the Manager retained the Sub-Advisor to provide day-to-day portfolio management for the Fund. Prior to that date, and from the inception of the Fund, the Sub-Advisor had been the
      Fund's investment advisor.  The Sub-Advisor has operated as an investment advisor to investment companies and other investors since its organization in 1980, and as of September 30, 2002, the Sub-Advisor
      or its parent, Oppenheimer Capital, advised accounts having assets in excess of $26 billion.  The Sub-Advisor is located at 1345 Avenue of the Americas, 49th Floor, New York, New York 10105-4800.

      The Manager, not the Fund, pays the Sub-Advisor an annual fee under the
      Sub-Advisory Agreement between the Manager and the Sub-Advisor. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of November 22, 1995, and 30% of the fee
      collected by the Manager on assets in excess of that amount.

      The Sub-Advisor is wholly-owned by Oppenheimer Capital LLC, which is wholly-owned by Allianz Dresdner Asset Management of America L.P. The
      general partner of Allianz Dresdner Asset Management of America L.P. is
      Allianz-PacLife Partners LLP.  Allianz AG has majority ownership of, and controls, Allianz Dresdner Asset Management of America L.P. and its
      subsidiaries, including Oppenheimer Capital and the Sub-Advisor.

Portfolio Manager.  The portfolio manager of the Fund is John Lindenthal, who is employed by the Sub-Advisor.  He is the person primarily responsible for the day-to-day management of the Fund's portfolio.  Mr. Lindenthal, a Managing Director of Oppenheimer Capital, became the Fund's portfolio manager in July 2000. Mr. Lindenthal has managed other portfolios for
      Oppenheimer Capital since 1979.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
   o  Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink" below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
   If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
   By using an Asset Builder o     Plan or Automatic Exchange Plan (details
      are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.

   The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the
      Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the
      Exchange is open for trading (referred to in this Prospectus as a
      "regular business day"). The Exchange normally closes at 4:00 P.M.,
      Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Directors has established procedures to value the
      Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.  Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Directors has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the
      Distributor's close of business on a regular business day (normally
      5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the
      Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

--------------------------------------------------------------------------------

                                Front-End      Front-End Sales  Concession As

                                Sales          Charge As a      Percentage of
                                Charge As a    Percentage of    Offering Price
                                Percentage of  Net
Amount of Purchase              Offering Price Amount Invested

--------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts").
      Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is
      0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:

o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------

Years Since Beginning of Month in Which  Contingent Deferred Sales Charge on
Purchase Order was Accepted              Redemptions in That Year
                                         (As % of Amount Subject to Charge)

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------

More than 6                              None

--------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares held by institutional investors must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Distribution and Service Plan for Class A Shares. The Fund has adopted a
      Distribution and Service Plan for Class A shares. Under the plan the
      Fund will pay through December 31, 2002 an asset-based sales charge to the Distributor at an annual rate of 0.10% of average annual net assets of Class A shares of the Fund purchased on or after September 1, 993
      (0.15% as to Class A shares purchased prior to September 1, 1993) (the
      Board of Directors can set this rate up to 0.25%).  Effective January
      1, 2003, the Board has voluntarily reduced the asset-based sales charge in all Class A shares to zero. The Fund also pays a service fee to the
      Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of the service fee and, until December 31, 2002 the asset-based sales charge, to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. During the first year after the shares are sold, the
      Distributor retains the service fee. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor retains the Class B asset-based sales charge.  See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.

403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name

   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
   a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
   a U.S. registered dealer or broker in securities, municipal securities or government securities, or
   a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
   the amount of your account  value  represented  by an increase in net asset value over the initial purchase price,
   shares  purchased  by  the  reinvestment  of  dividends  or  capital  gains distributions, or
   shares  redeemed in the special  circumstances  described  in Appendix C to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.

   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions.  For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss.  Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

   Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New
      York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
   The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.

   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income  on an  annual  basis  and to pay them to shareholders  in  December  on a date  selected  by the  Board  of  Directors.
Dividends and distributions  paid to Class A and Class Y shares will generally be  higher  than  dividends  for Class B,  Class C and  Class N shares,  which normally  have  higher  expenses  than  Class A and  Class  Y. The Fund has no fixed  dividend  rate and cannot  guarantee  that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.

Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for fiscal years 2002, 2001 and 2000 has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request. Another accounting firm audited the information for the fiscal years prior to 2000.

FINANCIAL HIGHLIGHTS

 Class A    Year Ended October 31                2002      2001     2000
1999      1998
=============================================================================================
 Per Share Operating Data
---------------------------------------------------------------------------------------------

 Net asset value, beginning of period         $ 17.97   $ 19.40    $ 21.77  $
21.46  $ 20.49
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .03       .03
..04      .02      .15
 Net realized and unrealized gain (loss)        (2.56)    (1.01)
..17     1.28     1.80

----------------------------------------------
 Total from investment operations               (2.53)     (.98)
..21     1.30     1.95
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              --        --
--     (.15)    (.11)
 Dividends in excess of net investment income      --        --
--       -- 1     --
 Distributions from net realized gain            (.41)     (.45)
(2.58)    (.84)    (.87)

----------------------------------------------
 Total dividends and/or
 distributions to shareholders                   (.41)     (.45)
(2.58)    (.99)    (.98)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                $15.03    $17.97     $19.40
$21.77   $21.46

==============================================

=============================================================================================
 Total Return, at Net Asset Value 2            (14.52)%   (5.23)%
1.44%    6.15%    9.87%
---------------------------------------------------------------------------------------------

=============================================================================================
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $487,750  $567,124   $569,086
$906,698 $976,655
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $567,625  $593,910   $685,319
$977,120 $853,061
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                           0.21%     0.21%    0.05%
0.07%     0.83%
 Expenses                                        1.59%     1.57%    1.61%
1.60%     1.59% 4
 Expenses, net of waiver of expenses             1.59%     1.57%    1.56%
1.60%     1.59%
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                           12%       19%
51%       62%       21%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                     19 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

 Class B    Year Ended October 31                2002      2001
2000     1999     1998
=============================================================================================
 Per Share Operating Data
---------------------------------------------------------------------------------------------

 Net asset value, beginning of period         $ 17.31   $ 18.82    $ 21.32  $
21.08  $ 20.17
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    (.13)     (.08)
(.17)    (.11)     .07
 Net realized and unrealized gain (loss)        (2.40)     (.98)
..25     1.26     1.76

-----------------------------------------------
 Total from investment operations               (2.53)    (1.06)
..08     1.15     1.83
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              --        --
--     (.07)    (.05)
 Dividends in excess of net investment income      --        --
--       -- 1     --
 Distributions from net realized gain            (.41)     (.45)
(2.58)    (.84)    (.87)

-----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.41)     (.45)   (2.58)
(.91)     (.92)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                $14.37    $17.31   $18.82
$21.32    $21.08
---------------------------------------------------------------------------------------------

=============================================================================================
 Total Return, at Net Asset Value 2            (15.09)%   (5.83)%   0.79%
5.51%     9.38%
---------------------------------------------------------------------------------------------

=============================================================================================
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $229,555  $318,916   $336,225
$520,146 $512,885
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $296,203  $346,623   $390,734
$541,440 $417,011
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                   (0.47)%   (0.45)%    (0.58)%
(0.51)%   0.33%
 Expenses                                        2.27%     2.21%
2.24%    2.17%    2.09% 4
 Expenses, net of waiver of expenses             2.27%     2.21%
2.19%    2.17%    2.09%
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                           12%       19%
51%      62%      21%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                     20 | OPPENHEIMER QUEST VALUE FUND, INC.

 Class C   Year Ended October 31                 2002      2001
2000     1999     1998
=============================================================================================
 Per Share Operating Data
---------------------------------------------------------------------------------------------

 Net asset value, beginning of period         $ 17.32   $ 18.83    $ 21.32  $
21.07  $ 20.17
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    (.08)     (.05)
(.17)    (.11)     .07
 Net realized and unrealized gain (loss)        (2.45)    (1.01)
..26     1.26     1.75

-----------------------------------------------
 Total from investment operations               (2.53)    (1.06)
..09     1.15     1.82
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              --        --
--     (.06)    (.05)
 Dividends in excess of net investment income      --        --
--       -- 1     --
 Distributions from net realized gain            (.41)     (.45)
(2.58)    (.84)    (.87)

-----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.41)     (.45)
(2.58)    (.90)    (.92)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                $14.38    $17.32     $18.83
$21.32   $21.07
---------------------------------------------------------------------------------------------

=============================================================================================
 Total Return, at Net Asset Value 2            (15.08)%   (5.82)%
0.83%    5.55%    9.32%
---------------------------------------------------------------------------------------------

=============================================================================================
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $68,834   $81,771    $79,102
$132,668 $140,461
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $82,282   $84,956    $94,621
$143,378 $116,160
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                   (0.46)%   (0.42)%    (0.55)%
(0.48)%   0.33%
 Expenses                                        2.26%     2.19%
2.21%    2.15%    2.10% 4
 Expenses, net of waiver of expenses             2.26%     2.19%
2.16%    2.15%    2.10%
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                           12%       19%
51%      62%      21%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                     21 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

 Class N   Year Ended October 31
2002     2001 1
======================================================================================
 Per Share Operating Data
--------------------------------------------------------------------------------------

 Net asset value, beginning of period                              $ 17.96
$ 20.01
--------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.01)       -- 2
 Net realized and unrealized loss
(2.55)    (2.05)

-------------------
 Total from investment operations
(2.56)    (2.05)
--------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--        --
 Dividends in excess of net investment income
--        --
 Distributions from net realized gain
(.41)       --

-------------------
 Total dividends and/or distributions
 to shareholders
(.41)       --
--------------------------------------------------------------------------------------
 Net asset value, end of period                                     $14.99
$17.96
--------------------------------------------------------------------------------------

======================================================================================
 Total Return, at Net Asset Value 3                                 (14.70)%
(10.25)%
--------------------------------------------------------------------------------------

======================================================================================
 Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                           $8,147
$2,696
--------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $6,363
$  651
--------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss
(0.02)%   (0.13)%
 Expenses
1.79%     1.72%
 Expenses, net of waiver of expenses
1.79%     1.72%
--------------------------------------------------------------------------------------
 Portfolio turnover rate
12%       19%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                     22 | OPPENHEIMER QUEST VALUE FUND, INC.

 Class Y   Year Ended October 31                 2002      2001
2000     1999     1998
=============================================================================================
 Per Share Operating Data
---------------------------------------------------------------------------------------------

 Net asset value, beginning of period         $ 18.10   $ 19.47    $ 21.82  $
21.54  $ 20.55
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .05       .04
..04      .08      .21
 Net realized and unrealized gain (loss)        (2.55)     (.96)
..19     1.28     1.83

-----------------------------------------------
 Total from investment operations               (2.50)     (.92)
..23     1.36     2.04
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              --        --
--     (.24)    (.18)
 Dividends in excess of net investment income      --        --
--       -- 1     --
 Distributions from net realized gain            (.41)     (.45)
(2.58)    (.84)    (.87)

-----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.41)     (.45)     (2.58)
(1.08)   (1.05)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                $15.19    $18.10     $19.47
$21.82   $21.54
---------------------------------------------------------------------------------------------

=============================================================================================
 Total Return, at Net Asset Value 2           (14.25)%    (4.89)%
1.54%    6.45%   10.36%
---------------------------------------------------------------------------------------------

=============================================================================================
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $21,842   $20,681    $13,478
$14,579  $10,036
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $23,774   $18,259    $12,712
$12,065  $ 5,673
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                           0.50%     0.52%
0.21%    0.32%    1.30%
 Expenses                                        1.38%     1.25%
1.45%    1.33%    1.14% 4
 Expenses, net of voluntary waiver of transfer
 agent fees, reduction to custodian expenses
 and/or waiver of expenses                       1.28%     1.22%
1.40%    1.33%    1.14%
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                           12%       19%
51%      62%      21%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

INFORMATION AND SERVICES

For More Information on Oppenheimer Quest Value Fund, Inc.
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

---------------------------------------------------------------------------------

By Telephone:                     Call OppenheimerFunds Services toll-free:
                                  1.800.CALL.OPP (225.5677)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                          Write to:
                                  OppenheimerFunds Services
                                  P.O. Box 5270
                                  Denver, Colorado 80217-5270
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

On the Internet:                  You can send us a request by e-mail or read
                                  or down-load documents on the
                                  OppenheimerFunds website:
                                  WWW.OPPENHEIMERFUNDS.COM
                                  ------------------------

---------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at WWW.SEC.GOV. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]
OppenheimerFunds Distributor, Inc.

The Fund's SEC File No. 811-2944

PR0225.001.1202
Printed on recycled paper

                          Appendix to Prospectus of

                        Oppenheimer Quest Value Fund, Inc.

      Graphic Material included in the Prospectus of Oppenheimer Quest Value
Fund, Inc. (the "Fund") under the heading: "Annual Total Returns (Class A)
(as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for the past ten calendar years, without deducting sales charges.
Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                                Annual Total
Ended                               Return
-----                               ------
12/31/92                            17.71%
12/31/93                            6.74%
12/31/94                            0.85%
12/31/95                            37.11%
12/31/96                            25.57%
12/31/97                            26.50%
12/31/98                            9.47%
12/31/99                            -0.04%
12/31/00                            12.97%
12/31/01                            -7.88%

---------------------------------------------------------------------------------
Oppenheimer Quest Value Fund, Inc.
---------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL.OPP (225.5677)

Statement of Additional Information dated December 23, 2002

      This  Statement  of  Additional  Information  is  not  a  Prospectus.  This
document  contains   additional   information  about  the  Fund  and  supplements
information  in the  Prospectus  dated  December  23,  2002.  It  should  be read together  with the  Prospectus,  which may be  obtained  by writing to the Fund's
Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270, Denver,  Colorado
80217,  or by calling the Transfer Agent at the toll-free  number shown above, or
by   downloading   it   from   the   OppenheimerFunds   Internet   web   site  at
www.oppenheimerfunds.com.

Contents
                                                                      Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks..
    The Fund's Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Investment Restrictions............................................
How the Fund is Managed ...............................................
    Organization and History...........................................
    Directors and Officers of the Fund.................................
    The Manager........................................................
Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Performance of the Fund................................................

About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................

Financial Information About the Fund
Independent Auditors' Report...........................................
Financial Statements...................................................

                                       18
---------------------------------------------------------------------------------
A B O U T  T H E  F U N D
---------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the  Prospectus.  This Statement of Additional
Information  contains  supplemental  information  about those  policies and risks
and   the   types   of   securities   that   the   Fund's   Investment   Manager,
OppenheimerFunds,  Inc., can select for the Fund. Additional  information is also provided  about  the  strategies  that  the Fund  may use to try to  achieve  its objective.

The Fund's  Investment  Policies.  The  composition  of the Fund's  portfolio and the techniques and strategies that the Fund's  Sub-Advisor,  OpCap Advisors,  may use in  selecting  portfolio  securities  will  vary over  time.  The Fund is not required to use all of the investment  techniques and strategies  described below in seeking its goal.  It may use some of the special  investment  techniques  and strategies at some times or not at all.

      In  selecting   securities  for  the  Fund's  portfolio,   the  Sub-Advisor
evaluates the merits of particular  securities  primarily through the exercise of its own  investment  analysis.  In the case of  corporate  issuers,  that process
may  include,   among  other  things,   evaluation  of  the  issuer's  historical
operations,  prospects  for the  industry  of  which  the  issuer  is  part,  the issuer's financial condition,  its pending product developments and business (and those of  competitors),  the effect of general market and economic  conditions on the issuer's  business,  and legislative  proposals that might affect the issuer.
In the  case of  foreign  securities,  the  Sub-Advisor  may  also  consider  the conditions of a particular  country's  economy in relation to the U.S. economy or other foreign  economies,  general  political  conditions in a country or region, the effect of taxes, the  efficiencies and costs of particular  markets and other factors when evaluating the securities of issuers in a particular country.

      |X|  Investments  in  Equity  Securities.  The  Fund  does  not  limit  its investments in equity  securities to issuers having a market  capitalization of a specified  size or  range,  and while it  emphasizes  securities  of  medium  and
large-capitalization   issuers,  the  Fund  can  also  invest  in  securities  of small-capitalization  issuers.  At  times,  the Fund may  increase  the  relative emphasis of its equity  investments  in securities of one or more  capitalization
ranges,  based  upon  the  Sub-Advisor's   judgment  of  where  the  best  market
opportunities  are to seek the Fund's  objective.  At times, the market may favor or disfavor  securities  of issuers of a  particular  capitalization  range,  and securities  of  small-capitalization  issuers  may be subject  to  greater  price volatility in general than  securities  of larger  companies.  Therefore,  if the
Fund has  substantial  investments in  smaller-capitalization  companies at times of market  volatility,  the Fund's share price could  fluctuate more than that of funds focusing on larger-capitalization issuers.

            |_|  Value  Investing.   In  selecting  equity  investments  for  the
Fund's  portfolio,  the portfolio manager currently uses a value investing style.
In using a value  approach,  the  portfolio  manager seeks stock and other equity securities that appear to be temporarily  undervalued,  by various measures, such as  price/earnings  ratios.  This  approach  is  subject  to  change  and may not necessarily  be used in all cases.  Value  investing  seeks stocks  having prices that are low in  relation  to their real worth or future  prospects,  in the hope that the Fund will realize  appreciation  in the value of its holdings when other investors realize the intrinsic value of the stock.

      Using  value  investing  requires  research as to the  issuer's  underlying financial  condition and  prospects.  Some of the measures used to identify these securities include, among others:
      |_|  Price/Earnings  ratio,  which  is the  stock's  price  divided  by its earnings per share.  A stock having a  price/earnings  ratio lower than its historical  range,  or the market as a whole or that of  similar  companies may offer attractive investment opportunities.
      |_|  Price/book  value ratio,  which is the stock price divided by the book value of the company per share,  which  measures the company's  stock price in relation to its asset value.
      |_|  Dividend  Yield is  measured by  dividing  the annual  dividend by the stock price per share.
      |_|  Valuation  of Assets  which  compares  the stock price to the value of the company's  underlying  assets,  including  their projected value in the marketplace and liquidation value.

            |_| Preferred  Stocks.  Preferred  stock,  unlike common stock, has a stated  dividend rate payable from the  corporation's  earnings.  Preferred stock dividends may be cumulative or  non-cumulative,  participating,  or auction rate.
"Cumulative"  dividend  provisions  require  all or a  portion  of  prior  unpaid dividends to be paid before dividends can be paid on the issuer's common stock.

      If interest  rates rise,  the fixed  dividend  on  preferred  stocks may be less  attractive,  causing the price of  preferred  stocks to decline.  Preferred stock  may  have  mandatory  sinking  fund  provisions,  as  well  as  provisions allowing calls or redemptions  prior to maturity,  which can also have a negative impact on prices when interest rates  decline.  Preferred  stock  generally has a preference over common stock on the  distribution  of a  corporation's  assets in the event of liquidation  of the  corporation.  The rights of preferred  stock on distribution  of a  corporation's  assets  in  the  event  of a  liquidation  are generally  subordinate  to  the  rights  associated  with  a  corporation's  debt securities.  Preferred stock may be  "participating"  stock,  which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

            |_| Rights and Warrants.  Warrants  basically are options to purchase equity  securities  at  specific  prices  valid  for a  specific  period of time.
Their prices do not  necessarily  move  parallel to the prices of the  underlying securities.  Rights are similar to warrants,  but normally have a short  duration and are  distributed  directly  by the  issuer to its  shareholders.  Rights  and warrants  have no voting  rights,  receive no  dividends  and have no rights with respect to the assets of the issuer.

            |_|   Convertible   Securities.   Convertible   securities  are  debt
securities  that are  convertible  into an  issuer's  common  stock.  Convertible securities rank senior to common stock in a corporation's  capital  structure and therefore  are  subject to less risk than  common  stock in case of the  issuer's bankruptcy or liquidation.

      The  value of a  convertible  security  is a  function  of its  "investment
value"  and  its  "conversion   value."  If  the  investment  value  exceeds  the
conversion  value,  the security will behave more like a debt  security,  and the security's  price will likely  increase  when  interest  rates fall and  decrease when  interest  rates  rise.  If the  conversion  value  exceeds  the  investment value,  the  security  will behave more like an equity  security:  it will likely sell at a  premium  over  its  conversion  value,  and  its  price  will  tend to fluctuate directly with the price of the underlying security.

      While some  convertible  securities  are a form of debt  security,  in many cases their  conversion  feature  (allowing  conversion  into equity  securities)
causes them to be regarded by the Sub-Advisor  more as "equity  equivalents."  As
a  result,   the  rating  assigned  to  the  security  has  less  impact  on  the
Sub-Advisor's  investment  decision with respect to convertible  securities  than in the  case of  non-convertible  debt  fixed  income  securities.  To  determine whether  convertible  securities should be regarded as "equity  equivalents," the
Sub-Advisor may consider the following factors:
(1)   whether,  at the option of the investor,  the  convertible  security can be exchanged for a
         fixed number of shares of common stock of the issuer,
(2)   whether  the  issuer  of  the  convertible   securities  has  restated  its
          earnings per share of
         common  stock  on a fully  diluted  basis  (considering  the  effect  of conversion of the
         convertible securities), and
(3)   the extent to which the  convertible  security  may be a defensive  "equity substitute,"
         providing the ability to  participate in any  appreciation  in the price of the issuer's common stock.

      |X|  Foreign  Securities.  "Foreign  securities"  include  equity  and debt securities  of companies  organized  under the laws of  countries  other than the
United States and debt  securities of foreign  governments and their agencies and instrumentalities.  They may be  traded on  foreign  securities  exchanges  or in the  foreign  over-the-counter  markets.  The Fund can  purchase  equity and debt securities issued by foreign companies or foreign governments or their agencies.

      Securities of foreign issuers that are  represented by American  Depository
Receipts or that are listed on a U.S.  securities  exchange or traded in the U.S.
over-the-counter  markets are considered "foreign  securities" for the purpose of the Fund's  investment  allocations.  That is because they are subject to some of the special  considerations  and risks,  discussed  below,  that apply to foreign securities traded and held abroad.

      Because  the  Fund  can   purchase   securities   denominated   in  foreign
currencies,  a change in the value of a foreign  currency against the U.S. dollar could  result in a change in the  amount of  income  the Fund has  available  for
distribution.   Because  a  portion  of  the  Fund's  investment  income  may  be received in foreign  currencies,  the Fund will be required to compute its income in U.S.  dollars for  distribution to  shareholders,  and therefore the Fund will absorb  the  cost of  currency  fluctuations.  After  the  Fund  has  distributed income,  subsequent  foreign  currency  losses may  result in the  Fund's  having distributed  more income in a particular  fiscal period than was  available  from investment income, which could result in a return of capital to shareholders.

      Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of  domestic  issuers.  They  include the opportunity to invest in foreign  issuers that appear to offer growth  potential, or in foreign  countries  with  economic  policies or business  cycles  different from those of the U.S., or to reduce  fluctuations  in portfolio  value by taking advantage  of foreign  stock  markets  that do not move in a manner  parallel  to
U.S.  markets.  The Fund will hold foreign  currency only in connection  with the purchase or sale of foreign securities.

            |_|  Foreign  Debt  Obligations.  The  debt  obligations  of  foreign
governments  and  their  agencies  and   instrumentalities  may  or  may  not  be
supported  by the full faith and credit of the foreign  government.  The Fund can buy  securities  issued  by  certain  "supra-national"  entities,  which  include
entities   designated   or  supported   by   governments   to  promote   economic
reconstruction or development,  international  banking  organizations and related government  agencies.  Examples are the International Bank for Reconstruction and
Development  (commonly called the "World Bank"),  the Asian  Development bank and the Inter-American Development Bank.

      The   governmental   members   of   these   supra-national   entities   are
"stockholders" that typically make capital  contributions and may be committed to make  additional  capital  contributions  if the  entity  is  unable to repay its borrowings.  A  supra-national  entity's  lending  activities may be limited to a percentage  of its  total  capital,  reserves  and net  income.  There  can be no assurance that the constituent  foreign  governments  will continue to be able or willing to honor their capitalization commitments for those entities.

            |_| Risks of Foreign  Investing.  Investments  in foreign  securities
may  offer  special   opportunities   for  investing  but  also  present  special
additional  risks and  considerations  not typically  associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation  in value of foreign  investments  due to  changes in  currency rates or
            currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign
                  countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
            greater  volatility  and less  liquidity  on foreign  markets than in the U.S.;
o     less  governmental  regulation  of foreign  issuers,  stock  exchanges  and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in settlement of portfolio  transactions or loss of
            certificates for portfolio securities;
o     possibilities in some countries of  expropriation,  confiscatory  taxation, political,
                  financial   or  social   instability   or  adverse   diplomatic
developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,   U.S.   Government   policies  have   discouraged   certain
investments  abroad by U.S.  investors,  through taxation or other  restrictions, and it is possible that such restrictions could be re-imposed.

            |_|  Special  Risks of  Emerging  Markets.  Emerging  and  developing markets  abroad may also offer  special  opportunities  for growth  investing but have  greater  risks  than  more  developed  foreign  markets,  such as  those in
Europe,  Canada,  Australia,  New  Zealand  and  Japan.  There  may be even  less liquidity in their  securities  markets,  and  settlements of purchases and sales of securities  may be subject to additional  delays.  They are subject to greater risks of  limitations  on the  repatriation  of income  and  profits  because  of currency  restrictions imposed by local governments.  Those countries may also be subject to the risk of greater  political  and  economic  instability,  which can greatly  affect the  volatility of prices of securities in those  countries.  The
Sub-Advisor  will  consider  these  factors when  evaluating  securities in these markets.

      |X|  Portfolio  Turnover.   "Portfolio  turnover"  describes  the  rate  at
which the Fund  traded its  portfolio  securities  during its last  fiscal  year.
For  example,  if a  fund  sold  all of  its  securities  during  the  year,  its portfolio  turnover  rate would  have been 100%  annually.  The Fund's  portfolio turnover rate will  fluctuate  from year to year, but the Fund does not expect to have a portfolio  turnover  rate of 100% or more.  Increased  portfolio  turnover creates higher  brokerage and  transaction  costs for the Fund,  which may reduce its overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in distributions  of taxable  long-term capital gains to  shareholders,  since the Fund will normally  distribute  all of its capital  gains  realized  each year, to avoid excise taxes under the Internal
Revenue Code.

Other Investment  Techniques and Strategies.  In seeking its objective,  the Fund may from  time to time use the types of  investment  strategies  and  investments described  below.  It is not  required  to use  all of  these  strategies  at all times, and at times may not use them.

      |X|   Investments   in  Debt   Securities.   The   Fund   can   invest   in
convertible  securities  and can also invest in bonds,  debentures and other debt securities,  including  U.S.  Government  securities,  for liquidity or defensive
purposes.   Because  the  Fund   currently   emphasizes   investments  in  equity
securities,  such as  stocks,  it is not  anticipated  that  more than 25% of the
Fund's  assets  will  be  invested  in  debt   securities   under  normal  market
conditions.

      |_|   Credit   Risk.    The   Fund's   debt    investments    can   include
investment-grade  and  non-investment-grade  bonds (commonly referred to as "junk bonds").  Investment-grade  bonds  are  bonds  rated  at least  "Baa" by  Moody's
Investors  Service,  Inc., at least "BBB" by Standard & Poor's Rating  Service or
Fitch,  Inc.,  or  have  comparable  ratings  by  another  nationally  recognized statistical rating  organization.  In making investments in debt securities,  the
Sub-Advisor  may rely to some extent on the ratings of ratings  organizations  or it may use its own  research to evaluate a security's  credit-worthiness.  If the securities  are  unrated,  to be  considered  part  of  the  Fund's  holdings  of investment-grade  securities,  they must be judged  by the  Sub-Advisor  to be of
comparable   quality   to   bonds   rated  as   investment   grade  by  a  rating
organization.  The debt security  ratings  definitions  of the principal  ratings organizations  are  included  in  Appendix  A to  this  Statement  of  Additional
Information.
      |_| Interest Rate Risk.  Interest rate risk refers to the  fluctuations  in value of debt securities  resulting from the inverse  relationship  between price and yield.  For  example,  an  increase  in general  interest  rates will tend to reduce  the  market  value  of  already-issued  fixed-income  investments,  and a decline  in  general  interest  rates  will  tend to  increase  their  value.  In addition,  debt  securities  with  longer  maturities,  which tend to have higher yields,  are subject to potentially  greater  fluctuations  in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations  in the  market  value of  fixed-income  securities  after the
Fund buys them will not affect the interest  income  payable on those  securities
(unless the security  pays  interest at a variable  rate pegged to interest  rate
changes).   However,   those  price   fluctuations   will  be  reflected  in  the
valuations of the  securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

      |_| U.S.  Government  Securities.  Obligations of U.S.  Government agencies or  instrumentalities  (including  mortgage-backed  securities) may or may not be guaranteed  or  supported  by the "full faith and  credit" of the United  States.
Some are  backed by the right of the  issuer  to borrow  from the U.S.  Treasury;
others,  by  discretionary  authority  of the U.S.  Government  to  purchase  the agencies'  obligations;  while  others  are  supported  only by the credit of the instrumentality.

      All U.S.  Treasury  obligations  are backed by the full faith and credit of the  United  States.  If the  securities  are not  backed  by the full  faith and credit of the United States,  the owner of the securities  must look  principally to the  agency  issuing  the  obligation  for  repayment  and  may not be able to assert a claim  against  the  United  States  in the  event  that the  agency  or instrumentality  does not meet its  commitment.  The  Fund  will  invest  in U.S.
Government  securities  of such  agencies  and  instrumentalities  only  when the
Sub-Advisor   is   satisfied   that  the  credit   risk  with   respect  to  such
instrumentality is minimal.

      |_| Special Risks of Lower-Grade  Securities.  While it is not  anticipated that  the  Fund  currently  will  invest  more  than 5% of its  total  assets  in lower-grade  debt  securities,  the Fund can  invest a portion  of its  assets in these  securities.  Because  lower-rated  securities  tend to offer higher yields than investment grade securities,  the Fund may invest in lower-grade  securities if the Sub-Advisor is trying to achieve  greater income (and, in some cases,  the appreciation  possibilities of lower-grade  securities might be a reason they are selected for the Fund's portfolio).

      "Lower-grade"  debt  securities  are those rated below  "investment  grade"
which  means  they have a rating  lower than "Baa" by Moody's or lower than "BBB"
by  Standard  & Poor's or Duff &  Phelps,  or  similar  ratings  by other  rating organizations.  If they are unrated,  and are determined by the Sub-Advisor to be of comparable  quality to debt securities rated below investment  grade, they are included  in  limitation  on the  percentage  of the  Fund's  assets  that can be invested in lower-grade  securities.  The Fund can invest in securities  rated as low as "C" or "D"  although  the Fund does not  intend  to  invest in  securities that are in default at the time the Fund buys them.

      Some of the special  credit risks of  lower-grade  securities are discussed in the  Prospectus.  There is a greater  risk that the issuer may  default on its obligation to pay interest or to repay  principal  than in the case of investment grade securities.  The issuer's low  creditworthiness  may increase the potential for its  insolvency.  An overall  decline in values in the high yield bond market is also more likely during a period of a general economic  downturn.  An economic downturn or an increase in interest rates could  severely  disrupt the market for high yield bonds,  adversely  affecting the values of  outstanding  bonds as well as the  ability of issuers to pay  interest  or repay  principal.  In the case of foreign  high yield  bonds,  these risks are in  addition to the special  risk of
foreign  investing   discussed  in  the  Prospectus  and  in  this  Statement  of
Additional Information.

      However,  the Fund's  limitations on these  investments  may reduce some of
the  risks  to  the  Fund,  as  will  the  Fund's  policy  of  diversifying   its
investments.  Additionally,  to the  extent  they can be  converted  into  stock, convertible  securities  may  be  less  subject  to  some  of  these  risks  than non-convertible  high  yield  bonds,  since  stock  may be more  liquid  and less affected by some of these risk factors.

      While  securities  rated  "Baa" by Moody's or "BBB" by Standard & Poor's or
Duff & Phelps are  investment  grade and are not  regarded as junk  bonds,  those
securities  may  be  subject  to  special  risks,   and  have  some   speculative
characteristics.

      |X| Money Market  Instruments.  The following is a brief description of the types of money  market  securities  the Fund can invest in.  Those  money  market securities are  high-quality,  short-term debt instruments that are issued by the
U.S.  Government,  corporations,  banks or other  entities.  They may have fixed, variable or floating interest rates.

            |_| U.S.  Government  Securities.  These include  obligations  issued
or   guaranteed   by  the   U.S.   Government   or  any   of  its   agencies   or
instrumentalities.

            |_|   Bank   Obligations.   The   Fund   may   buy   time   deposits,
certificates  of deposit and  bankers'  acceptances.  Time  deposits,  other than overnight deposits,  may be subject to withdrawal  penalties and, if so, they are deemed to be "illiquid" investments.

      The Fund can  purchase  bank  obligations  that are  fully  insured  by the
Federal Deposit  Insurance  Corporation.  The FDIC insures the deposits of member banks up to $100,000 per account.  Insured  bank  obligations  may have a limited market and a particular  investment of this type may be deemed  "illiquid" unless the Board of Directors of the Fund  determines  that a  readily-available  market exists for that  particular  obligation,  or unless the  obligation is payable at principal  amount  plus  accrued  interest  on demand or within  seven days after demand.

            |_| Commercial  Paper.  The Fund can invest in commercial  paper,  if it is rated  within  the top two  rating  categories  of  Standard  & Poor's  and
Moody's.  If the paper is not rated,  it may be  purchased if issued by a company having  a  credit  rating  of at  least  "AA" by  Standard  &  Poor's  or "Aa" by
Moody's.

      The  Fund  can buy  commercial  paper,  including  U.S.  dollar-denominated securities of foreign  branches of U.S.  banks,  issued by other  entities if the commercial  paper  is  guaranteed  as  to  principal  and  interest  by  a  bank, government or corporation  whose  certificates of deposit or commercial paper may otherwise be purchased by the Fund.

            |_| Variable  Amount  Master  Demand  Notes.  Master demand notes are corporate  obligations  that permit the investment of fluctuating  amounts by the
Fund at varying  rates of interest  under direct  arrangements  between the Fund,
as  lender,  and  the  borrower.   They  permit  daily  changes  in  the  amounts
borrowed.  The Fund has the right to  increase  the amount  under the note at any time up to the full amount  provided by the note  agreement,  or to decrease  the amount.  The  borrower  may  prepay  up to the full  amount  of the note  without penalty.  These notes may or may not be backed by bank letters of credit.

      Because  these  notes are direct  lending  arrangements  between the lender and borrower,  it is not expected  that there will be a trading  market for them.
There is no secondary  market for these notes,  although they are redeemable (and thus are  immediately  repayable  by the  borrower)  at  principal  amount,  plus accrued  interest,  at any time.  Accordingly,  the Fund's  right to redeem  such notes  is  dependent  upon the  ability  of the  borrower  to pay  principal  and interest on demand.

      The Fund has no  limitations  on the type of issuer  from whom these  notes will be purchased.  However,  in connection with such purchases and on an ongoing basis,  the  Sub-Advisor  will  consider the earning  power,  cash flow and other liquidity  ratios of the issuer,  and its ability to pay  principal  and interest on demand,  including a situation  in which all holders of such notes made demand
simultaneously.   Investments   in  master   demand  notes  are  subject  to  the
limitation on  investments by the Fund in illiquid  securities,  described in the
Prospectus.  The Fund does not intend that its  investments  in  variable  amount master demand notes will exceed 5% of its total assets.

      |X|  Investing  in  Small,  Unseasoned  Companies.  The Fund may  invest in securities of small,  unseasoned  companies.  These are companies  that have been in  operation  for  less  than  three  years,  including  the  operations  of any predecessors.  Securities  of these  companies  may be subject to  volatility  in their  prices.  They may have a  limited  trading  market,  which  may  adversely affect  the  Fund's  ability to dispose of them and can reduce the price the Fund might be able to obtain for them.  Other  investors that own a security issued by a small,  unseasoned  issuer for which there is limited liquidity might trade the security  when  the  Fund  is  attempting  to  dispose  of its  holdings  of that security.  In that case the Fund  might  receive a lower  price for its  holdings than might otherwise be obtained.

      |X|  Investing  in Other  Investment  Companies.  The Fund can invest up to
10% of its total assets in shares of other  investment  companies.  It can invest up to 5% of its total assets in any one  investment  company (but cannot own more than 3% of the  outstanding  voting stock of that  company).  These limits do not
apply  to  shares  acquired  in  a  merger,   consolidation,   reorganization  or
acquisition of another investment  company.  Because the Fund would be subject to its ratable share of the other investment  company's expenses,  the Fund will not make  these  investments  unless  the  Sub-Advisor  believes  that the  potential investment benefits justify the added costs and expenses.

      |X|  When-Issued  and  Delayed-Delivery  Transactions.  The Fund can invest in securities on a  "when-issued"  basis and can purchase or sell securities on a
"delayed-delivery"    or   "forward    commitment"    basis.    When-issued   and
delayed-delivery  are terms that refer to  securities  whose terms and  indenture are  available  and for which a market  exists,  but which are not  available for immediate delivery.

      When  such  transactions  are  negotiated,  the price  (which is  generally expressed  in  yield  terms)  is  fixed  at the  time  the  commitment  is  made.
Delivery  and  payment  for  the  securities  take  place  at a later  date.  The securities  are  subject to change in value from market  fluctuations  during the period  until  settlement.  The value at delivery  may be less than the  purchase price.  For  example,  changes in interest  rates in a direction  other than that expected  by the  Sub-Advisor  before  settlement  will  affect the value of such securities and may cause a loss to the Fund.  During the period between  purchase and  settlement,  no payment  is made by the Fund to the  issuer and no  interest accrues  to the Fund  from the  investment.  No  income  begins  to accrue to the
Fund  on  a  when-issued  security  until  the  Fund  receives  the  security  at settlement of the trade.

      The Fund  will  engage  in  when-issued  transactions  to  secure  what the
Sub-Advisor  considers  to be an  advantageous  price  and  yield  at the time of entering  into the  obligation.  When  the  Fund  enters  into a  when-issued  or delayed-delivery  transaction,  it  relies  on the other  party to  complete  the transaction.  Its failure to do so may cause the Fund to lose the  opportunity to obtain  the  security  at a price  and  yield  the  Sub-Advisor  considers  to be advantageous.

      When the Fund engages in  when-issued  and  delayed-delivery  transactions, it does so for the purpose of acquiring  or selling  securities  consistent  with its  investment  objective  and  policies  for  its  portfolio  or  for  delivery pursuant to options  contracts  it has entered  into,  and not for the purpose of investment  leverage.  Although  the Fund will  enter  into  delayed-delivery  or when-issued  purchase  transactions  to acquire  securities,  it may dispose of a commitment  prior to  settlement.  If the Fund chooses to dispose of the right to acquire a  when-issued  security  prior to its  acquisition  or to dispose of its right to delivery or receive  against a forward  commitment,  it may incur a gain or loss.

      At the time the Fund makes the  commitment  to  purchase or sell a security on a when-issued or  delayed-delivery  basis,  it records the  transaction on its books and  reflects  the  value of the  security  purchased  in  determining  the
Fund's net asset  value.  In a sale  transaction,  it records the  proceeds to be received.  The Fund will  identify on its books  liquid  assets at least equal in value to the value of the  Fund's  purchase  commitments  until the Fund pays for the investment.

      When-issued and  delayed-delivery  transactions  can be used by the Fund as a defensive  technique to hedge  against  anticipated  changes in interest  rates and  prices.  For  instance,  in periods  of rising  interest  rates and  falling prices,  the Fund might sell securities in its portfolio on a forward  commitment basis to  attempt  to limit  its  exposure  to  anticipated  falling  prices.  In periods  of  falling  interest  rates and  rising  prices,  the Fund  might  sell
portfolio   securities  and  purchase  the  same  or  similar   securities  on  a
when-issued or  delayed-delivery  basis to obtain the benefit of currently higher cash yields.

      |X|  Repurchase  Agreements.  The Fund can  acquire  securities  subject to
repurchase   agreements.   It  might  do  so  for  liquidity   purposes  to  meet
anticipated  redemptions  of  Fund  shares,  or  pending  the  investment  of the proceeds  from sales of Fund  shares,  or pending  the  settlement  of  portfolio securities transactions, or for temporary defensive purposes.

      In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved  vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds  the  purchase  price by an amount that reflects an  agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include  U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have  been designated  as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority  of these  transactions  run from  day to day,  and  delivery pursuant  to  the  resale  typically  occurs  within  one  to  five  days  of the purchase.  Repurchase  agreements having a maturity beyond seven days are subject to the Fund's limits on holding  illiquid  investments.  There is no limit on the amount of the  Fund's net assets  that may be  subject to  repurchase  agreements having maturities of seven days or less.

      Repurchase  agreements,  considered  "loans" under the  Investment  Company
Act,  are  collateralized  by the  underlying  security.  The  Fund's  repurchase agreements  require  that at all  times  while  the  repurchase  agreement  is in effect,  the value of the collateral  must equal or exceed the  repurchase  price to fully  collateralize the repayment  obligation.  However,  if the vendor fails to pay the  resale  price on the  delivery  date,  the Fund  may  incur  costs in disposing of the collateral  and may  experience  losses if there is any delay in
its   ability   to  do  so.   The   Sub-Advisor   will   monitor   the   vendor's
creditworthiness  to  confirm  that the  vendor  is  financially  sound  and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|  Illiquid  and  Restricted  Securities.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the  Securities  Act of
1933,  the  Fund  may  have to  cause  those  securities  to be  registered.  The expenses of  registering  restricted  securities  may be  negotiated  by the Fund with the  issuer  at the time the Fund  buys the  securities.  When the Fund must
arrange   registration   because  the  Fund  wishes  to  sell  the  security,   a
considerable  period may elapse  between  the time the  decision  is made to sell the  security  and the time the  security  is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price  fluctuation  during that period.

      The  Fund  may  also  acquire   restricted   securities   through   private
placements.  Those  securities  have  contractual  restrictions  on their  public resale.  Those  restrictions  might  limit the  Fund's  ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has   limitations   that  apply  to  purchases   of   restricted
securities,  as stated in the Prospectus.  Those  percentage  restrictions do not
limit  purchases  of  restricted   securities  that  are  eligible  for  sale  to
qualified  institutional  purchasers  under  Rule 144A of the  Securities  Act of
1933, if those  securities  have been  determined to be liquid by the Manager and the  Sub-Advisor  under  Board-approved  guidelines.  Those  guidelines take into account  the  trading  activity  for  such  securities  and the  availability  of reliable  pricing  information,  among  other  factors.  If  there  is a lack  of trading  interest in a  particular  Rule 144A  security,  the Fund's  holdings of that security may be considered to be illiquid.

      |X|  Loans of  Portfolio  Securities.  The  Fund  can  lend  its  portfolio securities  to  certain  types of  eligible  borrowers  approved  by the Board of
Directors.  It may do so to try to provide  income or to raise cash or income for liquidity  purposes.  These  loans are  limited to not more than 10% of the value of the Fund's total assets.  There are some risks in connection  with  securities lending.  The Fund might  experience a delay in receiving  additional  collateral to secure a loan,  or a delay in  recovery  of the  loaned  securities.  The Fund presently does not intend to engage in loans of securities.

      The Fund must  receive  collateral  for a loan.  Under  current  applicable regulatory  requirements  (which are subject to change), on each business day the loan  collateral  must be at least  equal to the value of the loaned  securities.
It must  consist  of  cash,  bank  letters  of  credit,  securities  of the  U.S.
Government or its agencies or  instrumentalities,  or other cash  equivalents  in which the Fund is permitted to invest.  To be acceptable as  collateral,  letters of  credit  must  obligate  a bank to pay  amounts  demanded  by the  Fund if the demand  meets the terms of the  letter.  The  terms of the  letter of credit  and the issuing bank must both be satisfactory to the Fund.

      When  it  lends  securities,   the  Fund  receives  amounts  equal  to  the
dividends or interest on loaned  securities.  It also receives one or more of (a)
negotiated  loan fees,  (b) interest on securities  used as  collateral,  and (c)
interest on any short-term debt securities  purchased with such loan  collateral.
Either type of interest  may be shared with the  borrower.  The Fund may also pay reasonable  finder's,  custodian and administrative fees in connection with these loans.  The terms of the  Fund's  loans  must  meet  applicable  tests  under the
Internal  Revenue  Code and must permit the Fund to reacquire  loaned  securities on five days' notice or in time to vote on any important matter.

      |X|  Borrowing  for  Leverage.  The Fund has the  ability  to  borrow up to one-third  of the value of its net  assets  from banks on an  unsecured  basis to invest the borrowed funds in portfolio  securities.  This  speculative  technique is known as  "leverage."  The Fund may  borrow  only from  banks.  Under  current regulatory  requirements,  borrowings  can be made  only to the  extent  that the value of the  Fund's  assets,  less its  liabilities  other than  borrowings,  is equal to at least 300% of all borrowings  (including the proposed borrowing).  If the  value  of  the  Fund's  assets  fails  to  meet  this  300%  asset  coverage requirement,  the Fund will  reduce its bank debt  within  three days to meet the requirement.  To do so, the Fund might have to sell a portion of its  investments at a disadvantageous time.

      The Fund will pay interest on these loans,  and that interest  expense will raise  the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses  will be greater than  comparable  funds that do not borrow
for  leverage.   Additionally,  the  Fund's  net  asset  value  per  share  might fluctuate  more than that of funds that do not borrow.  Currently,  the Fund does not contemplate using this technique.

Interfund Borrowing Arrangements. Consistent with its fundamental policies and pursuant to an exemptive order issued by the Securities and Exchange Commission
("SEC"), the Fund may engage in borrowing and lending activities with other funds in the OppenheimerFunds complex. Borrowing money from affiliated funds may afford the Fund the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow the Fund to obtain a higher rate of return than it could from interest rates on alternative short-term investments.  Implementation of interfund lending will be accomplished consistent with applicable regulatory requirements, including the provisions of the SEC order.

o     Interfund Borrowing. The Fund will not borrow from affiliated funds unless the terms of the borrowing arrangement are at least as favorable as the terms the Fund could otherwise negotiate with a third party.  To assure that the Fund will not be disadvantaged by borrowing from an affiliated fund, certain safeguards may be implemented.  Examples of these safeguards include the following:
o     the Fund will not borrow money from affiliated funds unless the interest rate is more favorable than available bank loan rates;
o     the Fund's borrowing from affiliated funds must be consistent with its investment objective and investment policies;
o     the loan rates will be the average of the overnight repurchase agreement rate available through the OppenheimerFunds joint repurchase agreement account and  a pre-established formula based on
               quotations from independent banks to approximate the lowest interest rate at which bank loans would be available to the
               Fund;
o     if the Fund has outstanding borrowings from all sources greater than 10%
               of its total assets, then the Fund must secure each additional outstanding interfund loan by segregating liquid assets of the
               Fund as collateral;
o     the Fund cannot borrow from an affiliated fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the Trustees will be provided with a report of all interfund loans and the Trustees will monitor all such borrowings to ensure that the
               Fund's participation is appropriate.

      There is a risk that a borrowing fund could have a loan called on one day's notice.  In that circumstance, the Fund might have to borrow from a bank at a higher interest cost if money to lend were not available from another
Oppenheimer fund.

      |X|  Hedging.  Although  the Fund can use  hedging  instruments,  it is not
obligated  to  use  them  in  seeking  its  objective.   It  does  not  currently
contemplate using them to any significant  degree.  The Fund might use hedging to
attempt  to  protect  against   declines  in  the  market  value  of  the  Fund's
portfolio,  to  permit  the  Fund to  retain  unrealized  gains  in the  value of
portfolio   securities  which  have   appreciated,   or  to  facilitate   selling
securities for investment reasons. To do so, the Fund could:
      |_|  sell futures contracts,
      |_|  buy puts on such futures or on securities, or
      |_|  write covered calls on securities or futures.

      The Fund can use hedging to establish a position in the  securities  market as a temporary  substitute for purchasing  particular  securities.  In that case, the Fund would  normally seek to purchase the  securities and then terminate that hedging  position.  The Fund  might  also use this  type of hedge to  attempt  to protect  against  the  possibility  that its  portfolio  securities  would not be fully included in a rise in value of the market. To do so, the Fund could:
      |_|  buy futures, or
      |_|  buy calls on such futures or on securities.

      The Fund's  strategy of hedging  with  futures and options on futures  will be  incidental  to the Fund's  activities  in the  underlying  cash  market.  The particular  hedging  instruments the Fund can use are described  below.  The Fund may employ new hedging  instruments  and strategies  when they are developed,  if those  investment  methods are consistent  with the Fund's  investment  objective and are permissible under applicable regulations governing the Fund.

      |_|  Futures.  The Fund  can buy and sell  futures  contracts  that  relate
to  (1)   broadly-based   stock  indices  (these  referred  to  as  "stock  index
futures"),  and  (2)  foreign  currencies  (these  are  referred  to as  "forward contracts").

      A  broadly-based  stock index is used as the basis for trading  stock index futures.  In some  cases  these  indices  may be based on stocks of  issuers in a particular  industry  or group of  industries.  A stock  index  assigns  relative values to the common  stocks  included in the index and its value  fluctuates  in response to the changes in value of the underlying  stocks.  A stock index cannot be purchased or sold directly.  These  contracts  obligate the seller to deliver, and the purchaser to take,  cash to settle the futures  transaction.  There is no delivery  made of the  underlying  securities  to settle the futures  obligation.
Either  party may also  settle the  transaction  by entering  into an  offsetting contract.

      No  money is paid or  received  by the  Fund on the  purchase  or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited  with the Fund's custodian bank in an account  registered in the futures  broker's name.  However, the  futures  broker  can  gain  access  to that  account  only  under  specified conditions.  As the  future  is  marked  to  market  (that  is,  its value on the
Fund's  books is  changed)  to reflect  changes in its market  value,  subsequent margin  payments,  called  variation  margin,  will be paid to or by the  futures broker daily.

      At any time  prior  to  expiration  of the  future,  the Fund may  elect to close out its  position  by taking an  opposite  position,  at which time a final determination  of variation  margin is made and any additional  cash must be paid by or  released to the Fund.  Any loss or gain on the future is then  realized by
the  Fund  for  tax   purposes.   All  futures   transactions   (except   forward
contracts) are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

      |_| Put and  Call  Options.  The Fund  can buy and  sell  certain  kinds of put  options  ("puts")  and  call  options  ("calls").  The Fund can buy and sell exchange-traded put and call options on broadly-based stock  indices.

            |_|  Writing  Covered  Call  Options.  The Fund can  write  (that is, sell) covered  calls.  If the Fund sells a call option,  it must be covered.  For stock index options,  that means the call must be covered by  segregating  liquid assets to enable the Fund to satisfy its  obligations  if the call is  exercised.
Settlement  for puts and calls on  broadly-based  stock indices is in cash.  Gain or loss  depends  on  changes  in the  index  in  question  (and  thus  on  price movements in the stock market generally).

      When the Fund writes a call,  it receives  cash (a  premium).  If the buyer of the call  exercises  it,  the Fund  will pay an  amount  of cash  equal to the difference  between  the  closing  price  of the  call  and the  exercise  price, multiplied by a specified  multiple that  determines  the total value of the call for each point of  difference.  If the value of the  underlying  investment  does not rise above the call  price,  it is likely  that the call will  lapse  without being exercised. In that case the Fund would keep the cash premium.

      To  terminate  its  obligation  on a call  it has  written,  the  Fund  may purchase a  corresponding  call in a  "closing  purchase  transaction."  The Fund will  then  realize  a profit  or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium received on the call the
Fund  wrote is more or less  than the  price  of the call the Fund  purchases  to close out the  transaction.  The Fund may  realize  a profit if the call  expires unexercised,  because the Fund will retain the premium it received  when it wrote the call.  Any such profits are considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund  they are  taxable  as  ordinary  income.  If the Fund  cannot  effect a closing  purchase  transaction due to the lack of a market,  it will have to hold the escrowed assets in escrow until the call expires or is exercised.

            |_|  Writing  Put  Options.  The Fund can sell put  options  on stock indices.  If the Fund writes a put, the put must be covered by segregated  liquid assets.  The premium the Fund  receives  from writing a put  represents a profit, as long as the price of the underlying  investment  remains equal to or above the exercise  price of the  put.  However,  the  Fund  also  assumes  the  obligation during the  option  period to settle  the  transaction  in cash with the buyer of the put at the exercise  price,  even if the value of the  underlying  investment falls  below  the  exercise  price.  If  a  put  the  Fund  has  written  expires unexercised,  the Fund  realizes  a gain in the  amount of the  premium  less the transaction  costs incurred.  If the put is exercised,  the Fund must fulfill its obligation  to settle in cash at the  exercise  price.  That price  will  usually exceed the market value of the investment at that time.

      As long as the Fund's  obligation  as the put writer  continues,  it may be assigned  an  exercise  notice  by the  broker-dealer  through  which the put was sold.  That notice will  require  the Fund to settle the  transaction  in cash at the  exercise  price.  The Fund has no control  over when it may be  required  to settle the  transaction,  since it may be assigned an exercise notice at any time prior to the  termination  of its  obligation  as the  writer  of the  put.  That obligation  terminates  upon  expiration  of the put. It may also  terminate  if, before it  receives  an  exercise  notice,  the Fund  effects a closing  purchase transaction  by  purchasing  a put of the same  series as it sold.  Once the Fund has been  assigned  an  exercise  notice,  it cannot  effect a  closing  purchase transaction.

      The Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put  option it has  written.  The Fund will  realize a profit or loss from a closing  purchase  transaction  depending  on  whether  the cost of the  transaction  is less or more than the premium  received from writing the  put  option.  Any  profits  from  writing  puts  are  considered  short-term capital gains for federal tax purposes,  and when  distributed  by the Fund,  are taxable as ordinary income.

            |_|  Purchasing  Calls  and  Puts.  The  Fund can  purchase  calls to protect  against the possibility  that the Fund's  portfolio will not participate in an  anticipated  rise in the  securities  market.  When the  Fund  buys a call
(other  than in a closing  purchase  transaction),  it pays a  premium.  The Fund benefits  only if it sells the call at a profit or if,  during  the call  period, the  market  price of the  underlying  investment  is  above  the sum of the call price plus the  transaction  costs and the premium paid for the call and the Fund exercises  the call.  If the Fund does not  exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date.

      If the Fund  exercises  the call  during  the call  period,  a seller  of a corresponding  call on the same  investment  will pay the Fund an  amount of cash to settle the call if the  closing  level of the stock  index upon which the call is based is greater  than the  exercise  price of the call.  That cash payment is equal to the  difference  between the closing  price of the call and the exercise
price  of  the  call  times  a  specified  multiple  (the   "multiplier")   which
determines the total dollar value for each point of difference.

      When the Fund buys a put on a stock  index,  it pays a premium.  It has the right  during  the put period to require a seller of a  corresponding  put,  upon the Fund's  exercise  of its put,  to deliver  cash to the Fund to settle the put if the  closing  level of the  stock  index  upon  which the put is based is less than the  exercise  price of the put.  That cash  payment  is  determined  by the multiplier, in the same manner as described above as to calls.

      When the Fund  purchases a put on a stock index,  the put protects the Fund to the extent that the index  moves in a similar  pattern to the  securities  the
Fund holds.  The Fund can resell the put.  The resale  price of the put will vary inversely  with the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price,  and as a result the put is not exercised,  the put will become  worthless on the expiration  date. In the event of a  decline  in  price  of the  underlying  investment,  the  Fund  could exercise  or sell the put at a profit to  attempt  to  offset  some or all of its loss on its portfolio securities.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put  options  held by the Fund  will  not  exceed  5% of the  Fund's total assets.

      |_|  Risks  of  Hedging  with  Options  and  Futures.  The  use of  hedging instruments  requires special skills and knowledge of investment  techniques that are  different  than what is required  for normal  portfolio  management.  If the
Sub-Advisor  uses a  hedging  instrument  at the  wrong  time  or  judges  market conditions  incorrectly,  hedging  strategies may reduce the Fund's  return.  The
Fund  could  also  experience  losses if the prices of its  futures  and  options positions  were not  correlated  with its other  investments.  The Fund's  option activities may affect its costs.

      The Fund  could  pay a  brokerage  commission  each  time it buys a call or put,  sells  a call  or  put,  or  buys or  sells  an  underlying  investment  in connection  with  the  exercise  of a call or put.  Those  commissions  could  be higher on a relative  basis than the  commissions  for direct  purchases or sales of the  underlying  investments.  Premiums paid for options are small in relation to the market value of the  underlying  investments.  Consequently,  put and call options  offer large  amounts of  leverage.  The  leverage  offered by trading in options  could  result in the Fund's net asset  value  being  more  sensitive  to changes in the value of the underlying investment.

      An  option  position  may be  closed  out  only on a market  that  provides secondary  trading  for  options of the same  series,  and there is no  assurance that a liquid  secondary  market will exist for any particular  option.  The Fund might  experience  losses  if it could not close  out a  position  because  of an illiquid market for the future or option.

      There is a risk in using  short  hedging by selling  futures or  purchasing puts on  broadly-based  indices or futures to attempt to protect against declines in the value of the Fund's portfolio  securities.  The risk is that the prices of the  futures  or  the  applicable  index  will  correlate  imperfectly  with  the behavior  of the  cash  prices  of the  Fund's  securities.  For  example,  it is possible that while the Fund has used hedging  instruments in a short hedge,  the market may advance and the value of the securities  held in the Fund's  portfolio might  decline.  If that  occurred,  the Fund  would  lose  money on the  hedging instruments  and  also  experience  a  decline  in the  value  of  its  portfolio securities.  However,  while  this could  occur for a very  brief  period or to a very small degree,  over time the value of a diversified  portfolio of securities will tend to move in the same  direction  as the  indices  upon which the hedging instruments are based.

      The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio  diverges from the securities  included in the applicable index.
To  compensate  for the  imperfect  correlation  of movements in the price of the portfolio  securities  being  hedged and  movements  in the price of the  hedging instruments,  the Fund might use hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility  of the  prices  of the  portfolio  securities  being hedged is more than the historical volatility of the applicable index.

      The ordinary  spreads  between  prices in the cash and futures  markets are subject  to  distortions,  due to  differences  in the  nature of those  markets.
First,  all  participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting   additional  margin  deposit
requirements,   investors  may  close  futures   contracts   through   offsetting
transactions  which could  distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of  the  futures  market  depends  on participants  entering into offsetting  transactions rather than making or taking
delivery.   To  the  extent   participants  decide  to  make  or  take  delivery,
liquidity in the futures  market  could be reduced,  thus  producing  distortion.
Third,  from the point of view of  speculators,  the deposit  requirements in the futures  market are less  onerous  than  margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators  in  the  futures market may cause temporary price distortions.

      The Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase  of  individual securities  (long hedging) by buying futures or calls on  broadly-based  indices.
It is  possible  that  when the Fund does so the  market  might  decline.  If the
Fund then  concludes  not to invest in  securities  because of concerns  that the market may decline  further or for other  reasons,  the Fund will  realize a loss on the  hedging  instruments  that is not offset by a  reduction  in the price of the securities purchased.

      |_| Forward  Contracts.  Forward  contracts are foreign  currency  exchange contracts.  They are used to buy or sell  foreign  currency  for future  delivery at a fixed  price.  The Fund uses them to "lock  in" the U.S.  dollar  price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect  against  possible  losses from changes in the relative  values of the
U.S.  dollar and a foreign  currency.  The Fund  limits its  exposure  in foreign currency  exchange  contracts in a particular  foreign  currency to the amount of its assets  denominated in that currency or a  closely-correlated  currency.  The
Fund may also use  "cross-hedging"  where  the Fund  hedges  against  changes  in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract,  one party agrees to purchase,  and another party agrees  to sell,  a  specific  currency  at a future  date.  That date may be any fixed  number of days from the date of the  contract  agreed upon by the parties.
The  transaction  price is set at the time the  contract is entered  into.  These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect  against  uncertainty in the
level  of  future  exchange  rates.  The  use  of  forward   contracts  does  not
eliminate the risk of  fluctuations  in the prices of the  underlying  securities the Fund  owns or  intends  to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts may reduce the risk of loss from a decline in the value of the hedged  currency,  at the same time they limit any  potential gain if the value of the hedged currency increases.

      When  the  Fund  enters  into a  contract  for  the  purchase  or sale of a security  denominated in a foreign  currency,  or when it  anticipates  receiving dividend payments in a foreign  currency,  the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S.  dollar  equivalent of the dividend payments.  To do so,  the  Fund  could  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved  in the  underlying transaction,  in a  fixed  amount  of  U.S.  dollars  per  unit  of  the  foreign currency.  This is called a  "transaction  hedge."  The  transaction  hedge  will protect the Fund against a loss from an adverse  change in the currency  exchange rates  during the period  between the date on which the  security is purchased or sold or on which the  payment  is  declared,  and the date on which the  payments are made or received.

      The  Fund  could  also use  forward  contracts  to lock in the U.S.  dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund believes that foreign  currency  might suffer a substantial  decline  against the
U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating  the value of some or all of the Fund's portfolio securities  denominated  in that foreign  currency.  When the Fund  believes that the U.S. dollar might suffer a substantial  decline  against a foreign  currency, it could enter into a forward  contract to buy that foreign  currency for a fixed dollar  amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency  for a fixed U.S.  dollar  amount if the Fund believes that the U.S.  dollar value of the foreign  currency to be sold pursuant to its  forward  contract  will  fall  whenever  there is a  decline  in the U.S.
dollar  value of the  currency  in  which  portfolio  securities  of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short  positions in these cases by  identifying  to its custodian  bank assets  having a value equal to the  aggregate  amount of the
Fund's  commitment  under  forward  contracts.  The  Fund  will  not  enter  into
forward   contracts  or  maintain  a  net  exposure  to  such  contracts  if  the consummation  of the  contracts  would  obligate the Fund to deliver an amount of foreign  currency in excess of the value of the Fund's  portfolio  securities  or other  assets  denominated  in that  currency  or  another  currency  that is the subject of the hedge.  However,  to avoid  excess  transactions  and  transaction costs,  the Fund may  maintain a net  exposure to forward  contracts in excess of the value of the Fund's  portfolio  securities  or other  assets  denominated  in foreign  currencies  if the  excess  amount is  "covered"  by  liquid  securities denominated  in any  currency.  The cover must be at least  equal at all times to the amount of that excess.

      As one  alternative,  the Fund may  purchase a call option  permitting  the
Fund to purchase  the amount of foreign  currency  being hedged by a forward sale contract  at a price no  higher  than the  forward  contract  price.  As  another alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency  subject to a forward purchase  contract at a price as high or higher than the forward contact price.

      The precise  matching of the amounts under forward  contracts and the value of the  securities  involved  generally  will not be possible  because the future
value  of  securities   denominated  in  foreign  currencies  will  change  as  a
consequence  of  market  movements  between  the date  the  forward  contract  is entered  into and the date it is  sold.  In some  cases,  the  Sub-Advisor  might decide to sell the security and deliver  foreign  currency to settle the original purchase  obligation.  If the  market  value  of the  security  is less  than the amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund might have to  purchase  additional  foreign  currency  on the "spot"  (that is,  cash)
market  to  settle  the  security  trade.  If the  market  value of the  security instead  exceeds the amount of foreign  currency the Fund is obligated to deliver to settle the trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received  upon  the  sale  of  the  security.  There  will  be additional transaction costs on the spot market in those cases.

      The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution  of a short-term  hedging  strategy is highly uncertain.  Forward  contracts involve the risk that anticipated  currency movements  will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions  costs. The use of forward contracts  in this  manner  might  reduce  the  Fund's  performance  if there are unanticipated  changes in  currency  prices to a greater  degree than if the Fund had not entered into such contracts.

      At or before  the  maturity  of a forward  contract  requiring  the Fund to sell a  currency,  the Fund  might  sell a  portfolio  security  and use the sale proceeds to make  delivery of the  currency.  In the  alternative  the Fund might retain the  security  and  offset  its  contractual  obligation  to  deliver  the currency by  purchasing  a second  contract.  Under that  contract  the Fund will obtain,  on the same  maturity  date,  the same amount of the currency that it is obligated  to deliver.  Similarly,  the Fund might  close out a forward  contract requiring  it to  purchase  a  specified  currency  by  entering  into  a  second contract  entitling  it to sell  the same  amount  of the  same  currency  on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of  entering  into such an  offsetting  forward  contract  under  either circumstance.  The gain or loss will  depend on the extent to which the  exchange rate or rates between the currencies  involved moved between the execution  dates of the first contract and offsetting contract.

      The  costs  to the  Fund of  engaging  in  forward  contracts  varies  with factors such as the currencies  involved,  the length of the contract  period and the market  conditions then  prevailing.  Because  forward  contracts are usually entered  into  on a  principal  basis,  no  brokerage  fees  or  commissions  are involved.  Because these  contracts are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although  the Fund  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies into U.S.  dollars on a daily basis.  The Fund may convert  foreign  currency from time to time, and will incur costs in doing so.  Foreign  exchange  dealers do not charge a fee for conversion,  but  they  do seek to  realize  a  profit  based  on the  difference between  the  prices  at which  they buy and sell  various  currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while offering a lesser rate of exchange  if the Fund  desires to resell that  currency to the dealer.

      |_|  Regulatory  Aspects of Hedging  Instruments.  When using  futures  and options on futures,  the Fund is required to operate  within  certain  guidelines and  restrictions  with  respect  to the use of  futures  as  established  by the
Commodities  Futures  Trading  Commission (the "CFTC").  In particular,  the Fund is exempted from  registration  with the CFTC as a "commodity  pool  operator" if the Fund  complies  with the  requirements  of Rule 4.5 adopted by the CFTC.  The
Rule does not limit the  percentage  of the  Fund's  assets  that may be used for futures  margin and related  options  premiums for a bona fide hedging  position.
However,  under the Rule,  the Fund must  limit  its  aggregate  initial  futures margin  and  related  options  premiums  to not more  than 5% of the  Fund's  net assets  for  hedging  strategies  that  are  not  considered  bona  fide  hedging strategies  under the Rule.  Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging  purposes  within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions   in   options  by  the  Fund  are   subject  to   limitations
established by the option  exchanges.  The exchanges  limit the maximum number of options  that may be written or held by a single  investor or group of  investors acting in concert.  Those  limits  apply  regardless  of whether the options were written or  purchased  on the same or  different  exchanges or are held in one or more accounts or through one or more  different  exchanges or through one or more brokers.  Thus,  the  number  of  options  that the Fund may write or hold may be
affected  by  options  written  or  held  by  other  entities,   including  other
investment  companies  having the same Advisor as the Fund (or an Advisor that is an affiliate of the Fund's  Advisor or  Sub-Advisor).  The exchanges  also impose position  limits on futures  transactions.  An exchange may order the liquidation of positions  found to be in  violation  of those  limits and may impose  certain other sanctions.

      Under the  Investment  Company Act,  when the Fund  purchases a future,  it must  maintain  cash or readily  marketable  short-term  debt  instruments  in an amount equal to the market value of the securities  underlying  the future,  less the margin  deposit  applicable  to it. The account must be a segregated  account or accounts held by the Fund's custodian bank.

      |_| Tax Aspects of Certain Hedging  Instruments.  Certain foreign  currency exchange  contracts  in which the Fund may invest are  treated as  "Section  1256 contracts"  under  the  Internal  Revenue  Code.  In  general,  gains  or  losses relating to Section 1256  contracts  are  characterized  as 60% long-term and 40%
short-term  capital  gains or losses under the Code.  However,  foreign  currency gains or losses arising from Section 1256  contracts  that are forward  contracts generally  are treated as ordinary  income or loss.  In  addition,  Section  1256
contracts   held   by  the   Fund  at  the  end  of   each   taxable   year   are
"marked-to-market,"  and  unrealized  gains or losses are  treated as though they were  realized.  These  contracts  also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment  company  distributions  and for other  purposes  under  rules  prescribed  pursuant to the  Internal  Revenue
Code.  An  election  can be made by the Fund to exempt  those  transactions  from this marked-to-market treatment.

      Certain  forward  contracts the Fund enters into may result in  "straddles"
for federal  income tax  purposes.  The straddle  rules may affect the  character and timing of gains (or losses)  recognized  by the Fund on  straddle  positions.
Generally,  a loss  sustained  on  the  disposition  of a  position  making  up a straddle  is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the  straddle.  Disallowed  loss is generally  allowed  at the  point  where  there  is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position  is disposed of.

      Under  the  Internal  Revenue  Code,  the  following  gains or  losses  are treated as ordinary income or loss:
1.    gains or losses  attributable  to fluctuations in exchange rates that occur between  the time the Fund  accrues  interest  or other  receivables  or
         accrues  expenses  or  other   liabilities   denominated  in  a  foreign
         currency and the time the Fund  actually  collects such  receivables  or pays such liabilities, and
2.    gains or  losses  attributable  to  fluctuations  in the value of a foreign
         currency   between  the  date  of   acquisition   of  a  debt   security
         denominated  in  a  foreign   currency  or  foreign   currency   forward
         contracts and the date of disposition.

      Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under  the
Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

Investment Restrictions

      |X|  What  Are  "Fundamental  Policies"?  Fundamental  policies  are  those policies  that  the  Fund has  adopted  to  govern  its  investments  that can be changed  only by the  vote  of a  "majority"  of the  Fund's  outstanding  voting securities.  Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:
      |_| 67% or  more  of the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if the  holders of more than 50% of the  outstanding shares are present or represented by proxy, or
      |_|   more than 50% of the outstanding shares.

      The Fund's  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of  Additional  Information  are
"fundamental"  only if they are identified as such. The Fund's Board of Directors can  change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in  supplements or updates  to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund's most  significant  investment  policies are described in the Prospectus.

      |X| Does the Fund  Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

      |_|  The  Fund  cannot  buy  securities  issued  or  guaranteed  by any one issuer if more than 5% of its total  assets  would be invested in  securities  of that issuer. This limitation applies to 75% of the Fund's total assets.

      |_| The Fund  cannot  purchase  more than 10% of the voting  securities  of any one  issuer.  The  limit  does not  apply to  securities  issued  by the U.S.
Government or any of its agencies or instrumentalities.

      |_| The Fund  cannot  purchase  more than 10% of any class of  security  of any  issuer.  All  outstanding  debt  securities  and all  preferred  stock of an issuer  are  considered  to be one  class.  This  restriction  does not  apply to
securities   issued  by  the  U.S.   Government   or  any  of  its   agencies  or
instrumentalities.

      |_| The Fund cannot lend money except in  connection  with the  acquisition of debt securities which the Fund's investment  policies and restrictions  permit it to  purchase.  The Fund may also make loans of portfolio  securities,  subject to the restrictions stated under "Loans of Portfolio Securities."

      |_| The Fund  cannot  concentrate  its  investments.  That  means it cannot invest  25% or more of its total  assets in any  industry.  However,  there is no limitation on  investments in U.S.  Government  Securities.  Moreover,  if deemed appropriate for seeking its investment  objective,  the Fund may invest less than
(but up to) 25% of its total  assets  (valued at the time of  investment)  in any one industry classification used by the Fund for investment purposes.

      |_|  The  Fund  cannot  invest  in  real  estate  or in  interests  in real
estate  (including  limited  partnership   interests).   However,  the  Fund  can
purchase  readily-marketable  securities  of  companies  holding  real  estate or interests in real estate.

      |_| The  Fund  cannot  invest  in  companies  for the  primary  purpose  of acquiring  control  or  management  of  those  companies.  However,  the Fund may invest  all  of  its  investable  assets  in an  open-end  management  investment company with  substantially  the same  investment  objective and  restrictions as the Fund.

      |_|  The  Fund  cannot   underwrite   securities  of  other  companies.   A
permitted  exception  is in case it is  deemed  to be an  underwriter  under  the
Securities Act of 1933 when  reselling any securities  held in its own portfolio.
The Fund may also invest all of its investable  assets in an open-end  management
investment  company  with   substantially  the  same  investment   objective  and
restrictions as the Fund.

      |_|  The  Fund  cannot  invest  in or  hold  securities  of any  issuer  if officers  and  directors of the Fund or its Manager or  Sub-Advisor  individually beneficially  own  more  than  1/2 of 1% of the  securities  of that  issuer  and together own more than 5% of the securities of that issuer.

      |_| The Fund cannot invest in physical  commodities  or physical  commodity contracts.  However,  the Fund may buy and sell hedging instruments to the extent specified in its  Prospectus  and Statement of Additional  Information  from time to time. The Fund can also buy and sell options  (subject to the  restrictions in its other  fundamental  policies),  futures,  and securities or other instruments backed by physical  commodities or whose  investment  return is linked to changes in the price of physical commodities.

      |_| The Fund cannot  write,  purchase or sell puts,  calls or  combinations of puts and calls on individual  stocks.  However,  the Fund may purchase or sell exchange-traded  put and call  options on stock  indices  to  protect  the Fund's assets.

|_|   The Fund  cannot  borrow  money in  excess of one third of the value of the
Fund's  total  assets.  The Fund can borrow only if it  maintains a 300% ratio of assets to  borrowings  at all  times in the  manner  set forth in the  Investment
Company Act of 1940.

|_|   The Fund  cannot  issue  "senior  securities,"  but this does not  prohibit certain  investment  activities  for which assets of the Fund are  designated  as segregated,  or margin  collateral or escrow  arrangements  are  established,  to cover the related  obligations.  Examples of those activities  include  borrowing
money,   reverse   repurchase   agreements,   delayed-delivery   and  when-issued
arrangements  for  portfolio  securities  transactions,  and  contracts to buy or sell derivatives, hedging instruments, options or futures.

      |_|   The Fund cannot pledge, mortgage or hypothecate any of its assets.

      |X| Does  the Fund  Have Any  Restrictions  That Are Not  Fundamental?  The
Fund has other investment  restrictions that are not fundamental policies,  which means  that they can be  changed by the Board of  Directors  without  shareholder approval.

      |_| The Fund  cannot  invest  in  interests  in oil,  gas or other  mineral exploration or development programs or leases.

      |_|    The Fund cannot purchase securities on margin or make short sales.

      |_| The Fund  cannot  make  loans to any  person  or  individual.  However, the Fund may lend its  portfolio  securities  as described in the  Prospectus  or
Statement of Additional Information.

      Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an ongoing  basis,  it applies only at the time the Fund  makes an  investment.  The Fund  need not sell  securities  to meet  the  percentage  limits  if  the  value  of  the  investment  increases  in proportion to the size of the Fund.

      For purposes of the Fund's policy not to  concentrate  its  investments  as described above, the Fund has adopted the industry  classifications  set forth in
Appendix  B  to  this  Statement  of  Additional  Information.   This  is  not  a
fundamental policy.

How the Fund is Managed

Organization  and  History.  The  Fund  is an  open-end,  diversified  management investment company organized as a Maryland corporation in 1979.

      Classes of Shares. The Directors are authorized, without shareholder approval, to create new series and classes of shares.  The Directors may reclassify unissued shares of the Fund into additional series or classes of shares.  The Directors also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class C,
Class N and Class Y.  All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares.  Only certain institutional investors may elect to purchase Class Y shares.  Each class of shares:
      o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are
                 different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of  Shareholders.  Although  the Fund is not required by Maryland law to hold  annual  meetings,  it may hold  shareholder  meetings  from time to time on important  matters.  The  shareholders of the Fund's parent  corporation have the right to call a meeting  to remove a Director  or to take  certain  other  action described in the Articles of Incorporation or under Maryland law.

      The Fund will hold meetings when required to do so by the Investment
Company Act or other applicable law. The Fund will hold a meeting when the
Directors call a meeting or upon proper request of shareholders. If the Fund's parent corporation receives a written request of the record holders of at least
25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a
Director), the Directors will call a meeting of shareholders for that specified purpose. The Fund's parent corporation has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

Board of Directors and Oversight  Committees.  The Fund is governed by a Board of
Directors,  which is responsible  for  protecting  the interests of  shareholders under  Maryland  law. The  Directors  meet  periodically  throughout  the year to oversee the Fund's  activities,  review its  performance,  and review the actions of the Manager.  Although the Fund will not normally hold annual  meetings of its shareholders,  it may hold  shareholder  meetings  from time to time on important matters,  and shareholders  have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

      The Board of Directors has an Audit Committee which is comprised solely of Independent Trustees.  The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor.  The
Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditors concerning the
Fund's internal accounting procedures and controls, and reviews reports of the
Manager's internal auditor.  The members of the Audit Committee are Paul
Clinton (Chairman), Thomas Courtney, Robert Galli, Lacy Herrmann and Brian
Wruble.  The Audit Committee met 4 times during the Fund's fiscal year ended
October 31, 2002.

Directors and Officers of the Fund. Each of the Directors is an "Independent
Director," as defined in the Investment Company Act. The Fund's Directors and
officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
Directors also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Directors. All of the Directors are also directors or trustees of the following Oppenheimer funds (referred to as "Board III Funds"):

Oppenheimer Quest For Value Funds, a
series fund having the following three
series:
  Oppenheimer Small Cap Value Fund,     Oppenheimer Quest Global Value Fund, Inc.
  Oppenheimer Quest Balanced Value      Oppenheimer Quest Capital Value Fund, Inc.
  Fund and
  Oppenheimer Quest Opportunity Value
  Fund                                  Oppenheimer Quest Value Fund, Inc.
Rochester Portfolio Series, a series      Bond Fund Series, a series fund
fund having one series: Limited-Term New  having one series: Oppenheimer
York Municipal Fund                       Convertible Securities Fund
Rochester Fund Municipals                 Oppenheimer MidCap Fund

      In  addition  to being a trustee  or  director  of the  Board I Funds,  Mr.
Galli  is  also  a  director   or  trustee   of  31  other   portfolios   in  the
OppenheimerFunds  complex.  Present or former officers,  directors,  trustees and employees (and their  immediate  family members) of the Fund, the Manager and its affiliates,  and retirement  plans  established  by them for their  employees are permitted  to  purchase  Class A shares  of the Fund  and the  other  Oppenheimer funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is  waived  for that  group  because  of the  economies  of sales  efforts realized by the Distributor.

      Messrs. Murphy,  Masterson,  Molleur,  Vottiero, Wixted and Zack, and Mses.
Bechtolt,  Feld and Ives who are  officers  of the  Fund,  respectively  hold the same  offices  of one or more of the other  Board III Funds as with the Fund.  As of November 27, 2002,  the Directors and officers of the Fund, as a group,  owned of record or  beneficially  less than 1% of each class of shares of the Fund. The foregoing  statement  does not  reflect  ownership  of shares of the Fund held of record by an employee  benefit plan for employees of the Manager,  other than the shares  beneficially  owned  under the plan by the  officers  of the Fund  listed above. In addition,  each  Independent  Director,  and his or her family members, do not own  securities of either the Manager,  Distributor  or Sub-Advisor of the
Board III Funds or any person directly or indirectly  controlling,  controlled by or under common control with the Manager, Distributor or Sub-Advisor.

-------------------------------------------------------------------------------------

     The address
of each Director
in the chart
below is 6803 S.
Tucson Way,
Centennial, CO
80112-3924. Each
Director serves
for an
indefinite term,
until his or her
resignation,
retirement,
death or removal.

   Independent
    Directors

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,             Principal Occupation(s) During Past   Dollar      Aggregate
Position(s) Held                                                    Dollar Range
with Fund,                                                          Of Shares
Length of         5                                           of    Beneficially
Service,          O                                                 Owned in Any
Age               H Years;                              Range ciallyof the
                  Nther Trusteeships/Directorships      Sharesin    Oppenheimer
                  Celd by Director;                     Benefind    Funds
                   umber of Portfolios in Fund Complex  Owned       Overseen by
                   urrently Overseen by Director        the Fu      Director

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2001

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Thomas W.          Principal  of  Courtney  Associates,  Inc. $1-$10,000 $10,001-$50,000
Courtney,          (venture  capital  firm);  former  General
Chairman of the    Partner of Trivest  Venture Fund  (private
Board of           venture  capital fund);  former  President
Directors,         of   Investment    Counseling    Federated
Director since     Investors,  Inc.;  Trustee of Cash  Assets
1996               Trust,  a money market  fund;  Director of
Age: 69            OCC Cash  Reserves,  Inc.  and  Trustee of
                   OCC Accumulation  Trust, both of which are
                   open-end investment companies;  Trustee of
                   four  funds for  Pacific  Capital  and Tax
                   Free  Trust  of   Arizona.   Oversees   10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Paul Y. Clinton,  Principal   of   Clinton   Management Over        Over $100,000
Director, since   Associates,  a financial  and venture
1996 Age: 71      capital  consulting firm;  Trustee of
                  Capital  Cash  Management   Trust,  a
                  money-market  fund  and  Narragansett
                  Tax-Free  Fund,  a  tax-exempt   bond
                  fund;  Director of OCC Cash Reserves,
                  Inc. and Trustee of OCC  Accumulation
                  Trust,  both of  which  are  open-end
                  investment    companies.    Formerly:
                  Director,  External  Affairs,  Kravco
                  Corporation,  a national  real estate
                  owner   and    property    management
                  corporation;   President   of   Essex
                  Management Corporation,  a management $100,000
                  consulting    company;    a   general
                  partner of  Capital  Growth  Fund,  a
                  venture   capital   partnership;    a
                  general   partner  of  Essex  Limited
                  Partnership,       an      investment
                  partnership;   President   of  Geneve
                  Corp.,   a  venture   capital   fund;
                  Chairman of Woodland  Capital  Corp.,
                  a small business  investment company;
                  and Vice  President  of W.R.  Grace &
                  Co.  Oversees  10  portfolios  in the
                  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli,  A  trustee  or   director   of  other $0          Over $100,000
Director since    Oppenheimer   funds.   Formerly  Vice
1996              Chairman    (October    1995-December
Age: 69           1997)  of the  Manager.  Oversees  41
                  portfolios  in  the  OppenheimerFunds
                  complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lacy B. Herrmann, Chairman and Chief Executive  Officer $10,001-$50,$10,001-$50,000
Director since    of  Aquila  Management   Corporation,
1996              the   sponsoring   organization   and
Age: 73           manager,     administrator     and/or
                  sub-Adviser    to    the    following
                  open-end  investment  companies,  and
                  Chairman  of the  Board  of  Trustees
                  and  President  of  each:   Churchill
                  Cash Reserves Trust,  Aquila-Cascadia
                  Equity  Fund,  Pacific  Capital  Cash
                  Assets  Trust,  Pacific  Capital U.S.
                  Treasuries    Cash   Assets    Trust,
                  Pacific Capital  Tax-Free Cash Assets
                  Trust, Prime Cash Fund,  Narragansett
                  Insured    Tax-Free    Income   Fund,
                  Tax-Free  Fund  For  Utah,  Churchill
                  Tax-Free  Fund of Kentucky,  Tax-Free
                  Fund of Colorado,  Tax-Free  Trust of
                  Oregon,  Tax-Free  Trust of  Arizona,
                  Hawaiian  Tax-Free Trust,  and Aquila
                  Rocky  Mountain   Equity  Fund;  Vice
                  President,  Director,  Secretary, and
                  formerly    Treasurer    of    Aquila
                  Distributors,  Inc.,  distributor  of
                  the  above   funds;   President   and
                  Chairman  of the Board of Trustees of
                  Capital   Cash    Management    Trust
                  ("CCMT"),    and   an   Officer   and
                  Trustee/Director        of        its
                  predecessors;  President and Director
                  of  STCM  Management  Company,  Inc.,
                  sponsor    and   adviser   to   CCMT;
                  Chairman,  President  and a  Director
                  of  InCap   Management   Corporation,
                  formerly        sub-adviser       and
                  administrator  of Prime Cash Fund and
                  Short Term Asset  Reserves;  Director
                  of  OCC  Cash  Reserves,   Inc.,  and
                  Trustee  of OCC  Accumulation  Trust,
                  both   of    which    are    open-end
                  investment     companies;     Trustee
                  Emeritus    of   Brown    University.
                  Oversees   10   portfolios   in   the
                  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Wruble,      Special  Limited  Partner  (since  January $1-$10,000 $50,001-$100,000
Director since     1999) of Odyssey Investment Partners,  LLC
2001               (private   equity   investment);   General
Age: 59            Partner (since  September 1996) of Odyssey
                   Partners,     L.P.    (hedge    fund    in
                   distribution   since  1/1/97);   Board  of
                   Governing  Trustees (since August 1990) of
                   The   Jackson   Laboratory   (non-profit);
                   Trustee  (since May 1992) of Institute for
                   Advanced  Study  (educational  institute);
                   Trustee   (since  May  2000)  of  Research
                   Foundation of AIMR  (investment  research,
                   non-profit);   formerly  Governor,  Jerome
                   Levy  Economics  Institute of Bard College
                   (economics        research)        (August
                   1990-September  2001);  Director  of Ray &
                   Berendtson,  Inc.  (executive search firm)
                   (May   2000-April   2002).   Oversees   10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for Messrs.
Molleur, Murphy and Zack and Ms. Feld, 498 Seventh Avenue, New York, NY 10018,
for Messrs. Masterson, Vottiero and Wixted and Mses. Bechtolt and Ives, 6803 S.
Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------

                                Officers of the Fund

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                           Principal Occupation(s) During Past 5 Years
Position(s) Held with Fu
Length of Service,
Age                     nd,

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,                 Chairman,  Chief Executive  Officer and director
President since 2001            (since   June   2001)   and   President   (since
Age: 53                         September 2000) of the Manager;  President and a
                                director or trustee of other Oppenheimer  funds;
                                President  and a director  (since  July 2001) of
                                Oppenheimer  Acquisition  Corp.  (the  Manager's
                                parent  holding   company)  and  of  Oppenheimer
                                Partnership  Holdings,  Inc. (a holding  company
                                subsidiary  of the Manager);  a director  (since
                                November 2001) of OppenheimerFunds  Distributor,
                                Inc. (a  subsidiary  of the  Manager);  Chairman
                                and a director  (since July 2001) of Shareholder
                                Services,  Inc.  and  of  Shareholder  Financial
                                Services,  Inc.  (transfer agent subsidiaries of
                                the Manager);  President  and a director  (since
                                July 2001) of  OppenheimerFunds  Legacy  Program
                                (a charitable  trust program  established by the
                                Manager);  a director of the investment advisory
                                subsidiaries of the Manager:  OFI  Institutional
                                Asset  Management,  Inc.  and  Centennial  Asset
                                Management  Corporation  (since  November 2001),
                                HarbourView  Asset  Management  Corporation  and
                                OFI  Private   Investments,   Inc.  (since  July
                                2001);  President (since November 1, 2001) and a
                                director  (since July 2001) of Oppenheimer  Real
                                Asset   Management,   Inc.;  a  director  (since
                                November 2001) of Trinity Investment  Management
                                Corp.  and Tremont  Advisers,  Inc.  (Investment
                                advisory  affiliates of the Manager);  Executive
                                Vice   President   (since   February   1997)  of
                                Massachusetts   Mutual  Life  Insurance  Company
                                (the  Manager's  parent  company);   a  director
                                (since    June   1995)   of   DLB    Acquisition
                                Corporation  (a  holding  company  that owns the
                                shares  of David L.  Babson  &  Company,  Inc.);
                                formerly,  Chief  Operating  Officer  (September
                                2000-June  2001) of the Manager;  President  and
                                trustee  (November  1999-November  2001)  of MML
                                Series    Investment    Fund   and    MassMutual
                                Institutional    Funds   (open-end    investment
                                companies);  a director  (September  1999-August
                                2000)   of   C.M.   Life   Insurance    Company;
                                President,  Chief Executive Officer and director
                                (September  1999-August  2000) of MML Bay  State
                                Life   Insurance   Company;   a  director  (June
                                1989-June  1998) of  Emerald  Isle  Bancorp  and
                                Hibernia    Savings    Bank   (a    wholly-owned
                                subsidiary  of Emerald Isle  Bancorp).  Oversees
                                69 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer, Principal    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Financial and           Asset Management  Corporation,  Shareholder Services,  Inc.,
Accounting Officer      Oppenheimer Real Asset Management  Corporation,  Shareholder
since  1999             Financial Services,  Inc., Oppenheimer Partnership Holdings,
Age: 43                 Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds    International   Ltd.   and   Oppenheimer
                        Millennium Funds plc (since May 2000) and OFI  Institutional
                        Asset Management,  Inc. (since November 2000) (offshore fund management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002;  formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 39                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 85 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 85
Age: 39                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 54                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and Oppenheimer  Millennium Funds plc (October 1997-November
                        2001).  An officer of 85 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip T. Masterson,    Vice President and Assistant Counsel of the Manager (since
Assistant Secretary     July 1998); formerly, an associate with Davis, Graham, &
since 2002              Stubbs LLP (January 1997-June 1998). An officer of 85
Age: 38                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 82
Age: 45                 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 44                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President and Assistant  Counsel  (since June 1998) of
Assistant Secretary     the    Manager;    Vice    President    (since    1999)   of
since 2001              OppenheimerFunds  Distributor,   Inc.;  Vice  President  and
Age: 37                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  Assistant  Vice  President  and
                        Assistant  Counsel of the Manager (August  1997-June  1998);
                        Assistant Counsel of the Manager (August  1994-August 1997).
                        An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      |X|   Remuneration of Directors. The officers of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The
Directors of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended October 31, 2002.  The compensation from all of the Board III Funds (including the Fund) represents compensation received as a director, trustee or member of a committee of the boards of those funds during the calendar year December 31, 2001.

-------------------------------------------------------------------------------------
Director Name and
Other Fund
Position(s)
(as applicable)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                         Aggregate    Retirement      Estimated    Total
                                                                   Compensation
                                                       Annual      From All
                                                     Retirement    Oppenheimer
                                                    Benefits Paid  Funds For Which
                                       Benefits     at Retirement  Individual
                                      Accrued as   from all Board  Serves As
                       Compensation  Part of Fund     III Funds    Trustee/Director
                        From Fund1     Expenses     (10 Funds) 2      (10 Funds)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Paul Y. Clinton           $7,220        $3,654         $63,738         $157,3263
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Thomas W. Courtney        $7,220        $4,804         $63,738         $157,3263
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli           $7,220        $6,917        $55,6782         $202,8864
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Lacy B. Herrmann          $7,220        $1,376         $63,702         $157,3263
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Wruble5             $4,404        $1,153         $7,606           $59,250
-------------------------------------------------------------------------------------
1.    Aggregate  compensation includes fees, deferred  compensation,  if any, and retirement plan benefits accrued for a Director.
2.    Estimated  annual  retirement  benefits  paid at  retirement  is based on a straight life payment plan election.  The amount for Mr. Galli  includes  $30,689 for serving as a trustee or director of 33  Oppenheimer  funds that are not Board
III Funds.
3.    Total   Compensation   for  the  2001  calendar   year   includes   $60,200
compensation  paid by two funds (OCC Cash  Reserve  and OCC  Accumulation  Trust)
for which the Sub-Advisor acts as the investment advisor.
4.    Includes  $105,760  for Mr.  Galli for serving as trustee or director of 33
Oppenheimer funds that are not Board III Funds.
5.    Elected to the board on April 1, 2001.

      |X|  Retirement  Plan for  Directors.  The Fund has  adopted  a  retirement plan that provides for payments to retired  Directors.  Payments are up to 80% of the  average  compensation  paid  during a  Director's  five  years of service in which the highest  compensation  was received.  A Director must serve as Director for any of the  Board  III  Funds  listed  above  for at  least  15  years  to be eligible  for the maximum  payment.  Each  Director's  retirement  benefits  will depend  on the  amount  of the  Director's  future  compensation  and  length  of service.  Therefore  the amount of those  benefits  cannot be  determined at this time,  nor can we estimate  the number of years of credited  service that will be used to determine those benefits.

      |X| Major  Shareholders.  As of November  27,  2002,  the only  persons who owned of  record  or were  known by the Fund to own of  record  5% or more of the
Fund's outstanding shares were:

    Merrill  Lynch Pierce  Fenner & Smith for the Sole Benefit of its  Customers,
Attn:  Fund  Admin.  #97FJ0,  4800 Deer  Lake  Drive E Fl.  3,  Jacksonville,  FL
32246-6484;  which owned  787,251.602 Class B shares  (representing  5.00% of the
Class B shares then outstanding);

    Merrill  Lynch Pierce  Fenner & Smith for the Sole Benefit of its  Customers,
Attn:  Fund  Admin.  #97HY0,  4800 Deer  Lake  Drive E Fl.  3,  Jacksonville,  FL
32246-6484;  which owned  284,064.692 Class C shares  (representing  5.92% of the
Class C shares then outstanding);

    Smith Barney House Acct  00109801250,  Attn: Cindy Tempesta 7th Fl., 333 West
34th Street,  New York, NY  10001-2483,  which owned  246,119.184  Class C shares
(representing 5.13% of the Class C shares then outstanding);

    Reliance  Trust  Company  CUST FBO Mesa  Industries  Inc.,  P.O.  Box  48529,
Atlanta,  GA  30362-1529,  which owned  30,201.473  Class N shares  (representing
5.68% of the Class N shares then outstanding);

    RPSS TR Bell  Farms 401K  Plan,  Attn:  Deborah  Krump,  509  Dakota  Avenue,
Wahpeton,  ND 58075-4414,  which owned  34,333.909  Class N shares  (representing
6.46% of the Class N shares then outstanding);

    RPSS TR Salem Heating & Sheet Metal Inc. 401K Plan,  Attn:  Susan Wood,  P.O.
Box  12005,  Salem,  OR  97309-0005,   which  owned  27,792.653  Class  N  shares
(representing 5.23% of the Class N shares then outstanding);

    Merrill  Lynch Pierce  Fenner & Smith for the Sole Benefit of its  Customers,
Attn:  Fund Admin.,  4800 Deer Lake Drive E Fl. 3,  Jacksonville,  FL 32246-6484;
which owned 46,352.454 Class N shares  (representing  8.72% of the Class N shares then outstanding);

    IBT & Co. CUST  OppenheimerFunds  Cap Accum Plan, Attn: MML037, 200 Clarendon
St Fl.  16,  Boston,  MA  02116-5021,  which  owned  113,363.022  Class Y  shares
(representing 7.90% of the Class Y shares then outstanding);

    Mass Mutual Life Insurance Co. Separate  Investment  Acct.,  Attn: N225, 1295
State Street,  Springfield,  MA  01111-0001,  which owned  1,296,606.841  Class Y shares (representing 90.46% of the Class Y shares then outstanding);

The Manager.  The Manager is  wholly-owned  by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of  Ethics.  The Fund,  the  Manager  and the  Distributor  have a
Code of Ethics.  It is designed to detect and prevent  improper  personal trading by certain employees,  including portfolio  managers,  that would compete with or take advantage of the Fund's  portfolio  transactions.  Covered  persons  include persons with knowledge of the investments  and investment  intentions of the Fund and  other  funds  advised  by the  Manager.  The  Code  of  Ethics  does  permit personnel  subject  to the Code to invest  in  securities,  including  securities that may be  purchased or held by the Fund,  subject to a number of  restrictions and  controls.  Compliance  with the Code of Ethics is  carefully  monitored  and enforced by the Manager.

      The Code of Ethics  is an  exhibit  to the  Fund's  registration  statement filed  with the  Securities  and  Exchange  Commission  and can be  reviewed  and copied  at  SEC's  Public  Reference  Room in  Washington,  D.C.  You can  obtain information  about  the  hours  of  operation  of the  Public  Reference  Room by calling  the SEC at  1.202.942.8090.  the Code of  Ethics  can also be  viewed as part of the Fund's  registration  statement  on the SEC's  EDGAR  database at the
SEC's  Internet  website at  HTTP://WWW.SEC.GOV.  Copies may be  obtained,  after
                             ------------------
paying  a  duplicating  fee,  by  electronic  request  at  the  following  E-mail address:  PUBLICINFO@SEC.GOV.,  or by  writing  to  the  SEC's  Public  Reference
          -------------------
Section, Washington, D.C. 20549-0102.

            |X|  The  Investment   Advisory   Agreement.   The  Manager  provides
investment  advisory  and  management  services  to the Fund under an  investment advisory  agreement  between the Manager  and the Fund.  The Manager  handles the
Fund's  day-to-day  business and the agreement  permits the Manager to enter into sub-advisory  agreements  with other  registered  investment  Advisors  to obtain specialized  services for the Fund,  as long as the Fund is not  obligated to pay
any  additional   fees  for  those   services.   The  Manager  has  retained  the
Sub-Advisor  pursuant  to a separate  Sub-Advisory  Agreement,  described  below, under which the  Sub-Advisor  buys and sells  portfolio  securities for the Fund.
The Fund's  portfolio  management  team is  employed  by the  Sub-Advisor  and is principally  responsible for the day-to-day  management of the Fund's  portfolio, as described below.

      The  investment  advisory  agreement  between  the  Fund  and  the  Manager requires the Manager,  at its expense,  to provide the Fund with adequate  office space,  facilities  and  equipment.  It also  requires the Manager to provide and supervise the activities of all  administrative  and clerical  personnel required
to  provide  effective   administration  for  the  Fund.  Those  responsibilities
include  the   compilation  and  maintenance  of  records  with  respect  to  its operations,  the preparation and filing of specified reports,  and composition of proxy  materials  and  registration  statements  for  continuous  public  sale of shares of the Fund.  Prior to the date  hereof,  each class of shares of the Fund paid the  Manager an annual  fee to  calculate  the daily net asset  value of the respective  class  of  shares.  The  annual  rate of that fee was  $55,000,  plus reimbursement  of the Manager's  out-of-pocket  expenses.  The fee was terminated effective as of this date.

      The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement  lists examples of expenses paid by the Fund.  The major  categories  relate to  calculation  of the Fund's net asset values  per  share,  interest,  taxes,  brokerage  commissions,  fees to  certain
Directors,  legal and audit  expenses,  custodian  and transfer  agent  expenses, share issuance costs,  certain printing and registration  costs and non-recurring expenses,  including  litigation  costs.  The management fees paid by the Fund to the Manager are calculated at the rates  described in the  Prospectus,  which are applied  to the  assets of the Fund as a whole.  The fees are  allocated  to each class of shares  based  upon the  relative  proportion  of the  Fund's net assets represented by that class.

----------------------------------------------------------------------

                                         Management Fees Paid to
      Fiscal Year ended 10/31:           OppenheimerFunds, Inc. 1
----------------------------------------------------------------------
----------------------------------------------------------------------
                2000                           $10,877,808
----------------------------------------------------------------------
----------------------------------------------------------------------
                2001                            $9,672,069
----------------------------------------------------------------------
----------------------------------------------------------------------
                2002                           $9,101,1272
----------------------------------------------------------------------
1.    The Manager,  not the Fund,  pays the  Sub-Advisor  an annual  sub-advisory fee. For fiscal 2002, this sub-advisory fee was $3,123,713.
2.    During the fiscal year, a voluntary  waiver of a portion of the  management and  sub-advisory  fees was in effect,  which waiver  aggregated  $597,741 and
   $83,713 for fiscal 2000 and 2001,  respectively.  The voluntary  waiver was at an annual rate equal to 0.05% of the Fund's  average  daily net assets for the quarter  ended March 31, 2000,  and  thereafter at the annual rate of 0.05% or
   0.10%,  as the case may be, in each quarter that the Fund's  trailing one year performance  percentile  at the end of the  preceding  quarter  was the in the fourth or fifth  quintile,  as the case may be,  within the  Lipper  Multi-Cap
   Value peer group.

      The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance  of its duties or reckless  disregard of its obligations  and duties under the investment  advisory agreement,  the  Manager is not liable for any loss  resulting  from a good faith error or  omission  on its part  with  respect  to any of its  duties  under  the agreement.

      The  agreement  permits  the Manager to act as  investment  Advisor for any other person,  firm or corporation and to use the names  "Oppenheimer" and "Quest for Value" in  connection  with other  investment  companies for which it may act as  investment  Advisor or general  distributor.  If the Manager  shall no longer act as  investment  Advisor to the Fund,  the Manager may  withdraw  the right of the Fund to use the  names  "Oppenheimer"  or  "Quest  for  Value" as part of its name.

         |X|      Annual Approval of Investment Advisory Agreement. Each year, the Board of Directors, including a majority of the Independent Directors, is required to approve the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the
Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities
         Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The
Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the
Manager. The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Directors, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving  at a decision,  the Board did not single out any one factor or group of factors as being more important  than other factors,  but considered all factors  together.  The Board judged the terms and  conditions of the  investment advisory  agreement,  including the  investment  advisory fee, in light of all of the surrounding circumstances.

The  Sub-Advisor.  The  Sub-Advisor is a  wholly-owned  subsidiary of Oppenheimer
Capital,  a registered  investment  adviser.  From the Fund's  inception on April
30, 1980,  until November 22, 1995, the  Sub-Advisor  (which was then named Quest for Value Advisors) or the  Sub-Advisor's  parent served as the Fund's investment
advisor.   The  Sub-Advisor  acts  as  investment  adviser  to  other  investment companies and for individual investors.

    The   Sub-Advisor  is  a  Delaware   limited   liability   company  which  is
wholly-owned  by  Oppenheimer  Capital LLC a  wholly-owned  subsidiary of Allianz
Dresdner Asset  Management  U.S.  Equities LLC, which is  wholly-owned by Allianz
Dresdner  Asset  Management  of America  L.P.  (formerly  PIMCO  Advisors  L.P.).
Allianz  Dresdner  Asset  Management  of  America  L.P.  ("ADAM")  is a  Delaware
limited  partnership whose sole general partner is Allianz-PacLife  Partners LLC.
Allianz PacLife  Partners LLC is a Delaware  limited  liability  company with two members,  Allianz  Dresdner Asset  Management of America LLC, a Delaware  limited
liability  company,   and  Pacific  Asset  Management  LLC,  a  Delaware  limited liability  company.  Allianz  Dresdner  Asset  Management  of  America  LLC  is a
wholly-owned  subsidiary  of  Allianz of  America,  Inc.,  which is  wholly-owned subsidiary of Pacific Life Insurance  Company which is a wholly-owned  subsidiary of Pacific Mutual Holding  Company.  Allianz A.G.  indirectly holds a controlling interest in ADAM.  Allianz AG is a  European-based,  multinational  insurance and financial  services  holding  company.  Pacific  Life  Insurance  Company owns an indirect  minority  equity interest in ADAM and is a  California-based  insurance company.

      Allianz  Dresdner  Asset  Management  of  America,  L.P.  is  a  direct  or indirect  parent  company of the following  SEC-registered  investment  advisors, all of which are affiliated:  Cadence Capital  Management;  NFJ Investment Group;
Pacific Investment  Management Company LLC; the Sub-Advisor,  Oppenheimer Capital
LLC, PIMCO Allianz Advisors LLC and PIMCO Funds Advisors LLC.

      |X| The Sub-Advisory  Agreement.  Under the Sub-Advisory  Agreement between the  Manager  and  the  Sub-Advisor,  the  Sub-Advisor  shall  regularly  provide investment  advice  with  respect  to the  Fund and  invest  and  reinvest  cash, securities  and the  property  comprising  the  assets  of the  Fund.  Under  the
Sub-Advisory  Agreement,  the  Sub-Advisor  agrees  not to change  the  portfolio management  of  the  Fund  without  the  written  approval  of the  Manager.  The
Sub-Advisor  also agrees to provide  assistance in the distribution and marketing of the Fund.

      Under the  Sub-Advisory  Agreement,  the Manager  pays the  Sub-Advisor  an annual  fee in monthly  installments,  based on the  average  daily net assets of the Fund. The fee paid to the  Sub-Advisor  under the  Sub-Advisory  agreement is paid by the Manager,  not by the Fund.  The fee is equal to 40% of the investment advisory  fee  collected  by the  Manager  from the Fund  based on the  total net assets of the Fund as of November  22, 1995 (the "Base  Amount")  plus 30% of the investment  advisory fee  collected by the Manager  based on the total net assets of the Fund that exceed the Base Amount.

      The  Sub-Advisory  Agreement  provides  that  in  the  absence  of  willful misfeasance,  bad  faith,  negligence  or  reckless  disregard  of its  duties or obligations,  the  Sub-Advisor  shall not be liable to the Manager for any act or omission  in the  course  of or  connected  with  rendering  services  under  the
Sub-Advisory  Agreement or for any losses that may be sustained in the  purchase, holding or sale of any security.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment  Advisory  Agreement and the Sub-Advisory
Agreement.   One  of  the  duties  of  the  Sub-Advisor  under  the  Sub-Advisory
Agreement  is to arrange  the  portfolio  transactions  for the Fund.  The Fund's investment  advisory  agreement with the Manager and the  Sub-Advisory  Agreement contain  provisions  relating to the employment of  broker-dealers  to effect the
Fund's  portfolio  transactions.  The Manager and the  Sub-Advisor are authorized to  employ  broker-dealers,  including  "affiliated"  brokers,  as  that  term is defined in the Investment Company Act. They may employ  broker-dealers  that they think in their best judgment  based on all relevant  factors,  will implement the policy of the Fund to obtain,  at  reasonable  expense,  the "best  execution" of the Fund's  portfolio  transactions.  "Best  execution" means prompt and reliable execution at the most favorable price obtainable.

      The  Manager  and the  Sub-Advisor  need  not seek  competitive  commission bidding.  However,  they  are  expected  to be  aware  of the  current  rates  of eligible  brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its  Board of
Directors.

      The  Manager  and  the   Sub-Advisor   may  select   brokers   (other  than
affiliates) that provide  brokerage and/or research  services for the Fund and/or the other accounts over which the Manager,  the  Sub-Advisor or their  respective affiliates  have  investment  discretion.  The  concessions  paid to such brokers may be higher than  another  qualified  broker  would  charge,  if the Manager or
Sub-Advisor,   as  applicable,   makes  a  good  faith   determination  that  the
concession  is  fair  and  reasonable  in  relation  to  the  services  provided.
Subject  to  those  considerations,  as a factor  in  selecting  brokers  for the
Fund's portfolio transactions,  the Manager and the Sub-Advisor may also consider sales  of  shares  of the Fund and  other  investment  companies  for  which  the
Manager or an affiliate serves as investment Advisor.

      The   Sub-Advisory   Agreement   permits  the  Sub-Advisor  to  enter  into
"soft-dollar"  arrangements  through  the  agency  of  third  parties  to  obtain services  for the Fund.  Pursuant to these  arrangements,  the  Sub-Advisor  will undertake to place brokerage  business with  broker-dealers who pay third parties that  provide  services.  Any  such  "soft-dollar"  arrangements  will be made in accordance  with  policies  adopted  by the Board of the Trust and in  compliance with applicable law.

Brokerage  Practices.  Brokerage  for  the  Fund  is  allocated  subject  to  the provisions of the investment  advisory  agreement and the sub-advisory  agreement and the  procedures  and rules  described  above.  Generally,  the  Sub-Advisor's portfolio traders allocate brokerage based upon  recommendations  from the Fund's portfolio manager.  In certain  instances,  portfolio managers may directly place trades and  allocate  brokerage.  In either  case,  the  Sub-Advisor's  executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an exchange is the
primary  market  are  generally  done  with  principals  or  market  makers.   In
transactions  on  foreign  exchanges,  the  Fund  may be  required  to pay  fixed brokerage  commissions  and  therefore  would not have the benefit of  negotiated
commissions   available  in  U.S.   markets.   Brokerage   commissions  are  paid
primarily  for  transactions  in listed  securities  or for certain  fixed-income agency  transactions in the secondary  market.  Otherwise  brokerage  commissions are paid  only if it  appears  likely  that a better  price or  execution  can be obtained by doing so.

      The  Sub-Advisor  serves as  investment  manager  to a number  of  clients, including  other  investment  companies,  and may in the future act as investment manager or advisor to others.  It is the practice of the  Sub-Advisor to allocate purchase or sale  transactions  among the Fund and other  clients whose assets it manages  in a  manner  it deems  equitable.  In  making  those  allocations,  the
Sub-Advisor  considers several main factors,  including the respective investment objectives,  the relative  size of portfolio  holdings of the same or  comparable securities,  the  availability  of cash for  investment,  the size of  investment commitments  generally  held and the  opinions  of the  persons  responsible  for managing the portfolios of the Fund and each other client's accounts.

      When orders to purchase or sell the same  security on  identical  terms are placed by more than one of the funds and/or other  advisory  accounts  managed by the Sub-Advisor or its affiliates,  the  transactions  are generally  executed as received,  although a fund or advisory  account that does not direct  trades to a specific  broker  (these are called  "free  trades")  usually will have its order executed  first.  Orders  placed by  accounts  that  direct  trades to a specific broker will  generally be executed  after the free trades.  All orders  placed on behalf of the Fund are considered  free trades.  However,  having an order placed first in the market does not  necessarily  guarantee  the most  favorable  price.
Purchases are combined where  possible for the purpose of  negotiating  brokerage commissions.  In some cases that practice might have a detrimental  effect on the price or volume of the security in a particular transaction for the Fund.

      Most  purchases  of debt  obligations  are  principal  transactions  at net prices.  Instead  of using a broker  for those  transactions,  the Fund  normally deals  directly with the selling or  purchasing  principal or market maker unless the  Sub-Advisor  determines  that a better price or execution can be obtained by
using  the  services  of  a  broker.   Purchases  of  portfolio  securities  from
underwriters  include  a  commission  or  concession  paid by the  issuer  to the underwriter.  Purchases  from dealers  include a spread between the bid and asked prices.  The Fund seeks to obtain  prompt  execution  of these orders at the most favorable net price.

      The investment  advisory  agreement and the  Sub-Advisory  agreement permit the Manager and the  Sub-Advisor  to allocate  brokerage  for research  services.
The research  services  provided by a particular broker may be useful only to one or more of the  advisory  accounts of the  Sub-Advisor  and its  affiliates.  The investment  research  received for the commissions of those other accounts may be useful  both to the Fund  and one or more of the  Sub-Advisor's  other  accounts.
Investment  research may be supplied to the  Sub-Advisor  by a third party at the instance of a broker through which trades are placed.

      Investment   research   services   include   information  and  analysis  on
particular  companies  and  industries  as well as market or economic  trends and portfolio  strategy,  market  quotations for portfolio  evaluations,  information systems,  computer  hardware  and similar  products and  services.  If a research service  also  assists  the  Sub-Advisor  in a  non-research  capacity  (such  as bookkeeping  or other  administrative  functions),  then only the  percentage  or
component  that  provides   assistance  to  the  Sub-Advisor  in  the  investment
decision-making process may be paid in concession dollars.

      The  research   services   provided  by  brokers  broadens  the  scope  and
supplements the research  activities of the Sub-Advisor.  That research  provides additional  views and  comparisons for  consideration,  and helps the Sub-Advisor to obtain market  information  for the  valuation of  securities  that are either held  in  the  Fund's  portfolio  or  are  being  considered  for  purchase.  The
Sub-Advisor  provides  information  to  the  Manager  and  the  Board  about  the
concessions  paid  to  brokers  furnishing  such  services,   together  with  the
Sub-Advisor's  representation  that the amount of such concessions was reasonably related to the value or benefit of such services.

------------------------------------------------------------

 Fiscal Year  Total Brokerage Commissions Paid by the Fund1
   Ended:
------------------------------------------------------------
------------------------------------------------------------
  10/31/00                     $2,334,275
------------------------------------------------------------
------------------------------------------------------------
  10/31/01                      $401,350
------------------------------------------------------------
------------------------------------------------------------
  10/31/02                      $427,2662
------------------------------------------------------------
1.    Amounts do not include  spreads or  commissions  on principal  transactions on a net trade basis.
2.    In the fiscal year ended 10/31/02,  the amount of transactions  directed to brokers for research  services was $0 and the amount of the  commissions  paid to broker-dealers for those services was $0.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement with the Fund, the
Distributor  acts as the Fund's  principal  underwriter in the continuous  public offering of shares of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including  advertising and the cost of printing  and  mailing  prospectuses,  other than  those  furnished  to  existing shareholders.  The  Distributor  is not  obligated  to sell a specific  number of shares.  Expenses normally attributable to sales are borne by the Distributor.

      The  sales   charges  and   concessions   paid  to,  or  retained  by,  the
Distributor  from the sale of shares  during the Fund's three most recent  fiscal years,  and the contingent  deferred sales charges retained by the Distributor on the  redemption  of shares for the most recent fiscal year are shown in the table below.

---------------------------------------------
Fiscal       Aggregate    Class A Front-End
Year         Front-End      Sales Charges
Ended      Sales Charges     Retained by
  10/31:     on Class A      Distributor1
               Shares
---------------------------------------------
---------------------------------------------
   2000      $1,031,889        $276,175
---------------------------------------------
---------------------------------------------
   2001      $1,162,250        $313,651
---------------------------------------------
---------------------------------------------
   2002       $940,224         $299,952
---------------------------------------------
1.    Includes  amounts  retained by a  broker-dealer  that is an  affiliate or a parent of the Distributor.

------------------------------------------------------------------
Fiscal      Concessions   Concessions   Concessions  Concessions
Year         on Class A    on Class B   on Class C    on Class N
Ended          Shares        Shares       Shares        Shares
  10/31:    Advanced by   Advanced by   Advanced by  Advanced by
            Distributor1  Distributor1 Distributor1  Distributor1
------------------------------------------------------------------
------------------------------------------------------------------
   2000       $408,852     $3,900,908    $348,333        N/A
------------------------------------------------------------------
------------------------------------------------------------------
   2001       $166,769     $1,489,762    $198,443      $26,485
------------------------------------------------------------------
------------------------------------------------------------------
   2002       $119,131     $1,231,719    $183,899      $71,519
------------------------------------------------------------------
1.    The Distributor  advances  concession payments to dealers for certain sales of Class A shares and for sales of Class
     B, Class C and Class N shares from its own resources at the time of sale.

----------------------------------------------------------------------------------

                Class A           Class B           Class C          Class N
  Fiscal       Contingent       Contingent        Contingent        Contingent
Year Ended   Deferred Sales   Deferred Sales    Deferred Sales    Deferred Sales
   10/31        Charges      Charges Retained  Charges Retained      Charges
              Retained by     by Distributor    by Distributor     Retained by
              Distributor                                          Distributor
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
   2002         $17,617          $811,106           $16,639           $5,733
----------------------------------------------------------------------------------

Distribution  and Service Plans.  The Fund has adopted  Distribution  and Service
Plans for Class A,  Class B,  Class C and Class N shares  under Rule 12b-1 of the
Investment  Company Act. Under those plans the Fund  compensates  the Distributor for all or a portion of its costs  incurred in connection  with the  distribution and/or servicing of the shares of the particular class.

      Under the plans,  the  Manager  and the  Distributor  may make  payments to affiliates  and, in their sole  discretion,  from time to time, may use their own resources to make  payments  (at no direct cost to the Fund) to brokers,  dealers or other financial  institutions  for distribution  and  administrative  services they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund.  In their sole  discretion,  the  Distributor  and the Manager may increase or decrease  the amount of payments  they make from their own  resources to plan recipients.

      Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board  of  Directors  and its
Independent  Directors  specifically  vote  annually to approve its  continuance.
Approval  must be by a vote cast in person at a meeting  called  for the  purpose of voting on  continuing  the plan. A plan may be  terminated  at any time by the vote of a majority  of the  Independent  Directors  or by the vote of the holders of a "majority"  (as defined in the  Investment  Company Act) of the  outstanding shares of that class.

      The Board of  Directors  and the  Independent  Directors  must  approve all material  amendments  to a plan. An amendment to increase  materially  the amount of  payments  to be made under a plan must be  approved  by  shareholders  of the
class   affected  by  the   amendment.   Because  Class  B  shares  of  the  Fund
automatically  convert into Class A shares after six years,  the Fund must obtain the  approval of both Class A and Class B  shareholders  for a proposed  material amendment to the Class A plan that would materially  increase  payments under the plan.  That  approval  must be by a  "majority"  (as  defined  in the  Investment
Company Act) of the shares of each Class, voting separately by class.

      While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Directors  at least quarterly  for its review.  The reports  shall  detail the amount of all payments made  under a plan and the  purpose  for  which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Directors.

      Each plan states that while it is in effect,  the selection and  nomination of those  Directors of the Fund who are not  "interested  persons" of the Fund is committed  to  the  discretion  of  the  Independent  Directors.  This  does  not prevent the  involvement  of others in the  selection and  nomination  process as long as the final  decision  as to  selection  or  nomination  is  approved  by a majority of the Independent Directors.

      Under the plan for a class,  no payment  will be made to any  recipient  in any  quarter in which the  aggregate  net asset  value of all Fund shares of that class  held by the  recipient  for  itself  and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a majority of the
Independent  Directors.  The  Board of  Directors  has set no  minimum  amount of assets to qualify for payments under the plans.

      |X| Service  Plans.  Under the service  plans,  the  Distributor  currently uses  the  fees it  receives  from the Fund to pay  brokers,  dealers  and  other financial  institutions  (they are  referred  to as  "recipients")  for  personal services and account  maintenance  services they provide for their  customers who hold shares of a  particular  Class,  A, B, C or N. The services  include,  among others,  answering customer  inquiries about the Fund,  assisting in establishing and  maintaining  accounts  in the  Fund,  making  the  Fund's  investment  plans available  and  providing  other  services  at the  request  of the  Fund  or the
Distributor.  The service  plans permits  compensation  to the  Distributor  at a rate of up to 0.25% of average  annual net assets of the  applicable  class.  The
Board  has set the rate at that  level.  While  the  plans  permit  the  Board to authorize  payments to the  Distributor  to reimburse  itself for services  under the  plan,  the  Board  has not yet done so,  except  in the case of the  special arrangement  described below.  The Distributor  makes payments to plan recipients quarterly  at an  annual  rate not to  exceed  0.25% of the  average  annual  net assets  consisting of shares of the applicable  class held in the accounts of the recipients or their customers.

      |X| Service  and  Distribution  Plan Fees.  Under each plan,  service  fees and  distribution  fees are  computed  on the  average of the net asset  value of shares  in the  respective  class,  determined  as of the  close of each  regular business day during the period.  The plans  compensate the  Distributor at a flat rate for its services and costs in  distributing  shares and servicing  accounts, whether the  Distributor's  expenses  are more or less than the  amounts  paid by the Fund  under the  plans  during  the  period  for  which the fee is paid.  The types of services that  recipients  receive are similar to the services  provided under the Class A service  plan,  described  above.  During  the first year after the Class A shares are sold to  grandfathered  retirement  plans, the Distributor retains the service fee to  reimburse  itself for the costs of  distributing  the shares.

      The plans  permit the  Distributor  to retain  both the  asset-based  sales charges  and  the  service  fees  or to  pay  recipients  the  service  fee  on a quarterly basis, without payment in advance.  However, the Distributor  currently intends  to pay the  service  fee to  recipients  in  advance  for the first year after the shares are  purchased.  After the first  year  shares are  outstanding, the  Distributor  makes  service fee  payments  quarterly  on those  shares.  The advance  payment  is  based  on the  net  asset  value  of  shares  sold.  Shares purchased  by exchange do not qualify  for the advance  service fee  payment.  If shares are redeemed  during the first year after their  purchase,  the  recipient of the service fees on those  shares will be  obligated to repay the  Distributor a pro rata  portion  of the  advance  payment  of the  service  fee made on those shares.

      Under the Class A plan, the Distributor  pays the asset-based  sales charge to brokers,  dealers and  financial  institutions.  The  Distributor  retains the asset-based  sales  charge  on  Class  B and  Class  N  shares.  The  Distributor retains  the  asset-based  sales  charge on Class C shares  during the first year the shares are  outstanding.  It pays the  asset-based  sales  charge it receives on Class C shares as an ongoing  commission  to the  recipient  on Class C shares outstanding  for a year or more.  If a dealer  has a special  agreement  with the
Distributor,  the  Distributor  will  pay the  Class B,  Class C  and/or  Class N service fee and the asset-based  sales charge to the dealer  quarterly in lieu of paying the sales commissions and service fee in advance at the time of purchase.

      The  asset-based  sales  charges  on  Class B,  Class C and  Class N shares allow  investors to buy shares  without a front-end  sales charge while  allowing the Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales  charges  to the  Distributor  for its  services  rendered  in distributing  Class A,  Class B,  Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales  commissions  to  authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment  of  sales  commissions  and/or  the  advance  of the service  fee  payment to  recipients  under the plans,  or may  provide such  financing  from its own  resources  or from the  resources  of an affiliate,
o     employs personnel to support distribution of shares, and
o     bears the costs of sales  literature,  advertising and prospectuses  (other than those  furnished  to current  shareholders)  and state  "blue sky"
          registration fees and certain other distribution expenses.
o     may not be able to adequately  compensate  dealers that sell Class B, Class
         C and  Class N shares  without  receiving  payment  under  the plans and therefore  may not be able to offer  such  Classes  for sale  absent the plans,
o     receives  payments  under the plans  consistent  with the service  fees and asset-based  sales  charges  paid by other  non-proprietary  funds  that change 12b-1 fees,
o     may use  the  payment  under  the  plan  to  include  the  Fund in  various third-party  distribution  programs  that  may  increase  sales  of Fund shares,
o     may  experience   increased   difficulty   selling  the  Fund's  shares  if
         payments under the plan are  discontinued  because most competitor funds have plans that pay  dealers  for  rendering  distribution  services  as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue  providing,  at the same or at lesser cost, the same  quality  distribution  sales  efforts and  services,  or to obtain such  services  from brokers and dealers,  if the plan  payments were to be discontinued.

      When Class B, Class C or Class N shares are sold  without  the  designation
of  a  broker-dealer,   the  Distributor  is  automatically   designated  as  the
broker-dealer  of record.  In those cases,  the  Distributor  retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

 ----------------------------------------------------------------------------------
    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 10/31/02
 ----------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------
               Total Payments   Amount Retained   Distributor's

                                                    Aggregate     Distributor's
     Class                                         Unreimbursed   Unreimbursed
               Under Plan1      by Distributor    Expenses Under  Expenses as %
                                                       Plan       of Net Assets
                                                                  of Class

 ----------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------

 Class A Plan    $1,997,588         $39,887            N/A              N/A
 ----------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------
                                                                       3.53%
 Class B Plan    $2,964,479       $2,315,832        $8,103,068

 ----------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------
                                   $208,816         $2,558,420
 Class C Plan     $823,173                                             3.72%

 ----------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------
                                    $30,524          $181,018
 Class N Plan      $31,739                                             2.22%

 ----------------------------------------------------------------------------------
1.    Includes  amounts  paid  to  an  affiliate  of  the  Distributor's   parent
   company:  $71,515  (Class A),  $30,321  (Class B),  $11,579  (Class C) and $57
   (Class N).

      All  payments  under the plans are  subject to the  limitations  imposed by the Conduct  Rules of the National  Association  of Securities  Dealers,  Inc. on
payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a  variety  of terms to illustrate  its  investment  performance.  hose terms include  "cumulative  total return,"  "average  annual  total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation  of how total returns  are  calculated  is set forth  below.  The charts  below show the Fund's performance  as of the  Fund's  most  recent  fiscal  year  end.  You can  obtain
current  performance   information  by  calling  the  Fund's  Transfer  Agent  at
1.800.CALL.OPP   or  by  visiting  the   OppenheimerFunds   Internet  website  at
http://www.oppenheimerfunds.com.

      The Fund's  illustrations  of its performance data in  advertisements  must comply  with  rules  of  the  Securities  and  Exchange  Commission.  hose  rules describe  the  types  of  performance  data  that may be used and how it is to be calculated.  n general,  any  advertisement  by the Fund of its performance  data must  include the  average  annual  total  returns  for the  advertised  class of shares  of the  Fund.  hose  returns  must be shown  for the 1-,  5- and  10-year periods  (or the life of the  class,  if  less)  ending  as of the most  recently ended  calendar  quarter prior to the  publication of the  advertisement  (or its submission for publication).

      Use  of  standardized  performance  calculations  enables  an  investor  to compare the Fund's  performance  to the  performance  of other funds for the same periods.  However,  a number of factors  should be  considered  before  using the
Fund's   performance   information   as  a  basis  for   comparison   with  other
investments:

      |_| Total returns  measure the  performance  of a  hypothetical  account in the  Fund  over  various  periods  and  do  not  show  the  performance  of  each shareholder's  account.  Your  account's  performance  will  vary  from the model performance  data if your  dividends  are  received  in cash,  or you buy or sell shares  during the period,  or you bought  your  shares at a  different  time and price than the shares used in the model.
      |_| The Fund's  performance  returns do not  reflect the effect of taxes on dividends and capital gains distributions.
      |_| An  investment  in the Fund is not  insured  by the  FDIC or any  other government agency.
      |_| The  principal  value of the Fund's  shares and total  returns  are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an  investor's  shares  are  redeemed,  they may be worth  more or less than their original cost.
      |_|  Total  returns  for  any  given  past  period   represent   historical
performance  information and are not, and should not be considered,  a prediction of future returns.

      The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be  different.  That is because of the different  kinds of expenses  each class bears.  The total returns of each class of shares of the Fund are  affected  by market  conditions,  the quality of
the  Fund's  investments,   the  maturity  of  debt  investments,  the  types  of
investments  the Fund holds,  and its  operating  expenses  that are allocated to the particular class.

      |X|  Total  Return  Information.   There  are  different  types  of  "total
returns" to measure the Fund's  performance.  Total return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming that all dividends and capital gains  distributions  are  reinvested in additional  shares and  that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in  expenses  for each class of shares,  the total  returns for each class are separately  measured.  he cumulative  total return  measures the change in value over the entire  period  (for  example,  ten  years).  n average  annual total  return  shows the  average  rate of return for each year in a period  that would  produce  the  cumulative  total  return over the entire  period.  However, average  annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations  for its total returns as prescribed by the
SEC. The methodology is discussed below.

      In  calculating  total  returns  for Class A shares,  the  current  maximum sales charge of 5.75% (as a percentage  of the offering  price) is deducted  from the initial  investment  ("P")  (unless the return is shown without sales charge, as described  below).  For Class B shares,  payment of the applicable  contingent deferred  sales  charge is applied,  depending on the period for which the return is shown:  5.0% in the first  year,  4.0% in the second  year,  3.0% in the third and  fourth  years,  2.0% in the  fifth  year,  1.0% in the  sixth  year and none thereafter.  For Class C  shares,  the 1%  contingent  deferred  sales  charge is deducted  for  returns  for  the  1-year  period.  For  Class  N  shares,  the 1%
contingent  deferred  sales  charge  is  deducted  for  returns  for the one year period.  Class N total  returns may also be  calculated  for the periods prior to
3/1/01  (the  inception  date for Class N shares),  based on the  Fund's  Class A returns,  adjusted  to reflect the higher  Class N 12b-1 fees.  There is no sales charge on Class Y shares.

            |_| Average  Annual Total Return.  The "average  annual total return"
of each class is an average annual  compounded  rate of return for each year in a specified  number  of  years.  It is the rate of  return  based on the  change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the  formula) to achieve an Ending  Redeemable
Value  ("ERV" in the  formula) of that  investment,  according  to the  following formula:

---------------------------------------------------------------------------------
                                [OBJECT OMITTED]
---------------------------------------------------------------------------------

|_|   Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula)
of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
----
1/n         Distributions)
  P

|_|   Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n"
in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
-----
1/n         Distributions and Redemption)
  P

      --------------------------------------------------------------------------
        Average Annual Total Returns for Class A Shares (After Sales Charge)
                           For the Periods Ended 10/31/02
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
                                       1-Year         5-Year        10-Year
                                                                  (or life of
                                                                     class)
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      After Taxes on Distributions    -19.81%         -3.30%         6.23%1
      --------------------------------------------------------------------------
      --------------------------------------------------------------------------
      After Taxes on                  -11.40%         -1.73%         6.06%1
      Distributions and
      Redemption of Fund Shares
      --------------------------------------------------------------------------
   1. Inception date of Class A: 4/30/80

      |_| Cumulative  Total Return.  The  "cumulative  total return"  calculation measures  the  change in value of a  hypothetical  investment  of $1,000  over an entire  period  of  years.  Its  calculation  uses  some of the same  factors  as average  annual  total  return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

---------------------------------------------------------------------------------
                                [OBJECT OMITTED]
---------------------------------------------------------------------------------
            |_|  Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an  average  annual  total  return "at net asset value"  (without  deducting sales charges) for Class A, Class B, Class C or Class
N  shares.  There is no sales  charge  on  Class Y  shares.  Each is based on the difference  in net  asset  value per  share at the  beginning  and the end of the
period  for  a  hypothetical   investment  in  that  class  of  shares   (without
considering  front-end  or  contingent  deferred  sales  charges)  and takes into consideration the reinvestment of dividends and capital gains distributions.

-----------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 10/31/02
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
           Cumulative Total
Class of  Returns (10 years              Average Annual Total Returns
 Shares   or Life of Class)
          -------------------------------------------------------------------------
----------                   ------------------------------------------------------
                                                    5-Year            10-Year
                                  1-Year              (or               (or
                                                life-of-class)    life-of-class)
                             ------------------------------------------------------
-----------------------------------------------------------------------------------
          After     Without  After   Without   After    Without  After    Without
          Sales     Sales    Sales   Sales     Sales    Sales    Sales    Sales
           Charge    Charge  Charge   Charge    Charge   Charge   Charge   Charge
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class A1   113.93%  126.98%  -19.44%  -14.52%   -2.01%   -0.85%   7.90%    8.54%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class B2   93.76%    93.76%  -19.24%  -15.09%   -1.74%   -1.44%   7.48%    7.48%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class C3   89.82%    89.82%  -15.91%  -15.08%   -1.43%   -1.43%   7.24%    7.24%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class N4   -23.44%  -23.44%  -15.54%  -14.70%  -14.81%  -14.81%    N/A      N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class Y5     N/A     21.15%    N/A    -14.25%    N/A     -0.55%    N/A     3.32%
-----------------------------------------------------------------------------------
1. Inception of Class A:      4/30/80
2. Inception of Class B:      9/1/93
3. Inception of Class C:      9/1/93
4. Inception of Class N: 3/1/01
5. Inception of Class Y:      12/16/96

Other  Performance  Comparisons.  The Fund compares its  performance  annually to that of an  appropriate  broadly  based  market  index in its  Annual  Report  to shareholders.  You can obtain that  information  by contacting the Transfer Agent at the  addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  The Fund may also  compare its  performance  to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of  its performance  by  independent  ranking  entities.  Examples  of these  performance comparisons are set forth below.

      |X| Lipper  Rankings.  From time to time the Fund may  publish  the ranking of the  performance  of its  classes  of  shares  by  Lipper,  Inc.  Lipper  is a widely-recognized  independent  mutual fund monitoring  service.  Lipper monitors the  performance  of regulated  investment  companies,  including  the Fund,  and
ranks   their   performance   for   various   periods   based  on   stated   fund
classifications.  Lipper  currently  ranks the  Fund's  performance  against  all other large-cap value funds. The Lipper  performance  rankings are based on total returns that include the  reinvestment of capital gain  distributions  and income dividends but do not take sales charges or taxes into consideration.

      |X|  Morningstar  Ratings.  From time to time the Fund may publish the star rating of the  performance  of its  classes of shares by  Morningstar,  Inc.,  an independent  mutual fund monitoring  service.  Morningstar  rates mutual funds in their specialized market sector.  The Fund is rated among Large Value funds.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

      |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements  and sales literature  performance  information about the Fund cited in newspapers and other  periodicals  such  as  The  New  York  Times,  The  Wall  Street  Journal,
Barron's,  or similar  publications.  That  information  may include  performance
quotations   from  other  sources,   including   Lipper  and   Morningstar.   The
performance  of the Fund's classes of shares may be compared in  publications  to the  performance of various market  indices or other  investments,  and averages, performance  rankings  or other  benchmarks  prepared by  recognized  mutual fund statistical services.

      Investors  may  also  wish to  compare  the  returns  on the  Fund's  share classes  to the  return on  fixed-income  investments  available  from  banks and
thrift   institutions.   Those   include   certificates   of  deposit,   ordinary
interest-paying  checking  and  savings  accounts,  and  other  forms of fixed or variable time deposits,  and various other  instruments  such as Treasury  bills.
However,  the Fund's  returns  and share price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate  daily,  while bank  depository obligations  may be insured by the FDIC and may  provide  fixed  rates of return.
Repayment of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. Government.

      From  time to  time,  the Fund  may  publish  rankings  or  ratings  of the
Manager or  Transfer  Agent,  and of the  investor  services  provided by them to shareholders of the Oppenheimer  funds,  other than  performance  rankings of the
Oppenheimer  funds  themselves.  Those  ratings or  rankings of  shareholder  and investor  services by third parties may include  comparisons of their services to those  provided by other mutual fund  families  selected by the rating or ranking services.  They may be based upon the  opinions of the rating or ranking  service itself,  using its  research or  judgment,  or based upon  surveys of  investors, brokers, shareholders or others.

      From  time to time the Fund may  include  in its  advertisements  and sales literature  the total return  performance of a  hypothetical  investment  account that  includes  shares  of the Fund and other  Oppenheimer  funds.  The  combined account may be part of an  illustration of an asset  allocation  model or similar presentation.  The account  performance  may combine total return  performance of the Fund and the total return  performance  of other  Oppenheimer  funds included in the account.  Additionally,  from time to time, the Fund's  advertisements and
sales  literature  may  include,   for  illustrative  or  comparative   purposes,
statistical  data or other  information  about  general  or  specific  market and economic conditions. That may include, for example:
o     information  about the  performance  of certain  securities or  commodities markets or segments of those markets,
o     information   about  the   performance   of  the  economies  of  particular
   countries or regions,
o     the earnings of companies  included in segments of  particular  industries, sectors, securities markets, countries or regions,
o     the   availability  of  different  types  of  securities  or  offerings  of securities,
o     information  relating to the gross  national or gross  domestic  product of the United States or other countries or regions,
o     comparisons   of  various   market   sectors  or  indices  to   demonstrate
   performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
                ---
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock
Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the
Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the
            Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Champion Income Fund          Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Convertible Securities Fund   Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Emerging Growth Fund          Municipals
Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                      Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds and
Oppenheimer Senior Floating Rate Fund. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you purchase Class A shares or
Class A and Class B shares of the Fund and other Oppenheimer funds during a
13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.  Letters of Intent do not consider Class C or Class N shares you purchase or may have purchased.

      A Letter of Intent is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the
"Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price
(including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of
Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow.  Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.  If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype  401(k)
plans under a Letter of Intent.  If the intended  purchase  amount under a Letter of  Intent  entered  into by an  OppenheimerFunds  prototype  401(k)  plan is not purchased  by the plan by the end of the Letter of Intent  period,  there will be no adjustment of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period.  All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the
Transfer Agent.  For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
            (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.
Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically.  Normally the debit will be made two business days prior to the investment dates you selected on your application.  Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor.  Complete the application and return it.  You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.  OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer
Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the
Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the
Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class
C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class
B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.  A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of
Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class
B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of
            Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or
            Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any
            IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class
            A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the Fund's assets and are  not paid directly by shareholders.  However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of
Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
      Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September.  This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at WWW.OPPENHEIMERFUNDS.COM or
                                                  ------------------------
call 1.888.470.0862 for instructions.

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are determined as of the close of business of
The New York Stock Exchange ("the Exchange") on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation.  The Fund's Board of Directors has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked"
               prices on the valuation date or, if not,  at the closing "bid"
               price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of
Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Directors or by the
Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq on the valuation date.  If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section.  The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the
Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business.  No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal
Funds wire.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order.  The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class
C, Class N or Class Y shares.  The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the
Board may fix.  The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the
Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The
Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal
Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer
Agent.  Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class
A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix C to this
Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor.  When adopted, any amendments will automatically apply to existing
Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange
Shares" in the Prospectus and below in this Statement of Additional
Information.

Automatic  Withdrawal  Plans.  Fund shares will be redeemed as  necessary to meet withdrawal  payments.  Shares  acquired  without a sales  charge will be redeemed
first.   Shares   acquired   with   reinvested   dividends   and  capital   gains
distributions  will be redeemed  next,  followed by shares  acquired with a sales charge,  to the extent  necessary to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the investor's  principal may be depleted.  Payments made under  these  plans  should  not be  considered  as a  yield  or  income  on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent.  Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer
Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date.  Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund.
In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent.  The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the
Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a
dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form.  Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           Centennial New York Tax Exempt
                                              Trust
      Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Limited Term Municipal Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Municipal Bond Fund         Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New Jersey Municipal Fund   Limited Term New York Municipal
                                              Fund
      Oppenheimer New York Municipal Fund     Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer California Municipal Fund   Oppenheimer Limited Term Municipal
                                              Fund
      Oppenheimer Capital Income Fund         Oppenheimer Multiple Strategies
                                              Fund
      Oppenheimer Cash Reserves               Oppenheimer New Jersey Municipal
                                              Fund
      Oppenheimer Champion Income Fund        Oppenheimer New York Municipal Fund
      Oppenheimer Convertible Securities Fund Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Disciplined Allocation Fund Oppenheimer Quest Capital Value
                                              Fund, Inc.
      Oppenheimer Developing Markets Fund     Oppenheimer Quest Global Value
                                              Fund, Inc.
      Oppenheimer Gold & Special Minerals     Oppenheimer Rochester National
      Fund                                    Municipals
      Oppenheimer International Bond Fund     Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer International Growth Fund   Oppenheimer Small Cap Value Fund
      Oppenheimer International Small         Limited Term New York Municipal
      Company Fund                            Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves
      or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
      Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
      Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and
      Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of
      Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other
      Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer
      Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the
Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating
Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in that exchange will be subject to the Class A
Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Processing  Exchange  Requests.  Shares  to be  exchanged  are  redeemed  on  the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such  purchases may be delayed by either fund up to five  business days if it  determines  that it would be  disadvantaged by an  immediate  transfer of the  redemption  proceeds.  The Fund  reserves  the right, in its discretion,  to refuse any exchange  request that may  disadvantage
it. For  example,  if the receipt of  multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio  securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class
Y shares. That is because of the effect of the asset-based sales charge on
Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Dividends, distributions and proceeds of the redemption of Fund shares represented by
checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the
Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the
Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code,
by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation   of   Fund   Distributions.    The   Fund   anticipates    distributing
substantially  all of its  investment  company  taxable  income for each  taxable year.  Those  distributions  will be taxable to  shareholders  as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below.
Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the
Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification
                                            -------
number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient"
(such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

Tax Effects of Redemptions of Shares.  If a shareholder  redeems all or a portion of  his/her  shares,  the  shareholder  will  recognize  a gain  or  loss  on the redeemed  shares in an amount  equal to the  difference  between the  proceeds of the  redeemed  shares and the  shareholder's  adjusted  tax basis in the  shares.
All or a portion of any loss  recognized  in that manner may be disallowed if the shareholder  purchases  other  shares of the Fund  within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the
Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the
Fund is effectively connected with the conduct of a U.S. trade or business.
Typically, ordinary income dividends paid from a mutual fund are not considered
"effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
All income and any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Fund are effectively connected
                                                     ---
with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29%
for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal
Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash
Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the
Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for certain other funds advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
 The Board of Directors and Shareholders of
 Oppenheimer Quest Value Fund, Inc.:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Quest Value Fund, Inc., including the statement of investments, as
 of October 31, 2002, and the related statement of operations for the year then
 ended, the statements of changes in net assets for each of the two years in the
 period then ended, and the financial highlights for each of the three years in
 the period then ended. These financial statements and financial highlights are
 the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our
 audits. The financial highlights for each of the two years in the period ended
 October 31, 1999, were audited by other auditors whose report dated November
 19, 1999, expressed an unqualified opinion on this information.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan
 and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting
 the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing
 procedures where replies from brokers were not received. An audit also includes
 assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Quest Value Fund, Inc. as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 November 21, 2002

STATEMENT OF INVESTMENTS  October 31, 2002

                                          Market Value
                                Shares      See Note 1
-------------------------------------------------------
 Common Stocks--94.8%
-------------------------------------------------------
 Consumer Discretionary--8.9%
-------------------------------------------------------
 Hotels, Restaurants & Leisure--4.7%
 Carnival Corp.                600,000    $ 15,672,000
-------------------------------------------------------
 McDonald's Corp.            1,250,000      22,637,500
                                          -------------
                                            38,309,500

-------------------------------------------------------
 Leisure Equipment & Products--1.2%
 Eastman Kodak Co.             225,000       7,413,750
-------------------------------------------------------
 Mattel, Inc.                  100,000       1,836,000
                                          -------------
                                             9,249,750

-------------------------------------------------------
 Media--3.0%
 AOL Time Warner, Inc. 1       600,000       8,850,000
-------------------------------------------------------
 Clear Channel
 Communications, Inc. 1        425,000      15,746,250
                                          -------------
                                            24,596,250

-------------------------------------------------------
 Consumer Staples--8.7%
-------------------------------------------------------
 Food & Drug Retailing--6.5%
 CVS Corp.                     850,000      23,570,500
-------------------------------------------------------
 Kroger Co. (The) 1          2,000,000      29,680,000
                                          -------------
                                            53,250,500

-------------------------------------------------------
 Personal Products--2.2%
 Gillette Co.                  600,000      17,928,000
-------------------------------------------------------
 Energy--3.6%
-------------------------------------------------------
 Oil & Gas--3.6%
 Chevron
 Texaco Corp.                  250,000      16,907,500
-------------------------------------------------------
 Unocal Corp.                  450,000      12,438,000
                                          -------------
                                            29,345,500

-------------------------------------------------------
 Financials--36.6%
-------------------------------------------------------
 Banks--7.5%
 FleetBoston
 Financial Corp.             1,000,000      23,390,000
-------------------------------------------------------
 Wells Fargo Co.               750,000      37,852,500
                                          -------------
                                            61,242,500

                                          Market Value
                                Shares      See Note 1
-------------------------------------------------------
 Diversified Financials--19.7%
 Citigroup, Inc.               800,000    $ 29,560,000
-------------------------------------------------------
 Countrywide Credit
 Industries, Inc.              575,000      28,928,250
-------------------------------------------------------
 CP Holdrs                      24,700       1,039,623
-------------------------------------------------------
 Freddie Mac                 1,200,000      73,896,000
-------------------------------------------------------
 Household
 International, Inc.           625,000      14,850,000
-------------------------------------------------------
 J.P. Morgan
 Chase & Co.                   600,000      12,450,000
                                          -------------
                                           160,723,873

-------------------------------------------------------
 Insurance--9.4%
 AFLAC, Inc.                   600,000      18,264,000
-------------------------------------------------------
 John Hancock
 Financial Services, Inc.      900,000      26,370,000
-------------------------------------------------------
 UnumProvident
 Corp.                         250,000       5,130,000
-------------------------------------------------------
 XL Capital
 Ltd., Cl. A                   350,000      26,652,500
                                          -------------
                                            76,416,500

-------------------------------------------------------
 Health Care--8.1%
-------------------------------------------------------
 Biotechnology--2.0%
 Wyeth                         500,000      16,750,000
-------------------------------------------------------
 Pharmaceuticals--6.1%
 Bristol-Myers
 Squibb Co.                    425,000      10,459,250
-------------------------------------------------------
 Merck & Co., Inc.             150,000       8,136,000
-------------------------------------------------------
 Pfizer, Inc.                  165,000       5,242,050
-------------------------------------------------------
 Pharmacia Corp.               400,000      17,200,000
-------------------------------------------------------
 Schering-Plough Corp.         400,000       8,540,000
                                          -------------
                                            49,577,300

-------------------------------------------------------
 Industrials--13.1%
-------------------------------------------------------
 Aerospace & Defense--2.0%
 Boeing Co.                    550,000      16,362,500
-------------------------------------------------------
 Commercial Services & Supplies--2.1%
 Waste
 Management, Inc.              750,000      17,265,000
-------------------------------------------------------
 Industrial Conglomerates--5.2%
 3M Co.                        290,000      36,812,600
-------------------------------------------------------
 Textron, Inc.                 135,000       5,535,000
                                          -------------
                                            42,347,600

                     13 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Continued

                                          Market Value
                                Shares      See Note 1
-------------------------------------------------------
 Machinery--1.8%
 Caterpillar, Inc.             350,000   $  14,297,500
-------------------------------------------------------
 Road & Rail--2.0%
 Burlington Northern
 Santa Fe Corp.                650,000      16,724,500
-------------------------------------------------------
 Information Technology--5.4%
-------------------------------------------------------
 Communications Equipment--0.8%
 Cisco Systems, Inc. 1         600,000       6,708,000
-------------------------------------------------------
 Computers & Peripherals--3.2%
 Dell
 Computer Corp. 1              550,000      15,735,500
-------------------------------------------------------
 EMC Corp. 1                 1,100,000       5,621,000
-------------------------------------------------------
 Sun
 Microsystems, Inc. 1        1,700,000       5,033,700
                                          -------------
                                            26,390,200

-------------------------------------------------------
 Software--1.4%
 Microsoft Corp. 1             210,000      11,228,700
-------------------------------------------------------
 Materials--1.6%
-------------------------------------------------------
 Metals & Mining--1.6%
 Alcoa, Inc.                   600,000      13,236,000
-------------------------------------------------------
 Telecommunication Services--6.2%
-------------------------------------------------------
 Diversified Telecommunication Services--6.2%
 SBC
 Communications, Inc.          550,000      14,113,000
-------------------------------------------------------
 Sprint Corp.
 (Fon Group)                 1,000,000      12,420,000
-------------------------------------------------------
 Verizon
 Communications, Inc.          625,000      23,600,000
                                          -------------
                                            50,133,000

                                          Market Value
                                Shares      See Note 1
-------------------------------------------------------
 Utilities--2.6%
-------------------------------------------------------
 Electric Utilities--2.6%
 Exelon Corp.                  425,000    $ 21,420,000
                                          -------------
 Total Common Stocks
 (Cost $811,562,246)                       773,502,673

                             Principal
                                Amount
-------------------------------------------------------
 Short-Term Notes--5.0%
-------------------------------------------------------
 Canadian Imperial
 Holdings, Inc., 1.75%,
 11/4/02                   $15,000,000      14,997,819
-------------------------------------------------------
 Federal Home Loan
 Bank, 1.65%, 11/1/02       12,000,000      12,000,000
-------------------------------------------------------
 Student Loan
 Marketing Assn.,
 1.72%, 11/1/02             14,042,000      14,042,000
                                          -------------
 Total Short-Term Notes
 (Cost $41,039,819)                         41,039,819

-------------------------------------------------------
 Total Investments, at Value
 (Cost $852,602,065)             99.8%     814,542,492
-------------------------------------------------------
 Other Assets
 Net of Liabilities               0.2        1,585,329
                                -----------------------
 Net Assets                     100.0%    $816,127,821
                                =======================

Footnotes to Statement of Investments
1.  Non-income producing security.

See accompanying Notes to Financial Statements.

                     14 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2002

=====================================================================================
 Assets
-------------------------------------------------------------------------------------

 Investments, at value (cost $852,602,065)--see accompanying statement
$814,542,492
-------------------------------------------------------------------------------------
 Cash
281,824
-------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold
5,022,998
 Interest and dividends
1,375,000
 Shares of capital stock sold
707,462
 Other
19,608

-------------
 Total assets
821,949,384

=====================================================================================
 Liabilities
-------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased
2,810,000
 Shares of capital stock redeemed
2,280,424
 Transfer and shareholder servicing agent fees
215,105
 Distribution and service plan fees
171,875
 Shareholder reports
141,801
 Directors' compensation
117,407
 Other
84,951

-------------
 Total liabilities
5,821,563

=====================================================================================
 Net Assets
$816,127,821

=============

=====================================================================================
 Composition of Net Assets
-------------------------------------------------------------------------------------
 Par value of shares of capital stock                                   $
55,184,853
-------------------------------------------------------------------------------------
 Additional paid-in capital
841,869,324
-------------------------------------------------------------------------------------
 Accumulated net investment loss
(116,772)
-------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions
(42,750,011)
-------------------------------------------------------------------------------------
 Net unrealized depreciation on investments
(38,059,573)
-------------------------------------------------------------------------------------
 Net Assets
$816,127,821

=============

                     15 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Continued

=============================================================================
 Net Asset Value Per Share
-----------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on
 net assets of $487,750,342 and 32,445,368 shares of capital
 stock outstanding)                                                   $15.03
 Maximum offering price per share (net asset value plus
 sales charge of 5.75% of offering price)                             $15.95
-----------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $229,554,963 and 15,972,525
 shares of capital stock outstanding)                                 $14.37
-----------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge) and offering
 price per share (based on net assets of $68,833,891 and
 4,785,484 shares of capital stock outstanding)                       $14.38
-----------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $8,146,527 and 543,511 shares
 of capital stock outstanding)                                        $14.99
-----------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per
 share (based on net assets of $21,842,098 and 1,437,965
 shares of capital stock outstanding)                                 $15.19

 See accompanying Notes to Financial Statements.

                     16 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2002

===================================================================================
 Investment Income
-----------------------------------------------------------------------------------

 Dividends (net of foreign withholding taxes of $25,380)            $
15,969,122
-----------------------------------------------------------------------------------
 Interest
1,673,231

---------------
 Total investment income
17,642,353

===================================================================================
 Expenses
-----------------------------------------------------------------------------------
 Management fees
9,101,127
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A
1,997,588
 Class B
2,964,479
 Class C
823,173
 Class N
31,739
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A
1,498,472
 Class B
873,392
 Class C
233,797
 Class N
19,578
 Class Y
95,567
-----------------------------------------------------------------------------------
 Shareholder reports
268,693
-----------------------------------------------------------------------------------
 Directors' compensation
51,188
-----------------------------------------------------------------------------------
 Custodian fees and expenses
22,657
-----------------------------------------------------------------------------------
 Other
159,723

---------------
 Total expenses
18,141,173
 Less reduction to custodian expenses
(649)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Classes A, B, C and N
(17,043)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y
(23,633)

---------------
 Net expenses
18,099,848

===================================================================================
 Net Investment Loss
(457,495)

===================================================================================
 Realized and Unrealized Loss
-----------------------------------------------------------------------------------
 Net realized loss on investments
(41,300,603)
-----------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments
(108,653,940)

---------------
 Net realized and unrealized loss
(149,954,543)

===================================================================================
 Net Decrease in Net Assets Resulting from Operations
$(150,412,038)

===============

See accompanying Notes to Financial Statements.

                     17 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended October 31,                                          2002
2001
===================================================================================
 Operations
-----------------------------------------------------------------------------------

 Net investment loss                                    $   (457,495) $
(584,413)
-----------------------------------------------------------------------------------
 Net realized gain (loss)                                (41,300,603)
26,691,740
-----------------------------------------------------------------------------------
 Net change in unrealized depreciation                  (108,653,940)
(89,735,914)

---------------------------
 Net decrease in net assets resulting from operations   (150,412,038)
(63,628,587)

===================================================================================
 Dividends and/or Distributions to Shareholders
-----------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                 (12,946,590)
(12,873,705)
 Class B                                                  (7,496,507)
(7,881,656)
 Class C                                                  (1,939,923)
(1,839,669)
 Class N
(96,893)           --
 Class Y                                                    (473,948)
(321,742)

===================================================================================
 Capital Stock Transactions
-----------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital stock transactions:
 Class A                                                  20,977,024
46,323,847
 Class B                                                 (37,437,200)
11,374,154
 Class C                                                   2,368,408
9,956,000
 Class N                                                   6,852,192
2,889,520
 Class Y                                                   5,546,253
9,297,478

===================================================================================
 Net Assets
-----------------------------------------------------------------------------------
 Total decrease                                         (175,059,222)
(6,704,360)
-----------------------------------------------------------------------------------
 Beginning of period                                     991,187,043
997,891,403

---------------------------
 End of period [including accumulated net investment
 losses of $116,772 and $101,903, respectively]         $816,127,821
$991,187,043

===========================

 See accompanying Notes to Financial Statements.

                     18 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS

 Class A    Year Ended October 31                2002      2001     2000
1999      1998
=============================================================================================
 Per Share Operating Data
---------------------------------------------------------------------------------------------

 Net asset value, beginning of period         $ 17.97   $ 19.40    $ 21.77  $
21.46  $ 20.49
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .03       .03
..04      .02      .15
 Net realized and unrealized gain (loss)        (2.56)    (1.01)
..17     1.28     1.80

----------------------------------------------
 Total from investment operations               (2.53)     (.98)
..21     1.30     1.95
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              --        --
--     (.15)    (.11)
 Dividends in excess of net investment income      --        --
--       -- 1     --
 Distributions from net realized gain            (.41)     (.45)
(2.58)    (.84)    (.87)

----------------------------------------------
 Total dividends and/or
 distributions to shareholders                   (.41)     (.45)
(2.58)    (.99)    (.98)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                $15.03    $17.97     $19.40
$21.77   $21.46

==============================================

=============================================================================================
 Total Return, at Net Asset Value 2            (14.52)%   (5.23)%
1.44%    6.15%    9.87%
---------------------------------------------------------------------------------------------

=============================================================================================
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $487,750  $567,124   $569,086
$906,698 $976,655
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $567,625  $593,910   $685,319
$977,120 $853,061
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                           0.21%     0.21%    0.05%
0.07%     0.83%
 Expenses                                        1.59%     1.57%    1.61%
1.60%     1.59% 4
 Expenses, net of waiver of expenses             1.59%     1.57%    1.56%
1.60%     1.59%
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                           12%       19%
51%       62%       21%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                     19 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

 Class B    Year Ended October 31                2002      2001
2000     1999     1998
=============================================================================================
 Per Share Operating Data
---------------------------------------------------------------------------------------------

 Net asset value, beginning of period         $ 17.31   $ 18.82    $ 21.32  $
21.08  $ 20.17
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    (.13)     (.08)
(.17)    (.11)     .07
 Net realized and unrealized gain (loss)        (2.40)     (.98)
..25     1.26     1.76

-----------------------------------------------
 Total from investment operations               (2.53)    (1.06)
..08     1.15     1.83
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              --        --
--     (.07)    (.05)
 Dividends in excess of net investment income      --        --
--       -- 1     --
 Distributions from net realized gain            (.41)     (.45)
(2.58)    (.84)    (.87)

-----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.41)     (.45)   (2.58)
(.91)     (.92)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                $14.37    $17.31   $18.82
$21.32    $21.08
---------------------------------------------------------------------------------------------

=============================================================================================
 Total Return, at Net Asset Value 2            (15.09)%   (5.83)%   0.79%
5.51%     9.38%
---------------------------------------------------------------------------------------------

=============================================================================================
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $229,555  $318,916   $336,225
$520,146 $512,885
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $296,203  $346,623   $390,734
$541,440 $417,011
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                   (0.47)%   (0.45)%    (0.58)%
(0.51)%   0.33%
 Expenses                                        2.27%     2.21%
2.24%    2.17%    2.09% 4
 Expenses, net of waiver of expenses             2.27%     2.21%
2.19%    2.17%    2.09%
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                           12%       19%
51%      62%      21%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                     20 | OPPENHEIMER QUEST VALUE FUND, INC.

 Class C   Year Ended October 31                 2002      2001
2000     1999     1998
=============================================================================================
 Per Share Operating Data
---------------------------------------------------------------------------------------------

 Net asset value, beginning of period         $ 17.32   $ 18.83    $ 21.32  $
21.07  $ 20.17
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    (.08)     (.05)
(.17)    (.11)     .07
 Net realized and unrealized gain (loss)        (2.45)    (1.01)
..26     1.26     1.75

-----------------------------------------------
 Total from investment operations               (2.53)    (1.06)
..09     1.15     1.82
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              --        --
--     (.06)    (.05)
 Dividends in excess of net investment income      --        --
--       -- 1     --
 Distributions from net realized gain            (.41)     (.45)
(2.58)    (.84)    (.87)

-----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.41)     (.45)
(2.58)    (.90)    (.92)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                $14.38    $17.32     $18.83
$21.32   $21.07
---------------------------------------------------------------------------------------------

=============================================================================================
 Total Return, at Net Asset Value 2            (15.08)%   (5.82)%
0.83%    5.55%    9.32%
---------------------------------------------------------------------------------------------

=============================================================================================
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $68,834   $81,771    $79,102
$132,668 $140,461
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $82,282   $84,956    $94,621
$143,378 $116,160
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                   (0.46)%   (0.42)%    (0.55)%
(0.48)%   0.33%
 Expenses                                        2.26%     2.19%
2.21%    2.15%    2.10% 4
 Expenses, net of waiver of expenses             2.26%     2.19%
2.16%    2.15%    2.10%
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                           12%       19%
51%      62%      21%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                     21 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

 Class N   Year Ended October 31
2002     2001 1
======================================================================================
 Per Share Operating Data
--------------------------------------------------------------------------------------

 Net asset value, beginning of period                              $ 17.96
$ 20.01
--------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.01)       -- 2
 Net realized and unrealized loss
(2.55)    (2.05)

-------------------
 Total from investment operations
(2.56)    (2.05)
--------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--        --
 Dividends in excess of net investment income
--        --
 Distributions from net realized gain
(.41)       --

-------------------
 Total dividends and/or distributions
 to shareholders
(.41)       --
--------------------------------------------------------------------------------------
 Net asset value, end of period                                     $14.99
$17.96
--------------------------------------------------------------------------------------

======================================================================================
 Total Return, at Net Asset Value 3                                 (14.70)%
(10.25)%
--------------------------------------------------------------------------------------

======================================================================================
 Ratios/Supplemental Data
--------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                           $8,147
$2,696
--------------------------------------------------------------------------------------
 Average net assets (in thousands)                                  $6,363
$  651
--------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss
(0.02)%   (0.13)%
 Expenses
1.79%     1.72%
 Expenses, net of waiver of expenses
1.79%     1.72%
--------------------------------------------------------------------------------------
 Portfolio turnover rate
12%       19%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                     22 | OPPENHEIMER QUEST VALUE FUND, INC.

 Class Y   Year Ended October 31                 2002      2001
2000     1999     1998
=============================================================================================
 Per Share Operating Data
---------------------------------------------------------------------------------------------

 Net asset value, beginning of period         $ 18.10   $ 19.47    $ 21.82  $
21.54  $ 20.55
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .05       .04
..04      .08      .21
 Net realized and unrealized gain (loss)        (2.55)     (.96)
..19     1.28     1.83

-----------------------------------------------
 Total from investment operations               (2.50)     (.92)
..23     1.36     2.04
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              --        --
--     (.24)    (.18)
 Dividends in excess of net investment income      --        --
--       -- 1     --
 Distributions from net realized gain            (.41)     (.45)
(2.58)    (.84)    (.87)

-----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.41)     (.45)     (2.58)
(1.08)   (1.05)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                $15.19    $18.10     $19.47
$21.82   $21.54
---------------------------------------------------------------------------------------------

=============================================================================================
 Total Return, at Net Asset Value 2           (14.25)%    (4.89)%
1.54%    6.45%   10.36%
---------------------------------------------------------------------------------------------

=============================================================================================
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $21,842   $20,681    $13,478
$14,579  $10,036
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $23,774   $18,259    $12,712
$12,065  $ 5,673
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                           0.50%     0.52%
0.21%    0.32%    1.30%
 Expenses                                        1.38%     1.25%
1.45%    1.33%    1.14% 4
 Expenses, net of voluntary waiver of transfer
 agent fees, reduction to custodian expenses
 and/or waiver of expenses                       1.28%     1.22%
1.40%    1.33%    1.14%
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                           12%       19%
51%      62%      21%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                     23 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

================================================================================
 1. Significant Accounting Policies
 Oppenheimer Quest Value Fund, Inc. (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the
 Manager). The Manager has entered into a sub-advisory agreement with OpCap
 Advisors.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical
 rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price
 of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the spread of the closing
 bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than
 those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

                     24 | OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    During the fiscal year ended October 31, 2002, the Fund did not utilize any
 capital loss carryforward.

 As of October 31, 2002, the Fund had available for federal income tax purposes
 an unused capital loss carryforward as follows:

                              Expiring
                              ----------------------
                              2010       $41,300,603
--------------------------------------------------------------------------------
 Directors' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended
 October 31, 2002, the Fund's projected benefit obligations were increased by
 $17,904 and payments of $3,035 were made to retired directors, resulting in an
 accumulated liability of $116,770 as of October 31, 2002.
    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the
Fund.
 Under the plan, the compensation deferred is invested for the Board of
 Directors in shares of one or more Oppenheimer funds selected by the director.
 The amount paid to the Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the
 fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized
 gain was recorded by the Fund.

                     25 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 1. Significant Accounting Policies Continued
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $473,017, a decrease in accumulated net investment loss of $442,626, and a decrease in accumulated net realized loss on
 investments of $30,391. Net assets of the Fund were unaffected by the reclassifications.

 The tax character of distributions paid during the year ended October 31,
2002
 and year ended October 31, 2001 was as follows:

                                           Year Ended        Year Ended
                                     October 31, 2002  October 31, 2001
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $ 1,697,565       $        --
                 Long-term capital gain    21,256,296        22,916,772
                 Return of capital                 --                --
                                          -----------------------------
                 Total                    $22,953,861       $22,916,772
                                          =============================

 As of October 31, 2002, the components of distributable earnings on a tax basis
 were as follows:

                 Accumulated net investment loss $   (116,772)
                 Accumulated net realized loss    (42,750,011)
                 Net unrealized depreciation      (38,059,573)
                                                 ------------
                 Total                           $(80,926,356)
                                                 ============
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon
 ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income
and
 expenses during the reporting period. Actual results could differ from those estimates.

                     26 | OPPENHEIMER QUEST VALUE FUND, INC.

================================================================================
 2. Shares of Capital Stock
 The Fund has authorized 125 million shares of $1.00 par value capital stock in
 the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                         Year Ended October 31, 2002   Year Ended October 31,
2001 1
                                Shares        Amount         Shares
Amount
-----------------------------------------------------------------------------------
 Class A

 Sold                        8,188,234  $143,871,912      9,352,021  $
186,833,455
 Dividends and/or
 distributions reinvested      653,219    12,162,940        626,615
12,075,026
 Redeemed                   (7,958,165) (135,057,828)    (7,755,675)
(152,584,634)

-------------------------------------------------------
 Net increase                  883,288  $ 20,977,024      2,222,961  $
46,323,847

=======================================================

-----------------------------------------------------------------------------------
 Class B
 Sold                        3,073,484  $ 51,995,465      4,296,082  $
82,580,719
 Dividends and/or
 distributions reinvested      380,323     6,815,399        381,086
7,118,687
 Redeemed                   (5,903,799)  (96,248,064)    (4,117,343)
(78,325,252)

-------------------------------------------------------
 Net increase (decrease)    (2,449,992) $(37,437,200)       559,825  $
11,374,154

=======================================================

-----------------------------------------------------------------------------------
 Class C
 Sold                        1,528,409  $ 25,621,828      1,664,615  $
31,875,328
 Dividends and/or
 distributions reinvested       95,986     1,721,039         88,252
1,648,568
 Redeemed                   (1,559,108)  (24,974,459)    (1,233,511)
(23,567,896)

-------------------------------------------------------
 Net increase                   65,287  $  2,368,408        519,356  $
9,956,000

=======================================================

-----------------------------------------------------------------------------------
 Class N
 Sold                          540,598  $  9,398,173        152,195  $
2,927,413
 Dividends and/or
 distributions reinvested        5,205        96,872
--             --
 Redeemed                     (152,433)   (2,642,853)        (2,054)
(37,893)

-------------------------------------------------------
 Net increase                  393,370  $  6,852,192        150,141  $
2,889,520

=======================================================

-----------------------------------------------------------------------------------
 Class Y
 Sold                          796,765  $ 14,147,444      1,222,217  $
24,487,880
 Dividends and/or
 distributions reinvested       25,250       473,948         16,627
321,741
 Redeemed                     (526,653)   (9,075,139)      (788,350)
(15,512,143)

-------------------------------------------------------
 Net increase                  295,362  $  5,546,253        450,494  $
9,297,478

=======================================================

 1. For the year ended October 31, 2001, for Class A, B, C and Y shares and for
 the period from March 1, 2001 (inception of offering) to October 31, 2001, for
 Class N shares.

                     27 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2002, were
 $157,751,306 and $106,644,350, respectively.

 As of October 31, 2002, unrealized appreciation (depreciation) based on cost of
 securities for federal income tax purposes of $854,051,472 was composed of:

                     Gross unrealized appreciation $ 115,700,294
                     Gross unrealized depreciation  (155,209,274)
                                                   -------------
                     Net unrealized depreciation   $ (39,508,980)
                                                   =============

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective March 1, 2002, the agreement provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $2.2 billion, 0.75% of the next $1 billion and 0.65% of average annual net
 assets in excess of $4 billion. Prior to March 1, 2002, the annual advisory fee
 rate was: 1.00% of the first $400 million of average annual net assets of the
 Fund, 0.90% of the next $400 million, 0.85% of the next $3.2 billion, 0.80%
of
 the next $4 billion and 0.75% of average annual net assets in excess of $8 billion.

--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the year ended
 October 31, 2002, the Manager paid $3,123,713 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund.
The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent
 fees up to an annual rate of 0.25% of average net assets of Class Y shares
and
 for all other classes, up to an annual rate of 0.35% of average net assets of each class. Beginning November 1, 2002, transfer agent fees for Class Y shares
 are limited to 0.35% of the Fund's average daily net assets. This undertaking may be amended or withdrawn at any time.

                     28 | OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                 Aggregate        Class A    Concessions    Concessions
Concessions   Concessions
                 Front-End      Front-End     on Class A     on Class B
on Class C    on Class N
             Sales Charges  Sales Charges         Shares
Shares         Shares        Shares
                on Class A    Retained by    Advanced by    Advanced by
Advanced by   Advanced by
 Year Ended         Shares    Distributor  Distributor 1  Distributor 1
Distributor 1 Distributor 1
----------------------------------------------------------------------------------------------------

 October 31, 2002 $940,224      $299,952        $119,131     $1,231,719
$183,899       $71,519

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                             Class A       Class B        Class C
Class N
                          Contingent    Contingent     Contingent
Contingent
                            Deferred      Deferred       Deferred
Deferred
                       Sales Charges Sales Charges  Sales Charges  Sales
Charges
                         Retained by   Retained by    Retained by    Retained
by
 Year Ended              Distributor   Distributor    Distributor
Distributor
--------------------------------------------------------------------------------
 October 31, 2002            $17,616      $811,106        $16,639
$5,733

--------------------------------------------------------------------------------
 Class A Distribution and Service Plan Fees. The Fund has adopted a
Distribution
 and Service Plan for Class A shares. Under the plan the Fund currently pays an
 asset-based sales charge to the Distributor at an annual rate equal to 0.15%
of
 average annual net assets representing Class A shares purchased before
 September 1, 1993 and 0.10% of average annual net assets representing Class A shares purchased on or after that date. The Fund also pays a service fee to the
 Distributor of 0.25% of the average annual net assets of Class A shares. For the year ended October 31, 2002, payments under the Class A plan totaled
 $1,997,588 all of which were paid by the Distributor to recipients, and included $71,515 paid to an affiliate of the Manager.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and
Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

                     29 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 4. Fees and Other Transactions with Affiliates Continued
 Distribution fees paid to the Distributor for the year ended October 31,
2002,
 were as follows:

Distributor's
                                                   Distributor's
Aggregate
                                                       Aggregate
Unreimbursed
                                                    Unreimbursed  Expenses as
%
                   Total Payments Amount Retained       Expenses  of Net
Assets
                       Under Plan  by Distributor     Under Plan       of
Class
--------------------------------------------------------------------------------
 Class B Plan          $2,964,479      $2,315,832     $8,103,068
3.53%
 Class C Plan             823,173         208,816      2,558,420
3.72
 Class N Plan              31,739          30,524        181,018
2.22

================================================================================
 5. Bank Borrowings
 The Fund may borrow from a bank for temporary or emergency purposes, provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of
 the credit facility at a rate of 0.08% per annum.

    The Fund had no borrowings outstanding during the year ended or at October
 31, 2002.

                                       A-5

                                   Appendix A

                               RATINGS DEFINITIONS
                               -------------------

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
---------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Rating Services
---------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus
(+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation.
However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch, Inc.
---------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong.
This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rates in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and `D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:  Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:   High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:   Default. Denotes actual or imminent payment default.

                                       B-1
                                   Appendix B

                            Industry Classifications
                            ------------------------

Aerospace & Defense                Household Durables
Air Freight & Couriers             Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet & Catalog Retail
Banks                              Internet Software & Services
Beverages                          Information Technology Consulting &
                                   Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                          Marine
Commercial Services & Supplies     Media
Communications Equipment           Metals & Mining
Computers & Peripherals            Multiline Retail
Construction & Engineering         Multi-Utilities
Construction Materials             Office Electronics
Containers & Packaging             Oil & Gas
Distributors                       Paper & Forest Products
Diversified Financials             Personal Products
Diversified Telecommunication      Pharmaceuticals
Services
Electric Utilities                 Real Estate
Electrical Equipment               Road & Rail
Electronic Equipment & Instruments Semiconductor Equipment & Products
Energy Equipment & Services        Software
Food & Drug Retailing              Specialty Retail
Food Products                      Textiles & Apparel
Gas Utilities                      Tobacco
Health Care Equipment & Supplies   Trading Companies & Distributors
Health Care Providers & Services   Transportation Infrastructure
Hotels Restaurants & Leisure       Water Utilities
                                   Wireless Telecommunication Services

                                      C-12

                                   Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.       Applicability of Class A Contingent Deferred Sales Charges in Certain
                                         Cases
---------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within
18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified Retirement
            Plan if the administrator of that Plan has made special
            arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment
            Management, L.P. ("MLIM"), that are made available under a Service
            Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by
            MLIM (the funds described in (a) and (b) are referred to as
            "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
            Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

              Waivers of Class A Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their
         "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
         "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
         (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code),
         in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for Value
         Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for Value
         Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December
         31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than
         Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid.
         This waiver also applies to shares purchased by exchange of shares of
         Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account.
         The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of
         Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic Relations
            Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the
            Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed
            10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section
         I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.    Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
              Funds Who Were Shareholders of Former Quest for Value Funds
---------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global Value
   Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24,
1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value National
   Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California Tax-Exempt
   Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on February
            28, 1991 and who acquired shares of any of the Former Quest for
            Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either Class
            B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social
            Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.     Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
       Funds Who Were Shareholders of Connecticut Mutual Investment Accounts,
                                        Inc.
------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account            Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the
            Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut
            Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
            Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.         Special Reduced Sales Charge for Former Shareholders of Advance
                                  America Funds, Inc.
---------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc.
on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                              Convertible Securities Fund
---------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their
         "immediate families" as defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers,  brokers or  registered  investment  advisors  that had entered  into an agreement  with the  Distributor  or prior  distributor  of the Fund's  shares to sell  shares to  defined  contribution  employee  retirement  plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Quest Value Fund, Inc.

Internet Website
   WWW.OPPENHEIMERFUNDS.COM
   ------------------------

Investment Advisor
     OppenheimerFunds, Inc.
     498 Seventh Avenue
     New York, New York 10018

Sub-Advisor
     OpCap Advisors
     1345 Avenue of the Americas, 49th Floor
     New York, New York 10105-4800

Distributor
     OppenheimerFunds Distributor, Inc.
     498 Seventh Avenue
     New York, New York 10018

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL.OPP (225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Auditors
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw
     1675 Broadway
     New York, New York 10019

1234

PX225.1202

--------
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the
Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.

10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

 OPPENHEIMER QUEST VALUE FUND, INC.

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits
------------------
(a)   (i)   Articles of  Incorporation  dated  8/6/79:  Previously  filed with
Registrant's  original  Registration  Statement on Form N-1A filed on 8/10/79, and refiled with  Post-Effective  Amendment No. 37, 2/13/96,  and incorporated herein by reference.

      (ii)  Restated Articles of Incorporation dated 8/7/97:  Previously filed with Registrant's  Post-Effective  Amendment No. 48, 2/13/01, and incorporated herein by reference.

      (iii) Articles   Supplementary  to  Articles  of   Incorporation   dated
11/22/95:  Previously filed with Post-Effective Amendment No. 37, 2/13/96, and incorporated herein by reference.

      (iv)  Articles  Supplementary to Articles of  Incorporation:  Previously
filed with Post-Effective  Amendment No. 38, 10/16/96, and incorporated herein by reference.

      (v)   Articles  Supplementary to Articles of  Incorporation:  Previously
filed with Post-Effective  Amendment No. 39, 12/12/96, and incorporated herein by reference.

      (vi)  Articles  Supplementary  to  Restated  Articles  of  Incorporation
dated 8/3/99: Previously filed with Registrant's  Post-Effective Amendment No.
48, 2/13/01, and incorporated herein by reference.

(vii) Articles  Supplementary  to  Restated  Articles of  Incorporation  dated
2/5/01:  Previously filed with Registrant's  Post-Effective  Amendment No. 48,
2/13/01, and incorporated herein by reference.

(b)   (i)   By-Laws  dated  8/7/79:  Previously  filed  as  Exhibit  2 to  the original  Registration  Statement  on Form N-1 filed on 8/10/79,  refiled with
Registrant's  Post-Effective Amendment No. 37, 2/13/96 pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

      (ii)  Amendment  No. 1 to By-Laws dated  2/4/97:  Previously  filed with
Registrant's  Post-Effective  Amendment  No. 40,  12/18/97,  and  incorporated herein by reference.

      (iii) Amendment No. 2 to By-Laws dated  7/22/98:  Previously  filed with
Registrant's  Post-Effective  Amendment  No. 44,  12/23/98,  and  incorporated herein by reference.

(c)   (i)         Specimen Class A Share  Certificate:  Previously  filed with
      Registrant's    Post-Effective   Amendment   No.   40,   12/18/97,   and
      incorporated herein by reference.

      (ii)        Specimen Class B Share  Certificate:  Previously  filed with
      Registrant's    Post-Effective   Amendment   No.   40,   12/18/97,   and
      incorporated herein by reference.

      (iii)       Specimen Class C Share  Certificate:  Previously  filed with
      Registrant's    Post-Effective   Amendment   No.   40,   12/18/97,   and
      incorporated herein by reference.

      (iv)        Specimen Class N Share  Certificate:  Previously  filed with
      Registrant's  Post-Effective Amendment No. 47, 12/6/00, and incorporated herein by reference.

      (iv)  Specimen  Class  Y  Share   Certificate:   Previously  filed  with
      Registrant's    Post-Effective   Amendment   No.   40,   12/18/97,   and
      incorporated herein by reference.

(d)   (i)   Investment Advisory Agreement dated 6/2/97:  Previously filed with
Registrant's  Post-Effective  Amendment  No. 40,  12/18/97,  and  incorporated herein by reference.

      (ii)  Amendment  dated  10/22/97  to  Investment   Advisory   Agreement:
Previously filed with Registrant's  Post-Effective Amendment No. 40, 12/18/97,
and incorporated herein by reference.

      (iii) Sub-Advisory  Agreement  dated  3/17/00:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No.  48,  2/13/01,  and  incorporated herein by reference.

(e)   (i)   General Distributor's  Agreement dated 11/22/95:  Previously filed
      with  Registrant's   Post-Effective   Amendment  No.  37,  2/13/96,  and
      incorporated herein by reference.

      (ii)  Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

(iv)  Form  of  Agency  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

(v)   Form of Trust Company Fund/SERV Purchase  Agreement of  OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No.
      45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No.
      45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

(f)   (i)   Form   of   Deferred    Compensation    Plan   for   Disinterested
Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 43 to the  Registration  Statement of  Oppenheimer  Quest For Value Funds (Reg.  No.
33-15489), 12/21/98, and incorporated herein by reference.

      (ii)  Form of Individual  Retirement  Account Trust Agreement:  Filed as
Exhibit 14 of  Registrant's  Post-Effective  Amendment  No. 21 of  Oppenheimer
U.S. Government Trust (Reg. No. 2-76645),  8/25/93, and incorporated herein by reference.

      (iii)       Form  of   prototype   Standardized   and   Non-Standardized
Profit-Sharing Plan and Money Purchase Pension Plan for self-employed  persons and corporations:  Previously filed with Registrant's Post-Effective Amendment
No. 3 of  Oppenheimer  Global  Growth  &  Income  Fund  (File  No.  33-33799),
1/31/92,  and refiled with Post-Effective  Amendment No. 7 to the Registration
Statement of  Oppenheimer  Global  Growth & Income Fund (Reg.  No.  33-33799),
12/1/94,  pursuant to Item 102 of Regulation S-T, and  incorporated  herein by reference.

    (iv)    Form of Tax-Sheltered Retirement Plan and Custody Agreement for
employees of public schools and tax-exempt organizations:  Previously filed with Registrant's Post-Effective Amendment No. 47 to the Registration
Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and
incorporated herein by reference.

      (v)   Form of Simplified  Employee  Pension IRA:  Previously  filed with
Post-Effective  Amendment No. 42 to the Registration  Statement of Oppenheimer
Equity Income Fund (Reg. No. 2-33043),  10/28/94,  and incorporated  herein by reference.

      (vi)  Form of SAR-SEP Simplified  Employee Pension IRA: Previously filed
with  Registrant's   Post-Effective  Amendment  No.  15  to  the  Registration
Statement of Oppenheimer  Mortgage Income Fund, (File No.  33-6614),  2/20/94,
and incorporated herein by reference.

      (vii)       Form  of  Prototype  401(k)  plan:   Previously  filed  with
Post-Effective  Amendment No. 7 to the  Registration  Statement of Oppenheimer
Strategic Income & Growth Fund (File No. 33-47378),  9/28/95, and incorporated herein by reference.

      (viii)      Amended  and  Restated  Retirement  Plan for  Non-Interested
Trustees  or  Directors:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 49 to the Registration  Statement of Oppenheimer Quest For Value
Funds  (Registration  No  33-15489),   2/09/01,  and  incorporated  herein  by
reference.

(g)   (i) Amendment dated December 6, 2002 to the Global Custodial Services
Agreement dated May 3, 2001 between Registrant and Citibank, N.A.: Previously filed with the Initial Registration Statement of Oppenheimer Total Return
Bond Fund (Reg. No. 333-101878), 12/16/02, and incorporated herein by reference.

      (ii) Amendment dated August 28, 2002 to the Global Custodial Services
Agreement dated May 3, 2001 between Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

      (ii) Global Custodial Services Agreement dated May 3, 2001 between
Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment
No. 33 to the Registration Statement of Centennial Money Market Trust (Reg.
No. 2-65245), 10/25/01, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and Consent of Counsel  dated  10/2/92:  Previously  filed with
Registrant's   Pre-Effective  Amendment  No.  1  and  incorporated  herein  by reference.

(j)   Independent Auditors Consents: Filed herewith.

(k)   Not applicable.

(l)   Investment    Letter   from:    Previously   filed   with   Registrant's
      Post-Effective Amendment No. 1, and incorporated herein by reference.

(m)   (i)   Amended and Restated  Distribution  and Service Plan and Agreement
      for Class A shares  dated  2/3/98:  Previously  filed with  Registrant's
      Post-Effective  Amendment No. 44, 12/23/98,  and incorporated  herein by reference.

      (ii)  Amended and Restated  Distribution  and Service Plan and Agreement
      for Class B shares  dated  2/3/98:  Previously  filed with  Registrant's
      Post-Effective  Amendment No. 44, 12/23/98,  and incorporated  herein by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
      for Class C shares  dated  2/3/98:  Previously  filed with  Registrant's
      Post-Effective  Amendment No. 44 12/23/98,  and  incorporated  herein by reference.

      (iv)  Distribution  and Service Plan and  Agreement  for Class N Shares:
Previously filed with Registrant's  Post-Effective  Amendment No. 48, 2/13/01,
and incorporated herein by reference.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
   10/22/02:  Previously filed with Registrant's  Post-Effective Amendment No.
   22 to the  Registration  Statement of  Oppenheimer  Global  Growth & Income
   Fund (Reg. No. 33-33799), 11/20/02, and incorporated herein by reference.

(o)   (i) Powers of Attorney (including Certified Board resolutions):
Previously filed with Registrant's Post-Effective Amendment No. 36, 11/24/95, and incorporated herein by reference.

      (ii) Power of Attorney (including Certified Board resolution) for
Robert G. Galli: Previously filed with Post-Effective Amendment No. 43 to the
Registration Statement of Oppenheimer Quest For Value Funds (Reg. No.
33-15489), 12/21/98, and incorporated herein by reference.

      (iii) Power of Attorney for Brian W. Wixted: Previously filed with
Post-Effective Amendment No. 5 to the Registration Statement of Oppenheimer
Quest Capital Value Fund, Inc., (Reg. No. 333-16881), 2/22/00, and
incorporated herein by reference.

      (iv) Powers of Attorney for Brian Wruble and John V. Murphy: Previously
filed with Post Effective Amendment No. 49 to the Registration Statement of
Oppenheimer Quest Value Fund, Inc., (Reg. 2-65223), 2/26/02, and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
15, 2002 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

      Reference is made to the  provisions  of Article  Seven of  Registrant's
Articles  of  Amendment  and  Restatement  filed  as  Exhibit  23(a)  to  this
Registration Statement, and incorporated herein by reference.

      Insofar as indemnification  for liabilities arising under the Securities
Act of 1933 may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has  been  advised  that  in  the  opinion  of  the  Securities  and  Exchange
Commission such  indemnification  is against public policy as expressed in the
Securities Act of 1933 and is, therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a director,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted by such  director,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser
------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(a)(1)      The  directors  and executive  officers of OpCap  Advisors,  their positions and their other business  affiliations  and business  experience for the past two years are listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Amy B. Adamshick,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles E. Albers,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward J. Amberger,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             As of January 2002: Secretary of
Vice President & Secretary     OppenheimerFunds, Distributor, Inc., Centennial
                               Asset Management Corporation, Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc., Shareholder Financial
                               Services, Inc., Shareholder Services, Inc.;
                               Assistant Secretary of HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., Oppenheimer Trust Company and OFI
                               Institutional Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Victor W. Babin,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce L. Bartlett,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Barela,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Batejan,                None
Executive Vice President/
Chief Information Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly, Associate
                               Director at MetLife (Jan 2000-May 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce Burroughs                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claudia Calich,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Carbuto,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald G. Chibnik,             Director of technology for Sapient Corporation
Assistant Vice President       (July, 2000-August 2001); software architect for
                               Sapient Corporation (March 1997-July 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
O. Leonard Darling,            Chairman of the Board and a director (since June
Vice Chairman, Executive Vice  1999) and Senior Managing Director (since
President, Chief Investment    December 1998) of HarbourView Asset Management
Officer & Director             Corporation; a director (since July 2001) of
                               Oppenheimer Acquisition Corp.; a director (since
                               March 2000) of OFI Private Investments, Inc.;
                               Chairman of the Board, Senior Managing Director
                               and director (since February 2001) of OFI
                               Institutional Asset Management, Inc.; Trustee
                               (since 1993) of Awhtolia College - Greece.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Densen,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Armand B. Erpf,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Fahey,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation; Vice President of Oppenheimer Real
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Crystal French,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 Formerly an Assistant Vice President with
Assistant Vice President       Mitchell Hutchins (January 2000-October 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sharon M. Giordano,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul M. Goldenberg,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mike Goldverg,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly Executive Director with
                               Miller Anderson Sherrerd, a division of Morgan
                               Stanley Investment Management. (April 1992-March
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 Formerly a portfolio manager at Fortis Advisors
Vice President                 (July 1998-October 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Grill,                  None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Guy,                    None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Hager,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             Formerly Vice President of Product Management at
Senior Vice President          Ameritrade (until March 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President  &  Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; and of OFI Institutional
                               Asset Management, Inc. (since February 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002) prior to
                               which he was Vice President and Senior Analyst
                               at Merrill Lynch Investment Managers (October
                               1996-February 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lewis A. Kamman,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None.
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Garrett K. Kolb,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter G. Konops,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Avram D. Kornberg,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Guy E. Leaf,                   Vice President of Merrill Lynch (January
Vice President                 2000-September 2001.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          Formerly Vice President and portfolio manager at
Senior Vice President          Morgan Stanley Investment Management
                               (1997-September 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dina C. Lee,                   Formerly an attorney with Van Eck Global (until
Assistant   Vice  President  & December 2000).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Vice President of Shareholder Financial
Vice President                 Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Reed Litcher,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marianne Manzolillo,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and OFI Institutional
                               Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Migan,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joy Milan,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation. Formerly an Executive Director and
                               Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman,   President,   Chief Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Director
                               of Oppenheimer Acquisition Corp., Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Negri,                   Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barbara Niederbrach,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank J. Pavlak,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas P. Reedy,               Vice President (since April 1999) of HarbourView
Vice President                 Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rob Robis,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard H. Rubinstein,         None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo                 Director, Treasurer and Chief Financial Officer
Executive  Vice  President and of Oppenheimer Acquisition Corp.; President and
Director                       director of Shareholder Services, Inc. and
                               Shareholder Financial Services, Inc.; Director
                               (Class A) of Trinity Investment Management
                               Corporation; Chairman of the Board, Chief
                               Executive Officer, President and Director or OFI
                               Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Schneider,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Schultz,                 Chief Executive Officer, President & Senior
Senior Vice President          Managing Director & Director of OFI
                               Institutional Asset Management, Inc. and
                               HarbourView Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation; Director of
                               Oppenheimer Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001) prior to which he was a
                               Vice President of Merrill Lynch Pierce Fenner &
                               Smith, Inc. (July 1998-October 2000).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Soper,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayne M. Stevlingson,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Since December 2001, Secretary of Oppenheimer
Assistant Vice President,      Trust Company.
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin L. Surrett,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony A. Tanner,             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Utaro,                  None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Samuel Sloan Walker,           Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
            Kenneth Winston,   Principal at Richards & Tierney, Inc. (until
Senior Vice President          June 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
            Brian W. Wixted,   Treasurer of HarbourView Asset Management
            Senior Vice        Corporation; OppenheimerFunds International
                        PresideLtd., Oppenheimer Partnership Holdings, Inc.,
                        and    Oppenheimer Real Asset Management Corporation,
Treasurer                      Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc. and OFI Institutional Asset
                               Management, Inc.; Treasurer and Chief Financial
                               Officer of Oppenheimer Trust Company; Assistant
                               Treasurer of Oppenheimer Acquisition Corp. and
                               OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol Wolf,                    Serves on the Board of the Colorado Ballet.
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Senior Vice President          January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and Oppenheimer Trust Company;
                               Vice President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary of OAC
                               Acquisition Corp.; Director and Assistant
                               Secretary of OppenheimerFunds International
                               Ltd.; Director of Oppenheimer Real Asset
                               Management, Inc.; Vice President of
                               OppenheimerFunds Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman,                  None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is 498
Seventh Avenue, New York, New York 10018.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Name & Current Position             Other Business and Connections
with OpCap Advisors                 During the Past Two Years
-------------------                 -------------------------

Mark Degenhart,
Vice President and
Portfolio Manager                   Vice President of Oppenheimer Capital.

Richard J. Glasebrook, II,
Vice President and
Portfolio Manager                   Managing Director of Oppenheimer Capital.

Colin Glinsman,
Vice President and
Portfolio Manager                   Managing Director and Chief Investment
                                    Officer of Oppenheimer Capital.

Louis Goldstein,
Vice President and
Portfolio Manager                   Senior Vice President of Oppenheimer
Capital.

Matthew Greenwald,
Vice President and
Portfolio Manager                   Senior Vice President of Oppenheimer
Capital.

Benjamin Gutstein,
Vice President and
Portfolio Manager                   Assistant Vice President of Oppenheimer
Capital.

Vikki Y. Hanges,
Vice President and
Portfolio Manager                   Senior Vice President of Oppenheimer
Capital.

Francis A. LeCates, Jr.,
Vice President and
Director of Research                Managing Director of Oppenheimer Capital.

Elisa A. Mazen,
Vice President and
Portfolio Manager                   Senior Vice President of Oppenheimer
                                    Capital.

Susan Murphy,
Senior Vice President               Chief Operating Officer, PIMCO Advisory
                                    Services.

Robert M. Fitzgerald,
Chief Financial Officer             Executive Vice President and Chief
                                    Financial Officer of PIMCO Advisors L.P.

Francis C. Poli,
Chief Legal Officer, Secretary &
Senior Vice President               Chief Legal Officer of PIMCO Advisors
                                    L.P.; Secretary of Oppenheimer Capital.

Kenneth M. Poovey,
Chief Executive Officer             Chief Executive Officer, Chief Operating
                                    Officer and General Counsel of PIMCO
                                    Advisors L.P.

Brian S. Shlissel,
Senior Vice President and
Treasurer                           Vice President of PIMCO Advisors L.P.

Malcolm Bishopp,
Senior Vice President               Senior Vice President of PIMCO Advisory
                                    Services. Senior Vice President of
                                    Oppenheimr Capital.

William McDaniel,
Senior Vice President               Managing Director of Oppenheimer Capital.

Steven Calabria,
Vice President
PIMCO Advisors L.P.                 Vice President of Oppenheimer Capital.

Ken W. Corba,
Vice President                      Managing Director of PIMCO Equity
Advisors.

Michael F. Gaffney,
Vice President                      Managing Director of PIMCO Equity
Advisors.

John Lindenthal,
Portfolio Manager and
Vice President                      Managing Director of Oppenheimer Capital.

Dennis McKechnie,
Vice President                      Managing Director of PIMCO Equity
Advisors.

Jeffrey D. Parker,
Vice President                      Managing Director of PIMCO Equity
Advisors.

The address of OpCap Advisors is 1345 Avenue of the Americas, 49th Floor, New
York, New York 10105-4800.

For information as to the business, profession, vocation or employment of a substantial nature of the officers of OpCap Advisors and Oppenheimer Capital, reference is made to their respective Forms ADV filed under the Investment
Advisers Act of 1940, which are incorporated herein by reference.

Item 27.  Principal Underwriter
-------   ---------------------

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement  and listed in Item 26(b)  above  (except  Oppenheimer  Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual  Institutional
Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason R. Bach                   Vice President            None
3264 Winthrop Cricle
Marietta, GA 30067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gabriella Bercze(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Woodbark
Spring, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Bonner(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Burton                    Vice President            None
412 Towne Green Circle
Addison, TX 75001
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Crockett(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(w)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
4090 Redbud Circle
Doylestown, PA 18901
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
7124 Trysail Circle
Tampa, FL 33607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Vice President            None
9 Townview Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld(2)            Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
P. Lyman Foster(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle M. Gans                Vice President            None
2700 Polk Street, Apt. #9
San Francisco, CA 94109
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant(2)                  Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tonya N. Hammet                 Assistant Vice President  None
2612 W. Grand Reserve Circle
#227
Clearwater, FL 33759
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clifford W. Heidinger           Vice President            None
90 Gates Street
Portsmouth, NH 03801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery              Vice President            None
184 Park Avenue
Rochester, NY 14607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristen L. Heyburn              Vice President            None
2315 Mimosa Drive #2
Houston, TX 77019
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard L. Hymes(2)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President            Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson                 Vice President            None
28 Oxford Avenue
Mill Valley, CA 94941
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Kavanaugh               Vice President            None
2 Cervantes, Apt. #301
San Francisco, CA 94123
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian G. Kelly                  Vice President            None
60 Larkspur Road
Fairfield, CT 06430
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
9697 S. Golden Eagle Dr.
Highlands, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
5341 Ellsworth
Dallas, TX 75206
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1941 W. Wolfram
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
3 St. Marks Place
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David M. Martin                 Vice President            None
10155 S. Woodrose Lane
Highlands Ranch, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony P. Mazzariello          Vice President            None
704 Beaver Road
Leetsdale, PA 15056
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
18424 12th Avenue West
Lynnwood, WA 98037
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President and
                                                          Principal Executive
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raymond C. Olson(1)             Assistant Vice President  None
                                & Treasurer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Presutti             Vice President            None
238 Kemp Avenue
Fair Haven, NJ 07704
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher L. Quinson          Vice President            None
19 Cayuga Street
Rye, NY 10580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Heather Rabinowitz(2)           Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary D. Rakan                   Vice President            None
25031 Woodridge Triangle
Farmington, MI 48335
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis H. Reynolds(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Simone Richter(2)      Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Bantage Point Terr.
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sciortino               Vice President            None
785 Beau Chene Drive
Mandeville, LA 70471
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie Simon(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
808 South 194th Street
Seattle,WA 98148
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William A. Spetrino             Vice President            None
7631 Yennicook Way
Hudson, OH 44236
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
239 N. Colony Drive
Edgewood, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 Scott McGregor Tatum           Vice President            None
 704 Inwood
Southlake, TX 76092
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
1328 N. Cleveland Street
Arlington, VA 22201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
14575 S. Gallery
Olathe, KS 66062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Floyd A. Tucker                 Vice President            None
1930 W. Barry Ave., #2
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tanya Valency(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28.  Location of Accounts and Records
------------------------------------------

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29.  Management Services
-----------------------------

Not applicable

Item 30.  Undertakings
----------------------

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of December, 2002.

                        OPPENHEIMER QUEST VALUE FUND, INC.

                        By:  /s/ John V. Murphy*
                        -------------------------------------------
                        John V. Murphy, President &
                        Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ Thomas W. Courtney *     Chairman of the Board       December 23, 2002
-----------------------------                            of Directors
Thomas W. Courtney

/s/ John V. Murphy*
------------------------------                           President &
Principal                    December 23, 2002
John V. Murphy               Executive Officer

/s/ Brian W. Wixted *        Treasurer and Chief
-----------------------------                            Financial and
December 23, 2002
Brian W. Wixted              Accounting Officer

/s/ Paul Y. Clinton *        Director                    December 23, 2002
---------------------------
Paul Y. Clinton

/s/ Robert G. Galli *
---------------------------- Director                    December 23, 2002
Robert G. Galli

 /s/ Lacy B. Herrmann *      Director                    December 23, 2002
----------------------------
Lacy B. Herrmann

/s/ Brian Wruble             Director                    December 23, 2002
---------------------------
Brian Wruble

*By: /s/ Robert G. Zack
----------------------------
Robert G. Zack, Attorney-in-Fact

                      OPPENHEIMER QUEST VALUE FUND, INC.

                      REGISTRATION STATEMENT NO. 2-65223

                                EXHIBIT INDEX

Exhibit No.                         Description
----------                          -----------

23(j)                        Independent Auditor's Consent